UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2010

Item 1. Reports to Stockholders.

April 30, 2010

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Supplemental Information

Trustee and Officer Information	25

Proxy Voting and Form N-Q Information	28

Expense Examples	28

Portfolio Holdings	30

Advisory Contract Renewal	31

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

Domestic GDP has risen for three consecutive quarters, global conditions are improving and credit markets have stabilized. Signs of an improving economy, low interest rates and better than expected corporate earnings have strengthened investor confidence in the market. Investors continued to migrate out of money market funds, depositing net flows of $392 billion in fixed income funds and $57 billion in equity funds over the last year. Broad market equity and fixed income indices overcame minor risk flares from European sovereign debt concerns and Chinese interest rate tightening early in 2010 to post a fourth straight quarterly advance.

As the economic recovery continues to take shape, economic indicators are mixed and the long-term macro environment remains uncertain. On one hand, the U.S. economy is diligently working to overcome weak consumer spending and persistent unemployment. On the other hand, corporate cash balances are high, housing has stabilized and manufacturing activity is trending upward. The outcome of impending financial regulation and how Europe works through its debt troubles will certainly have a far reaching impact on economies worldwide.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary

3

to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Institutional Money Market Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (6.4%)
Abbey National Treasury Services PLC, Series 1, 0.63% (a), 7/12/10	$14,000	$14,000
Barclays Bank PLC NY, 0.77%, 1/13/11	17,000	17,000
BNP Paribas, 0.28%, 7/8/10	20,000	20,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	20,000	20,000
Toronto-Dominion Bank NY
0.27%, 8/18/10	15,000	15,000
0.25% (a), 2/4/11	16,000	16,000
Total Certificates of Deposit (Amortized Cost $102,000)		102,000
Commercial Paper (9.1%)
Australia & New Zealand Banking Group Ltd., 0.24% (a), 12/16/10 (b)	14,500	14,499
Campbell Soup Co., 0.70% (c), 7/26/10 (b)	16,000	15,973
Citigroup Funding, Inc., 0.25% (c), 5/25/10	33,000	32,995
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	14,000	13,991
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	15,000	14,967
Honeywell International, Inc., 0.71% (c), 7/1/10 (b)	14,000	13,983
Northwestern University, 0.21% (c), 6/23/10	14,500	14,496
Straight-A Funding LLC, 0.19% (c), 5/12/10 (b)	15,000	14,999
Texas Public Finance Authority, 0.20%, 5/18/10	9,000	9,000
Total Commercial Paper (Amortized Cost $144,903)		144,903
Corporate Bonds (17.0%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	72,000	72,000
Ballenisles Country Club, 0.30% (a), 12/1/22	10,000	10,000
Bear Stearns Cos. LLC, Series B, 0.37% (a), 5/18/10, MTN	14,000	13,998
Caterpillar Financial Services Corp., 4.30%, 6/1/10	9,900	9,933
GlaxoSmithKline Capital, Inc., 0.88% (a), 5/13/10	12,000	12,003
Goldman Sachs Group, Inc.
0.39% (a), 6/28/10, MTN	16,000	15,982
6.88%, 1/15/11	15,018	15,685
Gulf Power Co., Series 09-A, 0.39% (a), 6/28/10	7,000	7,000
Hewlett-Packard Co., 0.32% (a), 6/15/10	15,000	15,002
IBM International Group Capital LLC, 0.49%, 9/24/10 (a)(b)	11,000	11,000
Kimberly-Clark Corp., 0.44% (a), 7/30/10	21,700	21,708
Morgan Stanley
2.35%, 5/14/10, MTN (a)	5,900	5,897
8.00%, 6/15/10	5,700	5,753
Oracle Corp., 0.31% (a), 5/14/10	18,000	18,001
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	6,000	6,000
State Street Bank & Trust Co., 1.85%, 3/15/11	8,594	8,697
Toyota Motor Credit Corp., Series B, 0.31% (a), 6/16/10, MTN	11,000	11,000
Wachovia Corp., Series G
0.34% (a), 7/26/10, MTN	6,000	5,983
0.39% (a), 7/26/10, MTN	4,000	3,991
Total Corporate Bonds (Amortized Cost $269,633)		269,633

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (14.6%)
California State Department of Water Resources Supply Revenue
Series C-1
0.30% (a), 5/1/22, LOC Dexia Credit Local	$20,575	$20,575
Series C-5
0.37% (a), 5/1/22, LOC Dexia Credit Local	14,000	14,000
California State, GO, Series B-4, 0.25% (a), 5/1/34, LOC Citibank N.A.	14,300	14,300
Chattanooga Industrial Development Board Revenue, BlueCross BlueShield of Tennessee, Inc., 0.33% (a), 1/1/28, LOC Bank of America N.A.	28,000	28,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	9,300	9,300
Illinois Finance Authority Revenue, Children's Memorial Hospital, Series D, 0.28% (a), 8/15/25, LOC JPMorgan Chase Bank	11,700	11,700
Illinois Finance Authority Revenue, Little Co. of Mary Hospital & Health Care Centers, Series B, 0.27% (a), 8/15/35, LOC JPMorgan Chase Bank	11,500	11,500
Illinois Finance Authority Revenue, Resurrection Health, Series C, 0.36% (a), 5/15/35, LOC Bank of America N.A.	12,260	12,260
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	7,010	7,211
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.25% (a), 12/1/49, LOC JPMorgan Chase Bank	9,000	9,000
Rhode Island Student Loan Authority Revenue
Series C-2, 0.42% (a), 7/1/48, LOC Dexia Credit Local, AMT	25,200	25,200
Series C-3, 0.42% (a), 7/1/48, LOC Dexia Credit Local	9,900	9,900
San Jose Financing Authority Revenue, Series F, 0.27% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	9,800	9,800
Wayne County Airport Authority Revenue, Series D, 0.27% (a), 12/1/21, LOC Wachovia Bank N.A.	7,500	7,500
Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, 0.33% (a), 5/1/30, LOC JPMorgan Chase Bank	19,900	19,900
Total Municipal Bonds (Amortized Cost $231,591)		231,591
Repurchase Agreements (30.1%)
Deutsche Bank Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $130,002, collateralized by U.S. Government Securities, 4.00%-7.00%, 7/1/37-2/1/40, market value $132,600)	130,000	130,000
Goldman Sachs Group, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $217,104, collateralized by U.S. Government Securities, 2.78%-8.00%, 4/1/18-9/1/47, market value $221,442)	217,100	217,100
RBS Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $130,002, collateralized by U.S. Treasury Securities, 3.38%, 11/15/19, market value $132,603)	130,000	130,000
Total Repurchase Agreements (Amortized Cost $477,100)		477,100

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (17.9%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	$90,000	$90,000
Federal Home Loan Bank
0.40%, 12/27/10, Callable 6/7/10 @ 100	45,000	45,000
0.50%, 10/25/10	25,000	24,999
0.70%, 5/13/10	70,000	70,000
Federal Home Loan Mortgage Corp., 0.23% (a), 8/24/10	15,000	15,004
Federal National Mortgage Assoc.
0.19% (a), 7/13/10	20,000	19,999
0.46% (c), 12/27/10	20,000	19,939
Total U.S. Government Agency Securities (Amortized Cost $284,941)		284,941
Total Investments (Amortized Cost $1,510,168) — 95.1%		1,510,168
Other assets in excess of liabilities — 4.9%		77,079
NET ASSETS — 100.0%		$1,587,247

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate represents the effective yield at purchase.

AMT — Subject to alternative minimum tax

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments
Federal Money Market Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.7%)
State Street Bank & Trust Co., 1.85%, 3/15/11	$4,800	$4,858
Total Corporate Bonds (Amortized Cost $4,858)		4,858
U.S. Government Agency Securities (53.7%)
Federal Farm Credit Bank
Series 1, 0.30% (a), 7/28/10	50,000	50,000
Series 2, 0.19% (a), 8/18/10	50,000	50,000
Federal Home Loan Bank
0.60%, 7/26/10	25,000	24,996
Series 3
0.70% (a), 8/4/10	175,000	175,000
0.50%, 10/25/10-11/24/10	32,000	31,999
0.40%, 12/27/10, Callable 6/7/10 @ 100	25,000	25,000
Federal National Mortgage Assoc., 0.46% (b), 12/27/10	10,000	9,969
Total U.S. Government Agency Securities (Amortized Cost $366,964)		366,964
U.S. Treasury Obligations (3.7%)
U.S. Treasury Bills, 0.16% (b), 5/27/10	25,000	24,997
Total U.S. Treasury Obligations (Amortized Cost $24,997)		24,997
Repurchase Agreements (41.9%)
Deutsche Bank Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $125,002, collateralized by U.S. Government Securities, 4.00%-7.00%, 12/1/20-3/1/40, market value $127,500)	125,000	125,000
Goldman Sachs Group, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $36,901, collateralized by U.S. Government Securities, 4.50%-6.00%, 7/1/23-3/1/40, market value $37,638)	36,900	36,900
RBS Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $125,002, collateralized by U.S. Treasury Securities, 3.38%, 11/15/19, market value $127,502)	125,000	125,000
Total Repurchase Agreements (Amortized Cost $286,900)		286,900
Total Investments (Amortized Cost $683,719) (c) — 100.0%		683,719
Other assets in excess of liabilities — 0.0%		295
NET ASSETS — 100.0%		$684,014

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rate represents the effective yield at purchase.

(c)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

8

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at amortized cost	$1,033,068	$396,819
Repurchase agreements, at value (a)	477,100	286,900
Total Investments	1,510,168	683,719
Cash	88	132
Interest receivable	1,504	426
Receivable for investments sold	76,006	—
Prepaid expenses	131	41
Total Assets	1,587,897	684,318
LIABILITIES:
Distributions payable	39	1
Accrued expenses and other payables:
Investment advisory fees	240	101
Administration fees	119	51
Custodian fees	17	7
Transfer agent fees	44	12
Trustee fees	6	1
Shareholder servicing fees	8	6
Other accrued expenses	177	125
Total Liabilities	650	304
NET ASSETS:
Capital	1,589,851	684,052
Distributions in excess of net investment income	(133)	(80)
Accumulated net realized gains (losses) from investments	(2,471)	42
Net Assets	$1,587,247	$684,014
Net Assets
Investor Shares	$1,472,938	$593,678
Select Shares	114,309	90,336
Total	$1,587,247	$684,014
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Investor Shares	1,475,696	593,704
Select Shares	114,291	90,346
Total	1,589,987	684,050
Net asset value, offering and redemption price per share:
Investor Shares	$1.00	$1.00
Select Shares	$1.00	$1.00

(a)  Value is equal to amortized cost.

See notes to financial statements.

9

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$4,426	$1,786
Total Income	4,426	1,786
Expenses:
Investment advisory fees	1,775	1,054
Administration fees	884	409
Shareholder servicing fees — Select Shares	160	167
Custodian fees	118	58
Transfer agent fees	166	77
Transfer agent fees — Investor Shares	63	23
Transfer agent fees — Select Shares	5	6
Trustees' fees	83	41
Legal and audit fees	123	52
Other expenses	206	71
Total Expenses	3,583	1,958
Shareholder servicing fees waived — Select Shares	(53)	(88)
Expenses waived/reimbursed by Adviser	(96)	(103)
Net Expenses	3,434	1,767
Net Investment Income	992	19
Realized/Unrealized Gains (Losses) from Investment Transactions
Net realized gains (losses) from investment transactions	(6,466)	79
Unrealized appreciation on investments	3,962	—
Net realized/unrealized gains (losses) from investments	(2,504)	79
Increase from payments by an affiliate for losses due to decline in the value of portfolio securities	3,686	—
Change in net assets resulting from operations	$2,174	$98

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$992	$14,057	$19	$2,336
Net realized gains (losses) from investment transactions	(6,466)	23	79	(37)
Net change in unrealized appreciation/depreciation on investments	3,962	(397)	—	—
Increase from payments by an affiliate for losses due to decline in the value of portfolio securities	3,686	589	—	—
Decrease from payments to an affiliate for recoupment of monies previously paid under an irrevocable letter of credit	—	(4,835)	—	—
Change in net assets resulting from operations	2,174	9,437	98	2,299
Distributions to Shareholders:
From net investment income:
Investor Shares	(1,061)	(13,222)	(35)	(2,118)
Select Shares	(9)	(852)	(7)	(236)
From net realized gains:
Investor Shares	—	—	—	(168)
Select Shares	—	—	—	(66)
Change in net assets resulting from distributions to shareholders	(1,070)	(14,074)	(42)	(2,588)
Change in net assets from capital transactions	(566,749)	286,872	(392,184)	(844,685)
Change in net assets	(565,645)	282,235	(392,128)	(844,974)
Net Assets:
Beginning of period	2,152,892	1,870,657	1,076,142	1,921,116
End of period	$1,587,247	$2,152,892	$684,014	$1,076,142
Distributions in excess of net investment income	$(133)	$(55)	$(80)	$(57)

See notes to financial statements.

11

The Victory Portfolios   Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$4,336,081	$11,854,781	$1,595,617	$3,821,667
Dividends reinvested	453	3,526	25	1,671
Cost of shares redeemed	(4,885,882)	(11,576,420)	(1,859,034)	(4,316,787)
Total Investor Shares	$(549,348)	$281,887	$(263,392)	$(493,449)
Select Shares
Proceeds from shares issued	694,068	2,469,719	313,947	1,089,476
Dividends reinvested	9	738	7	290
Cost of shares redeemed	(711,478)	(2,465,472)	(442,746)	(1,441,002)
Total Select Shares	$(17,401)	$4,985	$(128,792)	$(351,236)
Change in net assets from capital transactions	$(566,749)	$286,872	$(392,184)	$(844,685)
Share Transactions:
Investor Shares
Issued	4,336,081	11,854,781	1,595,617	3,821,667
Reinvested	453	3,526	25	1,671
Redeemed	(4,885,882)	(11,576,420)	(1,859,034)	(4,316,787)
Total Investor Shares	(549,348)	281,887	(263,392)	(493,449)
Select Shares
Issued	694,068	2,469,719	313,947	1,089,476
Reinvested	9	738	7	290
Redeemed	(711,478)	(2,465,472)	(442,746)	(1,441,002)
Total Select Shares	(17,401)	4,985	(128,792)	(351,236)
Change in Shares	(566,749)	286,872	(392,184)	(844,685)

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000		$1.000	$1.000
Investment Activities:
Net investment income	0.001	0.008	0.028	0.051		0.044	0.026
Net realized and unrealized gains (losses) on investments	— (a)	— (a)	— (a)	—	(a)	—	— (a)
Total from Investment Activities	0.001	0.008	0.028	0.051		0.044	0.026
Distributions:
Net investment income	(0.001)	(0.008)	(0.028)	(0.051)		(0.044)	(0.026)
Total Distributions	(0.001)	(0.008)	(0.028)	(0.051)		(0.044)	(0.026)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000		$1.000	$1.000
Total Return (c)	0.06%	0.77%	2.84%	5.18	%(b)	4.54%	2.58%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,472,938	$2,021,341	$1,743,738	$1,636,897		$1,352,595	$1,247,290
Ratio of net expenses to average net assets (d)	0.37%	0.40%	0.36%	0.37%		0.38%	0.37%
Ratio of net investment income to average net assets (d)	0.12%	0.76%	2.80%	4.97%		4.45%	2.53%
Ratio of gross expenses to average net assets (d) (e)	0.37%	0.40%	0.36%	0.37%		0.38%	0.41%
Ratio of net investment income to average net assets (d) (e)	0.12%	0.76%	2.80%	4.97%		4.45%	2.49%

(a)  Rounds to less than $0.001 per share.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Investment Activities:
Net investment income	—	(a)	0.005	0.025	0.048		0.042	0.023
Net realized and unrealized gains (losses) on investments	—	(a)	— (a)	— (a)	—	(a)	—	— (a)
Total from Investment Activities	—	(a)	0.005	0.025	0.048		0.042	0.023
Distributions:
Net investment income	—	(a)	(0.005)	(0.025)	(0.048)		(0.042)	(0.023)
Total Distributions	—	(a)	(0.005)	(0.025)	(0.048)		(0.042)	(0.023)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Total Return (c)	0.01%		0.52%	2.57%	4.91	%(b)	4.28%	2.32%
Ratios/Supplemental Data:
Net assets at end of period (000)	$114,309		$131,551	$126,919	$186,524		$157,785	$146,105
Ratio of net expenses to average net assets (d)	0.47%		0.66%	0.61%	0.62%		0.63%	0.62%
Ratio of net investment income to average net assets (d)	0.01%		0.55%	2.61%	4.70%		4.24%	2.29%
Ratio of gross expenses to average net assets (d) (e)	0.63%		0.66%	0.61%	0.62%		0.63%	0.66%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.15)%		0.55%	2.61%	4.70%		4.24%	2.25%

(a)  Rounds to less than $0.001 per share.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Investment Activities:
Net investment income	—	(a)	0.002	0.025	0.050		0.044	0.025
Net realized and unrealized gains (losses) on investments	—	(a)	— (a)	— (a)	—	(a)	— (a)	— (a)
Total from Investment Activities	—	(a)	0.002	0.025	0.050		0.044	0.025
Distributions:
Net investment income	—	(a)	(0.002)	(0.025)	(0.050)		(0.044)	(0.025)
Net realized and unrealized gains on investments	—		— (a)	—	—		—	—
Total Distributions	—	(a)	(0.002)	(0.025)	(0.050)		(0.044)	(0.025)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Total Return (c)	—	%(d)	0.19%	2.53%	5.07	%(b)	4.45%	2.48%
Ratios/Supplemental Data:
Net assets at end of period (000)	$593,678		$857,020	$1,350,683	$1,356,283		$1,142,994	$1,187,123
Ratio of net expenses to average net assets (e)	0.42%		0.45%	0.40%	0.42%		0.43%	0.41%
Ratio of net investment income to average net assets (e)	—	%(d)	0.19%	2.52%	4.86%		4.35%	2.51%
Ratio of gross expenses to average net assets (e) (f)	0.42%		0.47%	0.40%	0.42%		0.43%	0.48%
Ratio of net investment income to average net assets (e) (f)	—	%(d)	0.17%	2.52%	4.86%		4.35%	2.44%

(a)  Rounds to less than $0.001 per share.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Not annualized for periods less than one year.

(d)  Amount rounds to less than 0.01%

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Investment Activities:
Net investment income	—	(a)	0.001	0.022	0.047		0.041	0.022
Net realized and unrealized gains (losses) on investments	—	(a)	— (a)	— (a)	—	(a)	— (a)	— (a)
Total from Investment Activities	—	(a)	0.001	0.022	0.047		0.041	0.022
Distributions:
Net investment income	—	(a)	(0.001)	0.022	(0.047)		(0.041)	(0.022)
Net realized gains	—		— (a)	—	—		—	—
Total Distributions	—	(a)	(0.001)	0.022	(0.047)		(0.041)	(0.022))
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Total Return (b)	—	%(c)	0.06%	2.27%	4.81	%(d)	4.18%	2.20%
Ratios/Supplemental Data:
Net assets at end of period (000)	$90,336		$219,122	$570,433	$497,207		$454,105	$340,625
Ratio of net expenses to average net assets (e)	0.42%		0.61%	0.65%	0.67%		0.69%	0.67%
Ratio of net investment income to average net assets (e)	—	%(d)	0.06%	2.23%	4.61%		4.14%	2.12%
Ratio of gross expenses to average net assets (e) (f)	0.68%		0.72%	0.65%	0.67%		0.69%	0.75%
Ratio of net investment income to average net assets (e) (f)	(0.26)%		(0.05)%	2.23%	4.61%		4.14%	2.04%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  Amount rounds to less than 0.01%

(d)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

16

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2010, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Institutional Money Market Fund and Federal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Funds are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments of the Funds are valued on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). Investments in other open-end investment companies are valued at their respective net asset values.

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management, Inc. ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate

17

Notes to Financial Statements — continued

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(Unaudited)

market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2010 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Institutional Money Market Fund
Certificates of Deposits	$—	$102,000	$—	$102,000
Commercial Paper	—	144,903	—	144,903
Corporate Bonds	—	269,633	—	269,633
Municipal Bonds	—	231,591	—	231,591
Repurchase Agreements	—	477,100	—	477,100
U.S. Government Agency Securities	—	284,941	—	284,941
Total	—	1,510,168	—	1,510,168
Federal Money Market Fund
Corporate Bonds	—	4,858	—	4,858
U.S. Government Agency Securities	—	366,964	—	366,964
U.S. Treasury Obligations	—	24,997	—	24,997
Repurchase Agreements	—	286,900	—	286,900
Total	—	683,719	—	683,719

Reconciliation of Level 3 Items

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Institutional Money Market Fund
Balance as of 10/31/09	$6,046
Realized Gain (Loss)	(2,814)
Change in unrealized appreciation/depreciation (a)	3,962
Purchases	(7,194)
Sales	—
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$—

(a)  The change in unrealized appreciation/depreciation is attributable to investments which were disposed of during the six months ended April 30, 2010.

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The Trust recognizes significant transfers between fair value heirarchy levels at the reporting period end. There were no significant transfer between Level 1, 2 or 3 as of April 30, 2010 from the valuation input levels used on October 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2010, the Funds had no outstanding when-issued purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

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Notes to Financial Statements — continued

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(Unaudited)

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund, International Select Fund and Global Equity Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Trust's, The Victory Variable Insurance Funds' and The Victory Institutional Funds' (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agency Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts, in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2010, affiliates of the Adviser earned $189 (amount in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

The Federal Money Market Fund and Institutional Money Market have entered into a fee waiver and expense reimbursement agreement with the Adviser pursuant to which the Adviser has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01%. The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the yield of a class to decrease below 0.01%.

The Adviser is contractually limiting fees and expenses until March 31, 2011. As of April 30, 2010, the following amounts are available to be repaid to the Adviser or have been repaid to the Adviser by the Fund:

Fund	Amount Waived or Reimbursed Available to Recoup	Amount Repaid to Adviser	Expires October 31,
Institutional Money Market Fund	$21,722	$—	2013
Federal Money Market Fund	247,229	39,697	2012
Federal Money Market Fund	143,021	—	2013

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds and

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

BISYS Fund Services, Inc. ("BISYS") (BISYS was acquired by Citibank, N.A. on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

During the period ended April 30, 2010, the Institutional Money Market Fund (the "IMM Fund") was a beneficiary of an irrevocable letter of credit issued by KeyCorp, the parent of the Adviser, to maintain the mark-to-market net asset value of the IMM Fund so that it would not fall below $0.9980 (or $0.9975 if the IMM Fund no longer was rated by Standard & Poor's Corporation). The letter of credit terminated by its terms on March 10, 2010.

From November 1, 2009 through March 10, 2010, the IMM Fund drew on the letter of credit a total of $3.7 million, permitting the IMM Fund to maintain its amortized cost net asset value per share at $1.00.

In addition to the letter of credit draws disclosed, through June 3, 2010, KeyCorp made capital contributions to the IMM Fund in the amount of $183 thousand.

4.  Risks:

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. For the six months ended April 30, 2010, KeyCorp earned approximately $223 for the Line of Credit fee (amount in thousands). Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for the Institutional Money Market Fund during the six months ended April 30, 2010 was as follows (dollar amounts in thousands):

Fund	Average Loan	Average Rate
Institutional Money Market Fund	$1,877	1.75%

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6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2010.

The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distrubutions Paid From Ordinary Income
Institutional Money Market Fund	$15,881
Federal Money Market Fund	3,900

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Institutional Money Market Fund	$711	$(306)	$(5,566)	$1,533	$(3,628)
Federal Money Market Fund	22	(2)	(37)	—	(17)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

As of October 31, 2009, the Funds had net capital loss carry forwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2013	2015	2016	2017	Total
Institutional Money Market Fund	$1	$1	$1,341	$4,223	$5,566
Federal Money Market Fund	—	—	—	37	37

The costs basis of investments of the Institutional Money Market Fund for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2010 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Money Market Fund	$1,504,521	$5,647	—	$5,647

23

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

7.  Special Meeting of Shareholders:

A Special Meeting of Shareholders of the Trust was held on December 18, 2009 (the Meeting for the Large Cap Growth Fund was adjourned until January 8, 2010, at which time it was reconvened) for purpose of voting on the following:

• The Election of eleven Trustees of the Trust

The voting results for the Election of eleven Trustees was as follows:

	Affirmative	Against	Abstain
Mr. David Brooks Adcock	2,221,194,797	—	56,232,712
Mr. Nigel D.T. Andrews	2,246,637,963	—	30,789,545
Ms. Teresa C. Barger	2,249,000,686	—	28,426,822
Ms. E. Lee Beard	2,224,799,127	—	52,628,381
Mr. David C. Brown	2,245,350,484	—	32,077,025
Ms. Lyn Hutton	2,247,336,902	—	30,090,606
Mr. John L. Kelly	2,248,574,785	—	28,951,723
Mr. David L. Meyer	2,246,055,515	—	31,371,994
Ms. Karen F. Shepherd	2,222,531,272	—	54,896,237
Mr. Robert L. Wagner	2,244,576,601	—	32,850,907
Mr. Leigh A. Wilson	2,246,235,674	—	31,191,834

24

  Supplemental Information
The Victory Portfolios  April 30, 2010

  (Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

David Brooks Adcock, 58	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 63	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc.

Teresa C. Barger, 55	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (asset management) (since 2007); Director, Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

E. Lee Beard, 58	Trustee	February 2005	Principal Owner, The Henlee Group, LLC (consulting) (since 2005); President/Owner, ELB Consultants (2003-2005).	None.

Lyn Hutton, 60	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations.	None.

25

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
John L. Kelly, 57	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	None.

David L. Meyer, 53	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 69	Trustee	August 2002	Retired.	None.

Leigh A. Wilson, 65	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum.	Chair, Old Mutual Funds II (13 Portfolios).

Interested Trustees.

David C. Brown, 37	Trustee	May 2008	Chief Operating Officer, the Adviser.	None.

Robert L. Wagner, 55	Trustee	December 2009	Chief Executive Officer, the Adviser.	None.

Messrs. Brown and Wagner are "Interested Persons" by reason of their relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael Policarpo, II, 35	President	May 2008	Managing Director, the Adviser (since 2005); Vice President of Finance, Gartmore Global Investments, Inc. (2004-2005).

Peter W. Scharich, 45	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since 2006); Managing Director, Strategy, the Adviser (2005-2006).

Christopher K. Dyer, 48	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 56	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Christopher E. Sabato, 41	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Michael J. Nanosky, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services, Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008).

Edward J. Veilleux, 66	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,000.60	$1.84	0.37%
Select Shares	1,000.00	1,000.10	2.33	0.47%
Federal Money Market Fund
Investor Shares	1,000.00	1,000.00	2.08	0.42%
Select Shares	1,000.00	1,000.00	2.08	0.42%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,022.96	$1.86	0.37%
Select Shares	1,000.00	1,022.46	2.36	0.47%
Federal Money Market Fund
Investor Shares	1,000.00	1,022.71	2.11	0.42%
Select Shares	1,000.00	1,022.71	2.11	0.42%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

29

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

30

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 2, 2009. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 21, 2009 specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Requirements of the Funds for the services provided by the Adviser;

• Nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Research and other service benefits received by the Adviser obtained through payment of client commissions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not consider any one particular factor to be dispositive, or rank the importance of any particular information or factor considered, and each Trustee attributed different weights to various factors.

Institutional Money Markey Fund:

The Board compared the Institutional Money Market Fund's 0.29% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.22% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.36% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group median net expense ratio of 0.25%. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three year, five-year and ten-year periods ended July 31, 2009, to that of the peer group for the same periods and considered the fact that the Fund

31

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

underperformed the peer group median in each of the periods. The Board noted that the Fund had underperformed the Morningstar category average in each of the periods except the ten-year period.

The Board specifically addressed the Fund's higher expenses and lower performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year.

Having concluded, among other things, that: (1) the Institutional Money Market Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.33% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.24% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.40% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was substantially higher than the median net expense ratio for the peer group of 0.21%. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group median in each of the periods. The Board noted that the Fund also had underperformed the appropriate Morningstar category average for each of the periods reviewed.

The Board specifically addressed the Fund's higher expenses and lower performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

32

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the continuing payments under a special letter of credit voluntarily extended by the Adviser's parent company for the benefit of the Funds (which terminated by its terms on March 10, 2010), and by its agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser

33

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35

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36

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37

VF-FIMMF-SEMI (4/10)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2010

Semi Annual Report

Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	20

Statements of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	28

Notes to Financial Statements	30

Supplemental Information

Trustee and Officer Information	40

Proxy Voting and Form N-Q Information	43

Expense Examples	43

Portfolio Holdings	45

Advisory Contract Renewal	46

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Domestic GDP has risen for three consecutive quarters, global conditions are improving and credit markets have stabilized. Signs of an improving economy, low interest rates and better than expected corporate earnings have strengthened investor confidence in the market. Investors continued to migrate out of money market funds, depositing net flows of $392 billion in fixed income funds and $57 billion in equity funds over the last year. Broad market equity and fixed income indices overcame minor risk flares from European sovereign debt concerns and Chinese interest rate tightening early in 2010 to post a fourth straight quarterly advance.

As the economic recovery continues to take shape, economic indicators are mixed and the long-term macro environment remains uncertain. On one hand, the U.S. economy is diligently working to overcome weak consumer spending and persistent unemployment. On the other hand, corporate cash balances are high, housing has stabilized and manufacturing activity is trending upward. The outcome of impending financial regulation and how Europe works through its debt troubles will certainly have a far reaching impact on economies worldwide.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further

3

information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,

Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Government Reserves Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.6%)
State Street Bank & Trust Co., 1.85%, 3/15/11	$4,100	$4,149
Total Corporate Bonds (Amortized Cost $4,149)		4,149
U.S. Government Agency Securities (97.7%)
Federal Farm Credit Bank 0.40% (a), 6/1/10	50,000	50,000
0.78% (a), 2/17/11	75,000	74,994
Series 2, 0.19% (a), 8/18/10	50,000	50,000
Federal Home Loan Bank 0.06% (b), 5/3/10	262,840	262,839
0.17% (b), 5/7/10	50,000	49,999
0.70%, 5/13/10	10,000	10,000
0.15% (b), 5/17/10	1,613	1,613
0.14% (b), 5/21/10	9,385	9,384
0.60%, 7/26/10	35,000	34,994
0.50%, 10/25/10 – 11/24/10	22,000	22,000
0.40%, 12/27/10, Callable 6/7/10 @ 100	20,000	20,000
0.20% (a), 2/10/11, Callable 5/10/10 @ 100	25,000	24,999
Series 3, 0.70% (a), 8/4/10	25,000	25,000
Federal Home Loan Mortgage Corp. 0.09% (a), 8/10/10	25,000	24,990
0.23% (a), 8/24/10	15,000	15,004
Series RB, 0.15% (b), 5/18/10	8,900	8,899
Federal National Mortgage Assoc. 0.16% (b), 5/3/10	33,581	33,581
0.15% (b), 5/12/10	10,200	10,200
0.19% (a), 7/13/10	10,000	9,999
0.46% (b), 12/27/10	10,000	9,969
Total U.S. Government Agency Securities (Amortized Cost $748,464)		748,464
U.S. Treasury Obligations (1.7%)
U.S. Treasury Bills, 0.16% (b), 5/27/10	13,000	12,999
Total U.S. Treasury Obligations (Amortized Cost $12,999)		12,999
Total Investments (Amortized Cost $765,612) (c) — 100.0%		765,612
Other assets in excess of liabilities — 0.0%		196
NET ASSETS — 100.0%		$765,808

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rate represents the effective yield at purchase.

(c)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments
Prime Obligations Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (6.6%)
Abbey National Treasury Services PLC, Series 1, 0.63% (a), 7/12/10	$5,000	$5,000
Barclays Bank PLC NY, 0.77%, 1/13/11	5,000	5,000
BNP Paribas, 0.28%, 7/8/10	5,000	5,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	5,000	5,000
Toronto-Dominon Bank NY 0.27%, 8/18/10	4,000	4,000
0.25% (a), 2/4/11	5,000	5,000
Total Certificates of Deposit (Amortized Cost $29,000)		29,000
Commercial Paper (10.9%)
Australia & New Zealand Banking Group Ltd., 0.24% (a), 12/16/10 (b)	5,000	5,000
Campbell Soup Co., 0.70% (c), 7/26/10 (b)	5,000	4,991
Citigroup Funding, Inc., 0.25% (c), 5/25/10	10,000	9,998
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	5,000	4,997
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	5,000	4,989
Honeywell International, Inc., 0.71% (c), 7/1/10 (b)	5,000	4,994
Northwestern University, 0.21% (c), 6/23/10	4,000	3,999
Straight-A Funding LLC, 0.19% (c), 5/12/10 (b)	6,000	6,000
Texas Public Finance Authority, 0.20%, 5/18/10	3,000	3,000
Total Commercial Paper (Amortized Cost $47,968)		47,968
Corporate Bonds (19.8%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	21,000	21,000
Bear Stearns Cos. LLC, Series B, 0.37% (a), 5/18/10, MTN	5,000	5,000
Caterpillar Financial Services Corp., 4.30%, 6/1/10	2,500	2,508
GlaxoSmithKline Capital, Inc., 0.88% (a), 5/13/10	4,000	4,001
Goldman Sachs Group, Inc. 0.39% (a), 6/28/10, MTN	6,000	5,993
6.88%, 1/15/11	4,000	4,178
Gulf Power Co., Series 09-A, 0.39% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.32% (a), 6/15/10	5,000	5,001
IBM International Group Capital LLC, 0.49% (a), 9/24/10 (b)	7,000	7,000
Kimberly-Clark Corp., 0.44% (a), 7/30/10	8,000	8,003
Morgan Stanley 2.35% (a), 5/14/10, MTN	2,300	2,299
8.00%, 6/15/10	1,300	1,312
Oracle Corp., 0.31% (a), 5/14/10	6,000	6,000
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	2,395	2,395
State Street Bank & Trust Co., 1.85%, 3/15/11	2,800	2,833
Toyota Motor Credit Corp., Series B, 0.31% (a), 6/16/10, MTN	3,500	3,500
Wachovia Corp., Series G 0.34% (a), 7/26/10, MTN	2,100	2,094
0.39% (a), 7/26/10, MTN	1,600	1,596
Total Corporate Bonds (Amortized Cost $87,213)		87,213

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (18.8%)
California State Department of Water Resources Supply Revenue Series C-1, 0.30% (a), 5/1/22, LOC Dexia Credit Local	$8,000	$8,000
Series C-5, 0.37% (a), 5/1/22, LOC Dexia Credit Local	5,000	5,000
California State, GO, Series B-4, 0.25% (a), 5/1/34, LOC Citibank N.A.	4,200	4,200
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.33% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	3,000	3,000
Illinois Finance Authority Revenue, Carle Foundation, Series D, 0.28% (a), 2/15/33, LOC JPMorgan Chase Bank	3,875	3,875
Illinois Finance Authority Revenue, Children's Memorial Hospital, Series D, 0.28% (a), 8/15/25, LOC JPMorgan Chase Bank	4,000	4,000
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System, Inc., Series B, 0.27% (a), 7/1/30, LOC JPMorgan Chase Bank	5,300	5,300
New Jersey Housing & Mortgage Finance Agency Multi-family Revenue, Series C, 0.35% (a), 11/1/39, LOC Bank of America N.A.	2,000	2,000
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.32% (a), 6/1/42, LOC Citibank N.A., AMT	6,000	6,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,700	1,749
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.25% (a), 12/1/49, LOC JPMorgan Chase Bank	2,545	2,545
Rhode Island Student Loan Authority Revenue, Series C-2, 0.42% (a), 7/1/48, LOC Dexia Credit Local, AMT	11,700	11,700
San Jose Financing Authority Revenue, Series F, 0.27% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	3,600	3,600
Wayne County Airport Authority Revenue, Series D, 0.27% (a), 12/1/21, LOC Wachovia Bank N.A.	2,200	2,200
Total Municipal Bonds (Amortized Cost $83,169)		83,169
Repurchase Agreements (16.2%)
Deutsche Bank Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $20,000, collateralized by U.S. Government Securities, 4.00%-6.50%, 3/1/25-2/1/40, market value $20,400)	20,000	20,000
Goldman Sachs Group, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $31,701, collateralized by U.S. Government Securities, 5.00%-6.00%, 11/1/33-3/1/40, market value $32,334)	31,700	31,700
RBS Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $20,001, collateralized by U.S. Treasury Securities, 3.38%, 11/15/19, market value $20,401)	20,000	20,000
Total Repurchase Agreements (Amortized Cost $71,700)		71,700

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (21.1%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	$50,000	$50,000
Federal Home Loan Bank 0.40%, 12/27/10, Callable 6/7/10 @ 100	10,000	10,000
0.70%, 5/13/10	12,000	12,000
Federal Home Loan Mortgage Corp., 0.23% (a), 8/24/10	6,000	6,002
Federal National Mortgage Assoc. 0.19% (a), 7/13/10	8,000	7,999
0.46% (c), 12/27/10	7,000	6,979
Total U.S. Government Agency Securities (Amortized Cost $92,980)		92,980
Total Investments (Amortized Cost $412,030) — 93.4%		412,030
Other assets in excess of liabilities — 6.6%		29,328
NET ASSETS — 100.0%		$441,358

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate represents the effective yield at purchase.

AMT — Subject to alternative minimum tax

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments
Financial Reserves Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (5.5%)
Abbey National Treasury Services PLC, Series 1, 0.63% (a), 7/12/10	$4,000	$4,000
Barclays Bank PLC NY, 0.77%, 1/13/11	4,000	4,000
BNP Paribas, 0.28%, 7/8/10	4,000	4,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	4,000	4,000
Toronto-Dominon Bank NY 0.27%, 8/18/10	4,000	4,000
0.25% (a), 2/4/11	4,000	4,000
Total Certificates of Deposit (Amortized Cost $24,000)		24,000
Commercial Paper (11.5%)
Australia & New Zealand Banking Group Ltd., 0.24% (a), 12/16/10 (b)	4,000	4,000
Campbell Soup Co., 0.70% (c), 7/26/10 (b)	5,000	4,991
Citigroup Funding, Inc., 0.25% (c), 5/25/10	15,000	14,997
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	5,000	4,997
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	5,000	4,989
Honeywell International, Inc., 0.71% (c), 7/1/10 (b)	4,000	3,995
Northwestern University, 0.21% (c), 6/23/10	4,000	3,999
Straight-A Funding LLC, 0.19% (c), 5/12/10 (b)	5,000	5,000
Texas Public Finance Authority, 0.20%, 5/18/10	3,000	3,000
Total Commercial Paper (Amortized Cost $49,968)		49,968
Corporate Bonds (16.3%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	19,000	19,000
Bear Stearns Cos. LLC, Series B, 0.37% (a), 5/18/10, MTN	5,000	4,999
Caterpillar Financial Services Corp., 4.30%, 6/1/10	2,100	2,107
GlaxoSmithKline Capital, Inc., 0.88% (a), 5/13/10	4,000	4,001
Goldman Sachs Group, Inc., 6.88%, 1/15/11	3,000	3,133
Gulf Power Co., Series 09-A, 0.39% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.32% (a), 6/15/10	5,000	5,001
IBM International Group Capital LLC, 0.49% (a), 9/24/10 (b)	4,000	4,000
Kimberly-Clark Corp., 0.44% (a), 7/30/10	7,000	7,003
Morgan Stanley 2.35% (a), 5/14/10, MTN	2,500	2,499
8.00%, 6/15/10	1,000	1,009
Oracle Corp., 0.31% (a), 5/14/10	5,000	5,000
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	2,200	2,200
State Street Bank & Trust Co., 1.85%, 3/15/11	2,500	2,530
Toyota Motor Credit Corp., Series B, 0.31% (a), 6/16/10, MTN	3,000	3,000
Wachovia Corp., Series G 0.34% (a), 7/26/10, MTN	1,900	1,895
0.39% (a), 7/26/10, MTN	1,400	1,397
Total Corporate Bonds (Amortized Cost $71,274)		71,274
Municipal Bonds (16.4%)
California State Department of Water Resources Supply Revenue Series C-1, 0.30% (a), 5/1/22, LOC Dexia Credit Local	7,000	7,000
Series C-5, 0.37% (a), 5/1/22, LOC Dexia Credit Local	4,000	4,000

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
California State, GO, Series B-4, 0.25% (a), 5/1/34, LOC Citibank N.A.	$3,900	$3,900
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.33% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	2,700	2,700
Illinois Finance Authority Revenue, Carle Foundation, Series D, 0.28% (a), 2/15/33, LOC JPMorgan Chase Bank	3,000	3,000
Illinois Finance Authority Revenue, Children's Memorial Hospital, Series D, 0.28% (a), 8/15/25, LOC JPMorgan Chase Bank	3,000	3,000
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System, Inc., Series B, 0.27% (a), 7/1/30, LOC JPMorgan Chase Bank	4,700	4,700
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.32% (a), 6/1/42, LOC Citibank N.A., AMT	5,000	5,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,300	1,337
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.25% (a), 12/1/49, LOC JPMorgan Chase Bank	2,000	2,000
Rhode Island Student Loan Authority Revenue, Series C-2, 0.42% (a), 7/1/48, LOC Dexia Credit Local, AMT	10,500	10,500
San Jose Financing Authority Revenue, Series F, 0.27% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	3,200	3,200
Wayne County Airport Authority Revenue, Series D, 0.27% (a), 12/1/21, LOC Wachovia Bank N.A.	2,000	2,000
Total Municipal Bonds (Amortized Cost $71,337)		71,337
U.S. Government Agency Securities (18.8%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	45,000	45,000
Federal Home Loan Bank 0.40%, 12/27/10, Callable 6/7/10 @ 100	10,000	10,000
0.70%, 5/13/10	10,000	10,000
Federal Home Loan Mortgage Corp., 0.23% (a), 8/24/10	5,000	5,001
Federal National Mortgage Assoc. 0.19% (a), 7/13/10	7,000	7,000
0.46% (c), 12/27/10	5,000	4,985
Total U.S. Government Agency Securities (Amortized Cost $81,986)		81,986
Repurchase Agreements (25.0%)
Deutsche Bank Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $25,000, collateralized by U.S. Government Securities, 5.50%-7.00%, 2/1/30-11/1/38, market value $25,500)	25,000	25,000

See notes to financial statements.

10

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2010

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $59,201, collateralized by U.S. Government Securities, 5.00%-5.50%, 1/1/40-3/1/40, market value $60,384)	$59,200	$59,200
RBS Securities, Inc., 0.20%, 5/3/10 (Date of agreement 4/30/10, Proceeds at maturity $25,001, collateralized by U.S. Treasury Securities, 3.38%, 11/15/19, market value $25,501)	25,000	25,000
Total Repurchase Agreements (Amortized Cost $109,200)		109,200
Total Investments (Amortized Cost $407,765) — 93.5%		407,765
Other assets in excess of liabilities — 6.5%		28,302
NET ASSETS — 100.0%		$436,067

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate represents the effective yield at purchase.

AMT — Subject to alternative minimum tax

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

11

The Victory Portfolios  Schedule of Portfolio Investments
Tax-Free Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.2%)
Alabama (1.5%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.30% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200
California (5.9%):
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Series B, 0.24% (a), 9/1/37, LOC Bank of New York	3,000	3,000
Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities Agency, Series B, 0.30% (a), 6/1/32, LOC Dexia Credit Local	5,300	5,300
San Jose Redevelopment Agency Revenue, Series B, 0.37% (a), 8/1/32, LOC JPMorgan Chase Bank	4,765	4,765
		13,065
Colorado (2.3%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.31% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.45% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300
Florida (11.3%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.48% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,145	3,145
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.35% (a), 3/1/25, LOC Bank of America N.A.	3,250	3,250
North Broward Hospital District Revenue,, Series A, 0.27% (a), 1/15/31, LOC TD Bank N.A.	17,025	17,025
Orange County, IDR, Lake Highland School, Inc., 0.33% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
		24,870
Georgia (0.9%):
Jasper County Development Authority, IDR, Permatherm, Inc. Project, 0.48% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,050	2,050
Illinois (7.4%):
Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.33% (a), 11/1/37, LOC LaSalle Bank N.A.	1,000	1,000
Finance Authority Revenue, Kohl Children's Museum, 0.36% (a), 7/1/34, LOC Northern Trust Company	1,500	1,500
Finance Authority Revenue, YMCA Metro Chicago Project, 0.30% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 0.85% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,625	1,625
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	695	695

See notes to financial statements.

12

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
International Port District Revenue, 0.50% (a), 1/1/23, LOC LaSalle National Bank N.A.	$2,000	$2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.40% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
West Chicago, IDR, Liquid Container Project, 0.32% (a), 3/1/15, LOC Bank of America N.A.	2,325	2,325
		16,345
Indiana (3.4%):
Fort Wayne, EDR, PHD, Inc. Project, 0.90% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,400	1,400
Health Facility Financing Authority Revenue, Crossroads Rehabilitation Center Project, 0.33% (a), 7/1/24, LOC Bank One N.A.	1,410	1,410
Municipal Power Agency, Power Supply Systems Revenue, Series A, 0.31% (a), 1/1/18, LOC Dexia Credit Local	2,000	2,000
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.60% (a), 1/1/21, LOC Bank One Indiana N.A.	2,600	2,600
		7,410
Kentucky (1.7%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.48% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,800	3,800
Louisiana (1.1%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.25% (a), 7/1/47, LOC Bank of New York	2,500	2,500
Maryland (1.5%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.40% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
Michigan (10.0%):
Saginaw County Economic Development Corp. Ltd Obligation Revenue, Peace Lutheran School Project, 0.30% (a), 1/1/33, LOC Federal Home Loan Bank	4,750	4,750
State Higher Educational Facilities, 0.40% (a), 5/1/33, LOC Comerica Bank	2,270	2,270
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.31% (a), 3/1/30, LOC Comerica Bank	6,300	6,300
State Hospital Financial Authority Revenue, St. Vincent's Hospital, Sub-Series F-2, 0.28% (a), 11/15/49	7,000	7,000
State Strategic Fund Limited Obligation Revenue, 0.40% (a), 7/1/27, LOC Comerica Bank	1,055	1,055
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 0.90% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		22,175

See notes to financial statements.

13

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Minnesota (0.5%):
New Brighton, IDR, Donatelle Holdings Project, 0.52% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	$1,150	$1,150
Mississippi (4.1%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project Series E, 0.23% (a), 12/1/30	5,000	5,000
Series F, 0.22% (a), 12/1/30, AGMT Chevron Corp.	4,000	4,000
		9,000
Missouri (4.1%):
Kansas City Special Obligation, Series F, 0.31% (a), 4/15/25, LOC Dexia Credit Local	4,965	4,965
St. Charles County, IDR, Cedar Ridge Project, 0.31% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 0.33% (a), 5/15/30, LOC JPMorgan Chase Bank	2,675	2,675
		9,120
New Jersey (1.6%):
Visiting Nurse Association, EDR, 0.55% (a), 6/1/31, LOC Sun Bank N.A.	3,500	3,500
New York (2.1%):
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.26% (a), 5/1/33, LOC Bayerische Landesbank	4,605	4,605
North Carolina (0.5%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.45% (a), 12/1/24, LOC Bank of America N.A.	1,155	1,155
Ohio (12.8%):
Brecksville-Broadview Heights City School District, 1.50%, 5/13/10	1,949	1,949
Canal Winchester Local School District, GO, BAN, Series A, 2.50%, 11/23/10	1,770	1,780
Greene County, 1.63%, 5/14/10	1,800	1,800
Lyndhurst, EDR, Hawken School Project, 0.29% (a), 5/1/27, LOC National City Bank	4,680	4,680
Medina City School District, BAN, GO, 2.63%, 5/20/10	250	250
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.32% (a), 9/1/21, LOC U.S. Bank N.A.	2,980	2,980
New Albany, GO, BAN, 2.25%, 8/3/10	1,860	1,867
Portage County Health Care Facilities Revenue, 0.85% (a), 2/1/17, LOC National City Bank	1,395	1,395
Shaker Heights, GO, BAN, 1.75%, 5/7/10	865	865
State Solid Waste Revenue, BP Exploration & Oil Project 0.28% (a), 2/1/33, AMT	4,200	4,200
0.28% (a), 8/1/34, AMT	50	50

See notes to financial statements.

14

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tallmadge, GO, BAN, 2.00%, 6/2/10	$1,900	$1,901
Upper Valley Career Center Joint Vocational School District, GO, BAN, 1.50%, 6/8/10	3,500	3,503
Wapakoneta City School District, GO, BAN, 1.85%, 5/25/10	1,000	1,001
		28,221
Pennsylvania (5.9%):
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.29% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.32% (a), 10/1/31, LOC PNC Bank N.A.	4,325	4,325
Philadelphia Airport Revenue, Series C, 0.27% (a), 6/15/25, LOC TD Bank N.A., AMT	5,000	5,000
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.27% (a), 9/1/39, LOC PNC Bank N.A.	2,000	2,000
		13,025
South Carolina (2.6%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.33% (a), 11/1/24, LOC Bank of America N.A.	2,535	2,535
South Carolina Jobs Economic Development Authority Hospital Revenue, Anmed Health Project, Series A, 0.28% (a), 2/1/35, LOC Branch Banking & Trust	3,200	3,200
		5,735
Texas (1.1%):
Austin Hotel Occupancy Tax Revenue, Sub-Series A, 0.33% (a), 11/15/29, LOC Dexia Credit Local	2,400	2,400
Utah (1.1%):
Emery County Pollution Control Revenue, Pacificorp Project, 0.30% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Virginia (2.8%):
Virginia College Building Authority Educational Facilities Revenue, Shenandoah University Project, 0.29% (a), 11/1/36, LOC Branch Banking & Trust	4,000	4,000
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.25% (a), 7/1/37, LOC Branch Banking & Trust	2,200	2,200
		6,200
Washington (1.4%):
Washington State Economic Develpoment Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.47% (a), 1/1/33, LOC U.S. Bank N.A., AMT	3,000	3,000
West Virginia (2.1%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.29% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

See notes to financial statements.

15

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin (2.4%):
Menomonie Area School District, GO, Tax & Revenue Anticipation Promissory Notes, 1.50%, 8/30/10	$2,750	$2,751
Salem School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 8/30/10	1,550	1,554
South Milwaukee School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 10/22/10	1,000	1,003
		5,308
Total Municipal Bonds (Amortized Cost $203,589)		203,589
Investment Companies (5.3%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.16% (b)	11,688,989	11,689
Total Investment Companies (Amortized Cost $11,689)		11,689
Total Investments (Amortized Cost $215,278) (c) — 97.5%		215,278
Other assets in excess of liabilities — 2.5%		5,440
NET ASSETS — 100.0%		$220,718

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

(c)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FNMA — Insured by Federal National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

See notes to financial statements.

16

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (89.6%)
Ohio (89.6%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.28% (a), 11/1/34, LOC Bank One N.A.	$11,865	$11,865
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 0.25% (a), 10/1/31, LOC JPMorgan Chase & Co.	850	850
Series A, 0.25% (a), 10/1/31, LOC Bank of America N.A.	7,835	7,835
Series D, 0.32% (a), 10/1/31, LOC Wachovia Bank N.A.	6,500	6,500
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.31% (a), 7/1/24, LOC U.S. Bank N.A.	2,100	2,100
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.30% (a), 3/1/34, LOC U.S. Bank N.A.	1,410	1,410
Columbus Sewer Revenue, Series B, 0.25% (a), 6/1/32	6,535	6,535
Englewood, IDR, YMCA Dayton Project, Series A, 0.57% (a), 3/1/27, LOC Bank One N.A.	3,430	3,430
Fairborn, GO, BAN, 2.00%, 9/30/10	1,200	1,204
Forest Park, GO, BAN, 1.65%, 11/1/10	2,500	2,508
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, Series B, 0.25% (a), 11/1/40	3,250	3,250
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.28% (a), 12/1/20, LOC U.S. Bank N.A.	7,000	7,000
Franklin County, EDR, Columbus Electric Funded Project, 0.31% (a), 4/1/21, LOC Bank One N.A.	1,060	1,060
Franklin County, IDR, Bricker & Eckler, 0.26% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Geauga County Health Care Facilities Revenue, Heather Hill, Inc., Series A, 0.29% (a), 7/1/23, LOC JPMorgan Chase Bank	4,365	4,365
Greene County, GO, BAN, Series C, 1.38%, 6/22/10	4,352	4,354
Hamilton County, EDR, 0.32% (a), 11/1/21, LOC Fifth Third Bank	11,800	11,800
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 0.31% (a), 7/1/22, LOC Star Bank	2,200	2,200
Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center 0.30% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
0.30% (a), 5/15/28, LOC JPMorgan Chase Bank	4,700	4,700
Hilliard, IDR, National Sign, 0.80% (a), 12/1/19, LOC Bank One N.A., AMT	1,650	1,650
Lake County, GO, BAN, 1.13%, 8/5/10	1,800	1,802
Lorain County, IDR, Malt Properties Ltd. Project, 0.30% (a), 4/1/34, LOC Bank One N.A., AMT	3,836	3,836
Mason, IDR, Crane Plastics Co., 0.38% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,400	3,400
Mentor-on-the-Lake, GO, BAN, 2.13%, 6/23/10	1,015	1,016
Miami County, GO, BAN, 1.25%, 5/14/10	1,250	1,250

See notes to financial statements.

17

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.31% (a), 12/1/18, LOC National City Bank	$1,850	$1,850
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.32% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.35% (a), 4/1/38, FHLB	4,155	4,155
Ohio State, Series B, GO 0.30% (a), 8/1/17	1,500	1,500
0.25% (a), 8/1/21	1,000	1,000
0.25% (a), 3/15/25, State of Ohio Enhanced	4,800	4,800
Ohio State Higher Educational Facility Commission Revenue, University Hospitals Health System, Inc., Series C, 0.27% (a), 1/15/35, LOC Wells Fargo Bank N.A.	6,000	6,000
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.25% (a), 12/1/44, LOC Bank of America N.A.	1,650	1,650
Ohio State University General Receipts 0.32% (a), 12/1/27	2,200	2,200
Series B, 0.28% (a), 12/1/28	3,200	3,200
Seven Hills, GO, BAN, 1.55%, 8/17/10	2,850	2,854
Solon, GO, BAN, 1.13%, 11/18/10	1,175	1,177
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series B, 0.27% (a), 1/1/34, LOC Barclays Bank PLC	400	400
State Higher Educational Facility Revenue, Cleveland Institute of Music Project, 0.29% (a), 5/1/30, LOC National City Bank	2,400	2,400
State Pollution Control Revenue, Air Project, 0.20% (a), 5/1/22, LOC BP Amoco	700	700
State Refunding & Improvement Infrastructure, GO, Series D, 0.30% (a), 2/1/19	400	400
State Solid Waste Revenue, BP Chemical, Inc. Project, 0.28% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project 0.28% (a), 2/1/33, AMT	3,700	3,700
0.28% (a), 8/1/34, AMT	650	650
0.28% (a), 8/1/34, AMT	1,200	1,200
State Solid Waste Revenue, BP Products North America, Series B, 0.28% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp. Project, Series A, 0.32% (a), 8/1/33, LOC Barclays Bank PLC, AMT	10,000	10,000
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.36% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700

See notes to financial statements.

18

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.25% (a), 5/15/19, LOC Barclays Bank PLC	$200	$200
Toledo, City Services Special Assessment Notes 0.29% (a), 6/1/10, LOC State Street B&T Co.	2,000	2,000
0.29% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.32% (a), 3/1/39, LOC JPMorgan Chase Bank	4,900	4,900
Total Municipal Bonds (Amortized Cost $162,481)		162,481
Investment Companies (7.5%)
BlackRock Ohio Municipal Money Market, 0.12% (b)	13,670,095	13,670
Total Investment Companies (Amortized Cost $13,670)		13,670
Total Investments (Amortized Cost $176,151) (c) — 97.1%		176,151
Other assets in excess of liabilities — 2.9%		5,169
NET ASSETS — 100.0%		$181,320

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

(c)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FHLB — Insured by Federal Home Loan Bank

GO — General Obligation

IDR — Industrial Development Revenue

LOC — Letter of Credit

PLC — Public Liability Co.

See notes to financial statements.

19

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
ASSETS:
Investments, at amortized cost	$765,612	$340,330	$298,565
Repurchase agreements, at value (a)	—	71,700	109,200
Total Investments	765,612	412,030	407,765
Cash	45	60	99
Interest receivable	373	421	353
Receivable for investments sold	—	29,010	28,013
Prepaid expenses	32	25	19
Total Assets	766,062	441,546	436,249
LIABILITIES:
Distributions payable	4	— (b)	4
Accrued expenses and other payables:
Investment advisory fees	75	63	83
Administration fees	62	35	32
Custodian fees	8	6	6
Transfer agent fees	15	19	10
Trustee fees	1	1	1
Shareholder servicing fees	—	13	—
Other accrued expenses	89	51	46
Total Liabilities	254	188	182
NET ASSETS:
Capital	765,832	442,378	437,203
Undistributed (distributions in excess of) net investment income	17	(42)	101
Accumulated net realized losses from investment transactions	(41)	(978)	(1,237)
Net Assets	$765,808	$441,358	$436,067
Net Assets
Class A Shares	—	$441,358	$436,067
Trust Shares	$213,463	—	—
Select Shares	552,345	—	—
Total	$765,808	$441,358	$436,067
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	—	442,405	437,095
Trust Shares	213,422	—	—
Select Shares	552,221	—	—
Total	765,643	442,405	437,095
Net asset value, offering price & redemption price per share:
Class A Shares	—	$1.00	$1.00
Trust Shares	$1.00	—	—
Select Shares	$1.00	—	—

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1.

See notes to financial statements.

20

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$215,278	$176,151
Cash	50	50
Interest and dividends receivable	296	199
Receivable for investments sold	5,100	4,900
Receivable from Adviser	36	51
Prepaid expenses	19	13
Total Assets	220,779	181,364
LIABILITIES:
Distributions payable	1	—	(a)
Accrued expenses and other payables:
Administration fees	18	15
Custodian fees	3	2
Transfer agent fees	7	6
Trustee fees	1	—	(a)
Shareholder servicing fees	4	—
Other accrued expenses	27	21
Total Liabilities	61	44
NET ASSETS:
Capital	220,751	181,339
Distributions in excess of net investment income	(20)	(19)
Accumulated net realized losses from investment transactions	(13)	—
Net Assets	$220,718	$181,320
Net Assets
Class A Shares	$220,718	$181,320
Total	$220,718	$181,320
Shares (unlimited number of shares authorized with a par value of $0.001 per share): Class A Shares	220,852	181,344
Total	220,852	181,344
Net asset value, offering price & redemption price per share:
Class A Shares	$1.00	$1.00

(a)  Rounds to less than $1.

See notes to financial statements.

21

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Government Reserves Fund		Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$1,576		$1,437	$1,311
Total Income	1,576		1,437	1,311
Expenses:
Investment advisory fees	1,544		889	1,139
Administration fees	375		248	223
Shareholder servicing fees — Class A Shares	—		635	—
Shareholder servicing fees — Select Shares	681		—	—
Custodian fees	49		35	32
Transfer agent fees	70		83	58
Transfer agent fees — Trust Shares	7		—	—
Transfer agent fees — Select Shares	19		—	—
Trustees' fees	34		24	21
Legal and audit fees	45		31	29
Other expenses	71		36	36
Total Expenses	2,895		1,981	1,538
Shareholder servicing fees waived — Class A Shares	—		(291)	—
Shareholder servicing fees waived — Select Shares	(557)		—	—
Expenses waived/reimbursed by Adviser	(787)		(291)	(352)
Net Expenses	1,551		1,399	1,186
Net Investment Income	25		38	125
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	—	(a)	(6,913)	(2,162)
Unrealized appreciation on investments	—		4,226	1,321
Net realized/unrealized losses from investments	—	(a)	(2,687)	(841)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	—		3,597	991
Change in net assets resulting from operations	$25		$948	$275

(a)  Rounds to less than $1.

See notes to financial statements.

22

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$422	$298
Dividend income	9	9
Total Income	431	307
Expenses:
Investment advisory fees	433	440
Administration fees	128	101
Shareholder servicing fees — Class A Shares	310	245
Custodian fees	16	13
Transfer agent fees	34	26
Trustees' fees	11	9
Legal and audit fees	15	12
Other expenses	25	24
Total Expenses	972	870
Shareholder servicing fees waived — Class A Shares	(272)	(242)
Expenses waived/reimbursed by Adviser	(276)	(326)
Net Expenses	424	302
Net Investment Income	7	5
Change in net assets resulting from operations	$7	$5

See notes to financial statements.

23

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$25	$1,494	$38	$3,205
Net realized losses from investment transactions	— (a)	(41)	(6,913)	(9)
Unrealized appreciation/ depreciation on investments	—	—	4,226	(423)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	—	—	3,597	697
Change in net assets resulting from operations	25	1,453	948	3,470
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(49)	(3,214)
Trust Shares	(11)	(565)	—	—
Select Shares	(28)	(941)	—	—
From net realized gains:
Trust Shares	—	(28)	—	—
Select Shares	—	(97)	—	—
Change in net assets resulting from distributions to shareholders	(39)	(1,631)	(49)	(3,214)
Change in net assets from capital transactions	(8,055)	(282,254)	(107,344)	(297,501)
Change in net assets	(8,069)	(282,432)	(106,445)	(297,245)
Net Assets:
Beginning of period	773,877	1,056,309	547,803	845,048
End of period	$765,808	$773,877	$441,358	$547,803
Undistributed (distributions in excess of) net investment income	$17	$31	$(42)	$(31)

(a) Rounds to less than $1.

See notes to financial statements.

24

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	—	—	$522,305	$1,068,876
Dividends reinvested	—	—	46	2,874
Cost of shares redeemed	—	—	(629,695)	(1,369,251)
Total Class A Shares	—	—	$(107,344)	$(297,501)
Trust Shares
Proceeds from shares issued	$177,613	$529,601	—	—
Dividends reinvested	—	1	—	—
Cost of shares redeemed	(238,206)	(502,322)	—	—
Total Trust Shares	$(60,593)	$27,280	—	—
Select Shares
Proceeds from shares issued	$854,554	$1,920,728	—	—
Dividends reinvested	20	787	—	—
Cost of shares redeemed	(802,036)	(2,231,049)	—	—
Total Select Shares	$52,538	$(309,534)	—	—
Change in net assets from capital transactions	$(8,055)	$(282,254)	$(107,344)	$(297,501)
Share Transactions:
Class A Shares
Issued	—	—	522,305	1,068,876
Reinvested	—	—	46	2,874
Redeemed	—	—	(629,695)	(1,369,251)
Total Class A Shares	—	—	(107,344)	(297,501)
Trust Shares
Issued	177,613	529,601	—	—
Reinvested	—	1	—	—
Redeemed	(238,206)	(502,322)	—	—
Total Trust Shares	(60,593)	27,280	—	—
Select Shares
Issued	854,554	1,920,728	—	—
Reinvested	20	787	—	—
Redeemed	(802,036)	(2,231,049)	—	—
Total Select Shares	52,538	(309,534)	—	—
Change in Shares	(8,055)	(282,254)	(107,344)	(297,501)

See notes to financial statements.

25

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund		Tax-Free Money Market Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$125	$3,665	$7	$737
Net realized losses from investment transactions	(2,162)	(11)	—	—
Unrealized appreciation/ depreciation on investments	1,321	(133)	—	—
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	991	—	—	—
Change in net assets resulting from operations	275	3,521	7	737
Distributions to Shareholders:
From net investment income:
Class A Shares	(135)	(3,671)	(12)	(741)
Change in net assets resulting from distributions to shareholders	(135)	(3,671)	(12)	(741)
Change in net assets from capital transactions	(59,025)	(196,402)	(33,042)	(166,875)
Change in net assets	(58,885)	(196,552)	(33,047)	(166,879)
Net Assets:
Beginning of period	494,952	691,504	253,765	420,644
End of period	$436,067	$494,952	$220,718	$253,765
Undistributed (distributions in excess of) net investment income	$101	$111	$(20)	$(15)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$219,761	$477,700	$223,345	$608,852
Dividends reinvested	1	26	6	359
Cost of shares redeemed	(278,787)	(674,128)	(256,393)	(776,086)
Change in net assets from capital transactions	$(59,025)	$(196,402)	$(33,042)	$(166,875)
Share Transactions:
Class A Shares
Issued	219,761	477,700	223,345	608,852
Reinvested	1	26	6	359
Redeemed	(278,787)	(674,128)	(256,393)	(776,086)
Change in Shares	(59,025)	(196,402)	(33,042)	(166,875)

See notes to financial statements.

26

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5	$595
Net realized gain distribution from investment company shares	—	4
Change in net assets resulting from operations	5	599
Distributions to Shareholders:
From net investment income:
Class A Shares	(10)	(599)
From net realized gains:
Class A Shares	(3)	—
Change in net assets resulting from distributions to shareholders	(13)	(599)
Change in net assets from capital transactions	(24,931)	(170,861)
Change in net assets	(24,939)	(170,861)
Net Assets:
Beginning of period	206,259	377,120
End of period	$181,320	$206,259
Distributions in excess of net investment income	$(19)	$(14)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$118,080	$305,369
Dividends reinvested	9	397
Cost of shares redeemed	(143,020)	(476,627)
Change in net assets from capital transactions	$(24,931)	$(170,861)
Share Transactions:
Class A Shares
Issued	118,080	305,369
Reinvested	9	397
Redeemed	(143,020)	(476,627)
Change in Shares	(24,931)	(170,861)

See notes to financial statements.

27

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gains from Investments		Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period (000)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)
Government Reserves Fund — Trust Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000	0.00	%(f)	$213,463	0.41%	0.01%	0.58%	(0.16)%
Year Ended 10/31/09	$1.000	0.002		—	(e)	(0.002)	—	(e)	$1.000	0.22%		$274,060	0.59%	0.20%	0.61%	0.18%
Year Ended 10/31/08	$1.000	0.024		—	(e)	(0.024)	—		$1.000	2.43%		$246,828	0.56%	2.34%	0.56%	2.34%
Year Ended 10/31/07	$1.000	0.047		—	(e)	(0.047)	—		$1.000	4.84	%(g)	$213,467	0.57%	4.63%	0.57%	4.63%
Year Ended 10/31/06	$1.000	0.041		—	(e)	(0.041)	—		$1.000	4.21%		$180,866	0.58%	4.13%	0.58%	4.13%
Year Ended 10/31/05	$1.000	0.022		—	(e)	(0.022)	—		$1.000	2.22%		$190,104	0.58%	2.21%	0.62%	2.17%
Government Reserves Fund — Select Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000	0.00	%(f)	$552,345	0.40%	0.01%	0.82%	(0.41)%
Year Ended 10/31/09	$1.000	0.001		—	(e)	(0.001)	—	(e)	$1.000	0.13%		$499,817	0.71%	0.15%	0.86%	0.00	%(f)
Year Ended 10/31/08	$1.000	0.022		—	(e)	(0.022)	—		$1.000	2.18%		$809,481	0.81%	2.19%	0.81%	2.19%
Year Ended 10/31/07	$1.000	0.045		—	(e)	(0.045)	—		$1.000	4.58	%(g)	$737,578	0.82%	4.39%	0.82%	4.39%
Year Ended 10/31/06	$1.000	0.039		—	(e)	(0.039)	—		$1.000	3.95%		$1,250,288	0.84%	3.85%	0.84%	3.85%
Year Ended 10/31/05	$1.000	0.019		—	(e)	(0.019)	—		$1.000	1.94%		$1,383,010	0.85%	1.80%	0.89%	1.76%
Prime Obligations Fund — Class A Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000	0.01	%(h)	$441,358	0.55%	0.01%	0.78%	(0.22)%
Year Ended 10/31/09	$1.000	0.004		—	(e)	(0.004)	—		$1.000	0.44	%(i)	$547,803	0.85%	0.46%	0.85%	0.46%
Year Ended 10/31/08	$1.000	0.024		—	(e)	(0.024)	—		$1.000	2.45	%(j)	$845,048	0.77%	2.46%	0.77%	2.46%
Year Ended 10/31/07	$1.000	0.047		—	(e)	(0.047)	—		$1.000	4.77	%(g)	$987,738	0.77%	4.58%	0.77%	4.58%
Year Ended 10/31/06	$1.000	0.040		—	(e)	(0.040)	—		$1.000	4.12%		$991,096	0.79%	4.03%	0.79%	4.03%
Year Ended 10/31/05	$1.000	0.021		—	(e)	(0.021)	—		$1.000	2.13%		$1,013,961	0.81%	2.08%	0.83%	2.06%
Financial Reserves Fund — Class A Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000	0.03	%(k)	$436,067	0.52%	0.05%	0.68%	(0.11)%
Year Ended 10/31/09	$1.000	0.006		—	(e)	(0.006)	—		$1.000	0.57%		$494,952	0.71%	0.59%	0.71%	0.59%
Year Ended 10/31/08	$1.000	0.025		—	(e)	(0.025)	—		$1.000	2.53%		$691,504	0.66%	2.45%	0.66%	2.45%
Year Ended 10/31/07	$1.000	0.048		—		(0.048)	—		$1.000	4.86	%(g)	$583,842	0.67%	4.66%	0.67%	4.66%
Year Ended 10/31/06	$1.000	0.041		—	(e)	(0.041)	—		$1.000	4.22%		$460,955	0.69%	4.13%	0.69%	4.13%
Year Ended 10/31/05	$1.000	0.022		—		(0.022)	—		$1.000	2.23%		$481,934	0.71%	2.19%	0.73%	2.17%
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—		— (e)	—		$1.000	0.00	%(f)	$220,718	0.34%	0.01%	0.79%	(0.44)%
Year Ended 10/31/09	$1.000	0.002		—		(0.002)	—		$1.000	0.17%		$253,765	0.76%	0.20%	0.83%	0.13%
Year Ended 10/31/08	$1.000	0.020		—		(0.020)	—		$1.000	1.99%		$420,644	0.77%	1.95%	0.77%	1.95%
Year Ended 10/31/07	$1.000	0.030		—	(e)	(0.030)	—		$1.000	3.07	%(g)	$362,330	0.77%	2.94%	0.77%	2.94%
Year Ended 10/31/06	$1.000	0.026		—	(e)	(0.026)	—		$1.000	2.61%		$426,065	0.79%	2.57%	0.79%	2.57%
Year Ended 10/31/05	$1.000	0.014		—		(0.014)	—		$1.000	1.44%		$448,410	0.82%	1.39%	0.84%	1.37%
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/10 (d)	$1.000	—	(e)	—		— (e)	—	(e)	$1.000	0.01%		$181,320	0.31%	0.01%	0.89%	(0.57)%
Year Ended 10/31/09	$1.000	0.002		—	(e)	(0.002)	—		$1.000	0.15%		$206,259	0.79%	0.19%	0.93%	0.05%
Year Ended 10/31/08	$1.000	0.019		—		(0.019)	—		$1.000	1.88%		$377,120	0.87%	1.84%	0.87%	1.84%
Year Ended 10/31/07	$1.000	0.029		—		(0.029)	—		$1.000	2.96	%(g)	$334,090	0.87%	2.83%	0.87%	2.83%
Year Ended 10/31/06	$1.000	0.025		—	(e)	(0.025)	—		$1.000	2.49%		$488,431	0.89%	2.46%	0.89%	2.46%
Year Ended 10/31/05	$1.000	0.013		—	(e)	(0.013)	—		$1.000	1.35%		$543,425	0.89%	1.33%	0.94%	1.28%

(a)  Annualized for periods less than one year.

(b)  Not annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occured, the ratios would have been as indicated.

(d)  Unaudited.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than 0.01%.

(g)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007 BISYS' parent company, BISYS Group, Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(h)  During the period ended April 30, 2010, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in affordance with an irrevocable letter of credit (See Note 3 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.35% lower.

(i)  During the year ended October 31, 2009, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit (See Note 3 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.10% lower.

(j)  During the year ended October 31, 2008, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit (See Note 3 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.16% lower.

(k)  During the period ended April 30, 2010, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit (See Note 3 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.11% lower.

See notes to financial statements.

28

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

See notes to financial statements.

29

Notes to Financial Statements

The Victory Portfolios  April 30, 2010

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2010, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments of the Funds are valued on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). Investments in other open-end investment companies are valued at their respective net asset values.

30

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management Inc. ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad based levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2010 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Government Reserves Fund
Corporate Bonds	$—	$4,149	$—	$4,149
U.S. Government Agency Securities	—	748,464	—	748,464
U.S. Treasury Obligations	—	12,999	—	12,999
Total	—	765,612	—	765,612
Prime Obligations Fund
Certificates of Deposit	—	29,000	—	29,000
Commercial Paper	—	47,968	—	47,968
Corporate Bonds	—	87,213	—	87,213
Municipal Bonds	—	83,169	—	83,169
Repurchase Agreements	—	71,700	—	71,700
U.S. Government Agency Security Securities	—	92,980	—	92,980
Total	—	412,030	—	412,030

31

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Financial Reserves Fund
Certificates of Deposit	$—	$24,000	$—	$24,000
Commercial Paper	—	49,968	—	49,968
Corporate Bonds	—	71,274	—	71,274
Municipal Bonds	—	71,337	—	71,337
U.S. Government Agency Securities	—	81,986	—	81,986
Repurchase Agreements	—	109,200	—	109,200
Total	—	407,765	—	407,765
Tax-Free Money Market Fund
Municipal Bonds	—	203,589	—	203,589
Investment Companies	—	11,689	—	11,689
Total	—	215,278	—	215,278
Ohio Municipal Money Market Fund
Municipal Bonds	—	162,481	—	162,481
Investment Companies	—	13,670	—	13,670
Total	—	176,151	—	176,151

Reconciliation of Level 3 Items

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Prime Obligations Fund	Investments In Securities
Balance as of 10/31/09	$6,450
Realized Gain (Loss)	(3,338)
Change in unrealized appreciation/depreciation (a)	4,226
Purchases	—
Sales	(7,338)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$—
Financial Reserves Fund	Investments In Securities
Balance as of 10/31/09	$2,015
Realized Gain (Loss)	(1,194)
Change in unrealized appreciation/depreciation (a)	1,321
Purchases	—
Sales	(2,142)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$—

(a)  The change in unrealized appreciation/depreciation is attributable to investments which were disposed of during the six months ended April 30, 2010.

The Fund's recognize significant transfers between fair value heirarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2010 from the valuation input levels used on October 31, 2009.

32

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2010, the Funds had no outstanding when-issued purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

33

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no further subsequent events to report.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fee of the Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3.0 billion, 0.30% of the Fund's average daily net assets between $3.0 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2.0 billion, 0.25% of the Fund's average daily net assets between $2.0 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund, International Select Fund and Global Equity Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Trust's, The Victory Variable Insurance Funds' and The Victory Institutional Funds' (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065%

34

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agency Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor) may receive from all the Funds (other than the Trust Shares of the Government Reserves Fund), pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Currently, the Financial Reserves Fund is not paying this fee. For the six months ended April 30, 2010, affiliates of the Adviser earned $477 (amount in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds (does not include Prime Obligations Fund or Tax-Free Money Market Fund). The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. The amounts are not available to be recouped at a future time.

The Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund have entered into a fee waiver and expense reimbursement agreement with the Adviser pursuant to which the adviser has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01%. The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the yield of a class to decrease below 0.01%.

35

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

(Unaudited)

The Adviser is contractually limiting fees and expenses until March 31, 2011. As of April 30, 2010, the following amounts are available to be repaid to the Adviser or have been repaid to the Adviser by the Fund:

Fund	Amount Waived or Reimbursed Available to Recoup	Amount Repaid to Adviser	Expires October 31,
Government Reserves Fund	$524,084	$3,846	2012
Government Reserves Fund	781,190	—	2013
Prime Obligations Fund	138,605	—	2013
Financial Reserves Fund	189,969	—	2013
Tax-Free Money Market Fund	117,104	—	2012
Tax-Free Money Market Fund	275,648	—	2013
Ohio Municipal Money Market Fund	235,710	—	2012
Ohio Municipal Money Market Fund	323,125	—	2013

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds and BISYS Fund Services, Inc. ("BISYS") (BISYS was acquired by Citibank, N.A. on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any Fund.

During the period ended April 30, 2010, the Financial Reserves Fund (the "FR Fund") and Prime Obligations Fund (the "PO Fund") each were beneficiaries of an irrevocable letter of credit issued by KeyCorp, the parent of the Adviser, to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they would not fall below $0.9975. The letter of credit terminated by its terms on March 10, 2010.

From November 1, 2009 through March 10, 2010, the PO Fund drew on the letter of credit a total of $3.3 million, and the FR Fund drew on the letter of credit a total of $768 thousand, permitting the PO Fund and FR Fund to maintain their amortized cost per share net asset value at $1.00.

In addition to the letter of credit draws disclosed, through May 28, 2010 and June 1, 2010, KeyCorp made capital contributions to the PO Fund and the FR Fund in the amounts of $379 thousand and $250 thousand, respectively.

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4.  Risks:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount they expect to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in certain circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. For the six months ended April 30, 2010, KeyCorp earned approximately $223 for the Line of Credit fee (amount in thousands). Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2010, the Funds had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2010.

The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions Paid From Ordinary Income		Total Taxable Distributions		Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$2,562		$2,562		$—	$2,562
Prime Obligations Fund	3,967		3,967		—	3,967
Financial Reserves Fund	4,190		4,190		—	4,190
Tax-Free Money Market Fund	—		—		1,716	1,716
Ohio Municipal Money Market Fund	—	(a)	—	(a)	1,474	1,474

(a)  Rounds to less than $1.

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As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable may differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income		Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Government Reserves Fund	$—	$73		$—	$73	$(3)	$(41)	$—	$29
Prime Obligations Fund	—	420		—	420	(5)	(3,929)	1,635	(1,879)
Financial Reserves Fund	—	256		—	256	(119)	(1,896)	511	(1,248)
Tax-Free Money Market Fund	7	—		—	7	(1)	(13)	—	(7)
Ohio Municipal Money Market Fund	6	—	(a)	3	9	(1)	—	—	8

(a)  Rounds to less than $1.

*  The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

As of October 31, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2011		2014	2015	2016	2017	Total
Government Reserves Fund	$—		$—	$—	$—	$41	$41
Prime Obligations Fund	—		—	—	3,929	—	3,929
Financial Reserves Fund	—	(a)	1	—	1,885	10	1,896
Tax Free Money Market Fund	—		11	2	—	—	13

(a)  Rounds to less than $1.

During the year ended October 31, 2009, the Prime Obligations Fund and Ohio Municipal Money Market Fund utilized $688 and $447, (amounts in thousands) respectively, of capital loss carryforwards.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Prime Obligations Fund	$406,007	$6,023	$—	$6,023
Financial Reserves Fund	405,883	1,882	—	1,882

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Special Meeting of Shareholders:

A Special Meeting of Shareholders of the Trust was held on December 18, 2009 (the Meeting for the Large Cap Growth Fund was adjourned until January 8, 2010, at which time it was reconvened) for purpose of voting on the following:

• The Election of eleven Trustees of the Trust

• A change to Ohio Municipal Money Market Fund's fundamental investment restriction on investing in real estate

The voting results for the Election of eleven Trustees was as follows:

	Affirmative	Against	Abstain
Mr. David Brooks Adcock	2,221,194,797	—	56,232,712
Mr. Nigel D.T. Andrews	2,246,637,963	—	30,789,545
Ms. Teresa C. Barger	2,249,000,686	—	28,426,822
Ms. E. Lee Beard	2,224,799,127	—	52,628,381
Mr. David C. Brown	2,245,350,484	—	32,077,025
Ms. Lyn Hutton	2,247,336,902	—	30,090,606
Mr. John L. Kelly	2,248,574,785	—	28,951,723
Mr. David L. Meyer	2,246,055,515	—	31,371,994
Ms. Karen F. Shepherd	2,222,531,272	—	54,896,237
Mr. Robert L. Wagner	2,244,576,601	—	32,850,907
Mr. Leigh A. Wilson	2,246,235,674	—	31,191,834

The voting results for the change to Ohio Municipal Money Market Fund's fundamental investment restriction on investing in real estate was 88.42% in favor of the proposal, 7.67% against the proposal, 3.24% abstained and 0.67% broker non-votes.

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Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

David Brooks Adcock, 58	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 63	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc.

Teresa C. Barger, 55	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (asset management) (since 2007); Director, Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

E. Lee Beard, 58	Trustee	February 2005	Principal Owner, The Henlee Group, LLC (consulting) (since 2005); President/Owner, ELB Consultants (2003-2005).	None.

Lyn Hutton, 60	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations.	None.

John L. Kelly, 57	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
David L. Meyer, 53	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 69	Trustee	August 2002	Retired.	None.

Leigh A. Wilson, 65	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum.	Chair, Old Mutual Funds II (13 Portfolios).

Interested Trustees.

David C. Brown, 37	Trustee	May 2008	Chief Operating Officer, the Adviser.	None.

Robert L. Wagner, 55	Trustee	December 2009	Chief Executive Officer, the Adviser.	None.

Messrs. Brown and Wagner are "Interested Persons" by reason of their relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael Policarpo, II, 35	President	May 2008	Managing Director, the Adviser (since 2005); Vice President of Finance, Gartmore Global Investments, Inc. (2004-2005).

Peter W. Scharich, 45	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since 2006); Managing Director, Strategy, the Adviser (2005-2006).

Christopher K. Dyer, 48	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 56	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Christopher E. Sabato, 41	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Michael J. Nanosky, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services, Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008).

Edward J. Veilleux, 66	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Government Reserves Fund
Trust Shares	$1,000.00	$1,000.00	$2.03	0.41%
Select Shares	1,000.00	1,000.00	1.98	0.40%
Prime Obligations Fund
Class A Shares	1,000.00	1,000.10	2.73	0.55%
Financial Reserves Fund
Class A Shares	1,000.00	1,000.30	2.58	0.52%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,000.00	1.69	0.34%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,000.10	1.54	0.31%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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**Annualized.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Government Reserves Fund
Trust Shares	$1,000.00	$1,022.76	$2.06	0.41%
Select Shares	1,000.00	1,022.81	2.01	0.40%
Prime Obligations Fund
Class A Shares	1,000.00	1,022.07	2.76	0.55%
Financial Reserves Fund
Class A Shares	1,000.00	1,022.22	2.61	0.52%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,023.11	1.71	0.34%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,023.26	1.56	0.31%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

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Portfolio Holdings

(As a Percentage of Total Investments)

Government Reserves Fund	Prime Obligations Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Financial Reserves Fund	Tax Free Money Market Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Ohio Municipal Money Market Fund

Portfolio Holdings As a Percentage of Total Investments

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 2, 2009. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 21, 2009 that specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Requirements of the Funds for the services provided by the Adviser;

• Nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Research and other service benefits received by the Adviser obtained through payment of client commissions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds other than the Financial Reserves Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not consider any one particular factor to be dispositive, or rank the importance of any particular information or factor considered, and each Trustee attributed different weights to various factors.

Government Reserves Fund:

The Board compared the Government Reserves Fund's 0.49% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.42% for the peer group. The Board also compared the Fund's Select Class annual expense ratio, net of any shareholder servicing fee, of 0.56% to the median comparable expense ratio for the peer group

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and considered the fact that the Fund's ratio also was higher than the peer group median of 0.53%. The Board then compared the Fund's Select Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group median total returns for the same periods and considered the fact that the Fund underperformed the peer group median for each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed. The Board reviewed the reasons for the underperformance with the Adviser,

The Board specifically addressed the Fund's expenses and performance with the Adviser, including the nature of the Fund's applicable investment restrictions. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year.

Having concluded, among other things, that: (1) the Government Reserves Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.44% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.42% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.52% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was equal to the peer group median. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed or equaled the performance of the peer group in each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fee and annual expenses were within the range of management fees and annual expenses attributable to comparable mutual funds; and (2) the Fund had outperformed or equaled the performance of its peer group in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Financial Reserves Fund:

The Board compared the Financial Reserves Fund's 0.59% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.48% for the peer group. The Board also compared the Fund's Class A annual expense ratio of 0.66% to the median net expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.57%. In noting the absence of breakpoints in the Fund's advisory fee, the Board considered that the Fund remained relatively small. It was also noted that the Fund pays no shareholder servicing fees. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for the one-year and three-year periods and outperformed the appropriate Morningstar category average for the five-year and ten-year periods reviewed.

The Board specifically addressed the Fund's higher expenses and lower performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year.

Having concluded, among other things, that: (1) the Financial Reserves Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range given the size of the Fund; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over

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the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

The Board compared the Tax-Free Money Market Fund's 0.44% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.52% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.56%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group median for each of the periods. The Board noted that the Fund had also underperformed the appropriate Morningstar category average for each of the four periods reviewed.

The Board specifically addressed the Fund's performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year. The Board also considered that, unlike many of it peers, the Fund is managed to limit exposure to securities that pay interest subject to the federal alternative minimum tax ("AMT"), potentially resulting in a more favorable relative after-tax yield for investors subject to AMT.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fee and annual expenses were within the range of management fee and expenses attributable to comparable mutual funds; (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; and (3) among other factors, the Fund's investment strategy of limiting income that was subject to the AMT detracted from the Fund's performance as compared to the peer group (at least on a pre-tax basis), since the peer group included Funds that could generate unlimited income subject to ATM; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.54% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.48% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.62% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.58%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group median for each of the periods. The Board noted that the Fund had also underperformed the appropriate Morningstar category average in each of the four periods reviewed.

The Board specifically addressed the Fund's performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past year. The Board also recognized the Fund's relatively small size as an appropriateness factor in continuing the agreement with respect to the Fund notwithstanding the negative results as compared with the peer group.

Having concluded, among other things, that: (1) the Ohio Municipal Money Market Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range given the size of the Fund; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

48

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the continuing payments under a special letter of credit voluntarily extended by the Adviser's parent company for the benefit of the Funds (which terminated by its terms on March 10, 2010), and by its agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing qualified portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

49

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50

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51

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52

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53

VF-MMMF-SEMI (4/10)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2010

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Supplemental Information

Trustee and Officer Information	26

Proxy Voting and Form N-Q Information	29

Expense Examples	29

Portfolio Holdings	30

Advisory Contract Renewal	31

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Domestic GDP has risen for three consecutive quarters, global conditions are improving and credit markets have stabilized. Signs of an improving economy, low interest rates and better than expected corporate earnings have strengthened investor confidence in the market. Investors continued to migrate out of money market funds, depositing net flows of $392 billion in fixed income funds and $57 billion in equity funds over the last year. Broad market equity and fixed income indices overcame minor risk flares from European sovereign debt concerns and Chinese interest rate tightening early in 2010 to post a fourth straight quarterly advance.

As the economic recovery continues to take shape, economic indicators are mixed and the long-term macro environment remains uncertain. On one hand, the U.S. economy is diligently working to overcome weak consumer spending and persistent unemployment. On the other hand, corporate cash balances are high, housing has stabilized and manufacturing activity is trending upward. The outcome of impending financial regulation and how Europe works through its debt troubles will certainly have a far reaching impact on economies worldwide.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further

3

information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.6%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$113,353	$113,351
Total Commercial Paper (Amortized Cost $113,351)		113,351
Common Stocks (97.1%)
Aerospace/Defense (2.9%):
Lockheed Martin Corp.	834,000	70,798
Raytheon Co.	947,000	55,210
		126,008
Airlines (1.3%):
Southwest Airlines Co.	4,119,100	54,290
Automotive (1.4%):
Ford Motor Co. (b) (c)	4,698,000	61,168
Banks (4.4%):
Bank of America Corp.	7,325,300	130,610
Northern Trust Corp. (b)	1,103,904	60,693
		191,303
Biotechnology (0.4%):
Amgen, Inc. (c)	291,198	16,703
Brokerage Services (2.4%):
Charles Schwab Corp. (b)	5,445,670	105,047
Chemicals (0.8%):
Monsanto Co.	533,594	33,648
Commercial Services (1.2%):
Paychex, Inc.	1,659,000	50,765
Computers & Peripherals (1.9%):
EMC Corp. (c)	4,264,500	81,068
Electronics (2.2%):
General Electric Co.	5,056,238	95,361
Environmental Control (1.1%):
Waste Management, Inc.	1,381,000	47,893
Financial Services (3.4%):
MasterCard, Inc., Class A (b)	266,000	65,979
Morgan Stanley (b)	1,055,000	31,882
Western Union Co. (b)	2,650,261	48,367
		146,228
Food Distributors, Supermarkets & Wholesalers (2.0%):
The Kroger Co.	3,892,832	86,538
Food Processing & Packaging (4.7%):
H.J. Heinz Co. (b)	63,200	2,962
Kellogg Co.	986,000	54,171
Kraft Foods, Inc., Class A	1,417,000	41,943
Mead Johnson Nutrition Co., Class A	681,593	35,177

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nestle SA, Sponsored ADR (b)	1,361,194	$66,563
		200,816
Health Care (0.6%):
Alcon, Inc.	172,734	26,922
Home Builders (0.9%):
Toll Brothers, Inc. (b) (c)	1,730,814	39,065
Insurance (1.7%):
The Chubb Corp.	776,000	41,027
The Travelers Cos., Inc.	666,962	33,842
		74,869
Internet Business Services (3.6%):
Google, Inc., Class A (c)	229,000	120,326
McAfee, Inc. (c)	968,086	33,641
		153,967
Internet Service Provider (1.4%):
Yahoo!, Inc. (b) (c)	3,532,566	58,393
Investment Companies (1.2%):
Invesco Ltd.	2,321,928	53,381
Manufacturing — Diversified (1.6%):
Ingersoll-Rand PLC	1,160,796	42,926
Tyco International Ltd. (b)	707,480	27,443
		70,369
Mining (1.3%):
Barrick Gold Corp. (b)	556,622	24,241
Newmont Mining Corp.	552,000	30,956
		55,197
Office Equipment & Supplies (1.5%):
Staples, Inc. (b)	2,791,000	65,672
Oil & Gas Exploration — Production & Services (2.1%):
Anadarko Petroleum Corp.	743,638	46,225
ENSCO International PLC, Sponsored ADR	923,000	43,547
		89,772
Oil Companies — Integrated (4.0%):
Exxon Mobil Corp.	2,093,000	142,010
Hess Corp.	477,941	30,373
		172,383
Oilfield Services & Equipment (7.9%):
Halliburton Co.	3,962,421	121,448
Schlumberger Ltd. (b)	1,855,457	132,517
Weatherford International Ltd. (c)	4,648,000	84,175
		338,140

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (9.3%):
Johnson & Johnson (b)	1,630,600	$104,848
Merck & Co., Inc.	2,357,200	82,596
Pfizer, Inc.	7,984,500	133,501
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	1,367,900	80,337
		401,282
Radio & Television (0.5%):
Time Warner Cable, Inc., Class A (b)	383,092	21,549
Retail (1.7%):
Target Corp. (b)	1,295,376	73,668
Retail — Department Stores (0.8%):
Macy's, Inc.	1,397,000	32,410
Retail — Drug Stores (0.3%):
CVS Caremark Corp.	342,075	12,633
Retail — Specialty Stores (3.9%):
Lowe's Cos., Inc.	6,171,276	167,365
Semiconductors (3.8%):
Applied Materials, Inc. (b)	6,554,009	90,314
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6,764,871	71,640
		161,954
Software & Computer Services (6.0%):
Microsoft Corp.	5,354,716	163,533
Oracle Corp.	3,616,490	93,450
		256,983
Steel (1.9%):
Nucor Corp. (b)	1,812,593	82,147
Telecommunications (0.9%):
Qwest Communications International, Inc. (b)	7,355,954	38,472
Telecommunications — Services & Equipment (2.6%):
QUALCOMM, Inc. (b)	2,838,000	109,944
Transportation Services (4.6%):
Expeditors International of Washington, Inc. (b)	1,012,900	41,266
United Parcel Service, Inc., Class B (b)	2,283,331	157,869
		199,135
Utilities — Telecommunications (2.9%):
Verizon Communications, Inc.	4,323,000	124,892
Total Common Stocks (Cost $3,547,661)		4,177,400

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (7.1%)
Pool of various securities for Victory Funds	$303,978	$303,542
Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $303,978)		303,542
Total Investments (Cost $3,964,990) — 106.8%		4,594,293
Liabilities in excess of other assets — (6.8)%		(290,657)
NET ASSETS — 100.0%		$4,303,636

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

8

  Statements of Assets and Liabilities
The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost 3,964,990) (a)	$4,594,293
Cash	50
Interest and dividends receivable	5,274
Receivable for capital shares issued	3,969
Receivable for investments sold	46,972
Prepaid expenses	138
Total Assets	4,650,696
LIABILITIES:
Payable for investments purchased	26,855
Payable for capital shares redeemed	12,141
Payable for return of collateral received	303,978
Accrued expenses and other payables:
Investment advisory fees	2,099
Administration fees	341
Custodian fees	43
Transfer agent fees	341
Trustee fees	10
Shareholder servicing fees	757
12b-1 fees	188
Other accrued expenses	307
Total Liabilities	347,060
NET ASSETS:
Capital	4,622,035
Undistributed net investment income	1,698
Accumulated net realized losses from investments	(949,400)
Net unrealized appreciation on investments	629,303
Net Assets	$4,303,636
Net Assets
Class A Shares	$3,642,774
Class C Shares	130,332
Class R Shares	192,099
Class I Shares	338,431
Total	$4,303,636
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	247,370
Class C Shares	9,068
Class R Shares	13,170
Class I Shares	22,992
Total	292,600
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$14.73
Class C Shares (b)	$14.37
Class R Shares	$14.59
Class I Shares	$14.72
Maximum Sales Charge — Class A Shares	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share: Class A Shares	$15.63

(a)  Includes securities on loan of $288,788.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

9

  Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$96
Dividend income	35,073
Income from securities lending, net	104
Total Income	35,273
Expenses:
Investment advisory fees	12,088
Administration fees	1,984
Shareholder servicing fees — Class A Shares	4,396
12b-1 fees — Class C Shares	634
12b-1 fees — Class R Shares	456
Custodian fees	258
Transfer agent fees	374
Transfer agent fees — Class A Shares	679
Transfer agent fees — Class C Shares	66
Transfer agent fees — Class R Shares	25
Transfer agent fees — Class I Shares	10
Trustees' fees	180
Legal and audit fees	227
Other expenses	554
Total Expenses	21,931
Net Investment Income	13,342
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	316,156
Net change in unrealized appreciation/depreciation on investments	210,099
Net realized/unrealized gains from investments	526,255
Change in net assets resulting from operations	$539,597

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$13,342	$35,182
Net realized gains (losses) from investment transactions	316,156	(918,235)
Net realized gains from redemptions in-kind	—	20,723
Net change in unrealized appreciation/depreciation on investments	210,099	1,189,765
Change in net assets resulting from operations	539,597	327,435
Distributions to Shareholders:
From net investment income:
Class A Shares	(9,971)	(31,476)
Class C Shares	—	(297)
Class R Shares	(342)	(1,173)
Class I Shares	(1,152)	(3,269)
Change in net assets resulting from distributions to shareholders	(11,465)	(36,215)
Change in net assets from capital transactions	(60,918)	167,614
Change in net assets	467,214	458,834
Net Assets:
Beginning of period	3,836,422	3,377,588
End of period	$4,303,636	$3,836,422
Undistributed (distributions in excess of) net investment income	$1,698	$(179)

See notes to financial statements.

11

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$385,634	$1,347,406
Dividends reinvested	8,240	24,230
Cost of shares redeemed	(508,221)	(1,200,750)
Total Class A Shares	$(114,347)	$170,886
Class C Shares
Proceeds from shares issued	$8,917	$23,711
Dividends reinvested	—	172
Cost of shares redeemed	(18,065)	(35,604)
Total Class C Shares	$(9,148)	$(11,721)
Class R Shares
Proceeds from shares issued	$19,111	$56,233
Dividends reinvested	306	1,045
Cost of shares redeemed	(18,974)	(41,272)
Total Class R Shares	$443	$16,006
Class I Shares
Proceeds from shares issued	$120,222	$139,264
Dividends reinvested	840	2,669
Cost of shares redeemed	(58,928)	(149,490)
Total Class I Shares	$62,134	$(7,557)
Change in net assets from capital transactions	$(60,918)	$167,614
Share Transactions:
Class A Shares
Issued	27,462	120,005
Reinvested	576	2,129
Redeemed	(36,207)	(103,412)
Total Class A Shares	(8,169)	18,722
Class C Shares
Issued	645	2,119
Reinvested	—	16
Redeemed	(1,317)	(3,213)
Total Class C Shares	(672)	(1,078)
Class R Shares
Issued	1,372	5,063
Reinvested	22	93
Redeemed	(1,363)	(3,707)
Total Class R Shares	31	1,449
Class I Shares
Issued	8,422	12,435
Reinvested	59	237
Redeemed	(4,106)	(12,043)
Total Class I Shares	4,375	629
Change in Shares	(4,435)	19,722

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,		Year Ended October 31,	Year Ended October 31,
	2010	2009	2008	2007		2006	2005
	(Unaudited)
Net Asset Value, Beginning of Period	$12.93	$12.20	$20.68	$18.52		$16.68	$15.36
Investment Activities:
Net investment income	0.05	0.12	0.14	0.14		0.07	0.13
Net realized and unrealized gains (losses) on investments	1.79	0.73	(6.48)	3.32		2.59	1.32
Total from Investment Activities	1.84	0.85	(6.34)	3.46		2.66	1.45
Distributions:
Net investment income	(0.04)	(0.12)	(0.14)	(0.15)		(0.08)	(0.13)
Net realized gains from investments	—	—	(2.00)	(1.15)		(0.74)	—
Total Distributions	(0.04)	(0.12)	(2.14)	(1.30)		(0.82)	(0.13)
Net Asset Value, End of Period	$14.73	$12.93	$12.20	$20.68		$18.52	$16.68
Total Return (excludes sales charge) (a)	14.24%	7.12%	(33.82)%	19.74	%(b)	16.52%	9.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,642,774	$3,304,413	$2,888,131	$3,909,527		$3,385,643	$2,643,900
Ratio of net expenses to average net assets (c)	1.05%	1.07%	1.04%	1.04%		1.07%	1.13%
Ratio of net investment income to average net assets (c)	0.66%	1.02%	0.89%	0.73%		0.39%	0.74%
Ratio of gross expenses to average net assets (c) (d)	1.05%	1.07%	1.04%	1.04%		1.07%	1.16%
Ratio of net investment income to average net assets (c) (d)	0.66%	1.02%	0.89%	0.73%		0.39%	0.71%
Portfolio turnover (e)	48%	104%	118%	102%		103%	93%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$12.64	$11.92	$20.28	$18.22		$16.49	$15.24
Investment Activities:
Net investment income (loss)	(0.01)	0.03	0.02	(0.01)		(0.08)	0.01
Net realized and unrealized gains (losses) on investments	1.74	0.72	(6.35)	3.26		2.55	1.31
Total from Investment Activities	1.73	0.75	(6.33)	3.25		2.47	1.32
Distributions:
Net investment income	—	(0.03)	(0.03)	(0.04)		—	(0.07)
Net realized gains from investments	—	—	(2.00)	(1.15)		(0.74)	—
Total Distributions	—	(0.03)	(2.03)	(1.19)		(0.74)	(0.07)
Net Asset Value, End of Period	$14.37	$12.64	$11.92	$20.28		$18.22	$16.49
Total Return (excludes contingent deferred sales charge) (a)	13.69%	6.32%	(34.38)%	18.81	%(b)	15.51%	8.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$130,332	$123,091	$128,934	$207,513		$188,157	$143,141
Ratio of net expenses to average net assets (c)	1.87%	1.88%	1.84%	1.83%		1.92%	1.90%
Ratio of net investment income (loss) to average net assets (c)	(0.15)%	0.24%	0.09%	(0.07)%		(0.47)%	(0.10)%
Ratio of gross expenses to average net assets (c) (d)	1.87%	1.88%	1.84%	1.83%		1.93%	2.01%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.15)%	0.24%	0.09%	(0.07)%		(0.48)%	(0.21)%
Portfolio turnover (e)	48%	104%	118%	102%		103%	93%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$12.81	$12.08	$20.51	$18.38		$16.55	$15.24
Investment Activities:
Net investment income	0.03	0.09	0.09	0.09		0.01	0.08
Net realized and unrealized gains (losses) on investments	1.78	0.73	(6.43)	3.29		2.58	1.31
Total from Investment Activities	1.81	0.82	(6.34)	3.38		2.59	1.39
Distributions:
Net investment income	(0.03)	(0.09)	(0.09)	(0.10)		(0.02)	(0.08)
Net realized gains from investments	—	—	(2.00)	(1.15)		(0.74)	—
Total Distributions	(0.03)	(0.09)	(2.09)	(1.25)		(0.76)	(0.08)
Net Asset Value, End of Period	$14.59	$12.81	$12.08	$20.51		$18.38	$16.55
Total Return (a)	14.10%	6.91%	(34.05)%	19.42	%(b)	16.25%	9.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$192,099	$168,316	$141,263	$227,392		$220,783	$215,975
Ratio of net expenses to average net assets (c)	1.28%	1.33%	1.33%	1.30%		1.36%	1.48%
Ratio of net investment income to average net assets (c)	0.44%	0.75%	0.60%	0.46%		0.11%	0.49%
Ratio of gross expenses to average net assets (c) (d)	1.28%	1.33%	1.33%	1.30%		1.36%	1.51%
Ratio of net investment income to average net assets (c) (d)	0.44%	0.75%	0.60%	0.46%		0.11%	0.46%
Portfolio turnover (e)	48%	104%	118%	102%		103%	93%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.92	$12.19	$20.68	$19.37
Investment Activities:
Net investment income	0.07	0.16	0.19	0.03
Net realized and unrealized gains (losses) on investments	1.79	0.73	(6.49)	1.35
Total from investment activities	1.86	0.89	(6.30)	1.38
Distributions:
Net investment income	(0.06)	(0.16)	(0.19)	(0.07)
Net realized gains from investments	—	—	(2.00)	—
Total Distributions	(0.06)	(0.16)	(2.19)	(0.07)
Net Asset Value, End of Period	$14.72	$12.92	$12.19	$20.68
Total Return (b)	14.40%	7.45%	(33.69)%	7.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$338,431	$240,602	$219,260	$120,484
Ratio of expenses to average net assets (c)	0.76%	0.78%	0.75%	0.75%
Ratio of net investment income to average net assets (c)	0.96%	1.33%	1.24%	1.07%
Portfolio turnover (b) (d)	48%	104%	118%	102%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2010, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue four classes of shares: Class A Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

17

Notes to Financial Statements — continued

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The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$113,351	$—	$113,351
Common Stock	4,177,400	—	—	4,177,400
Short-Term Securities Held as Collateral for Securities Lending	—	303,453	89	303,542
Total	$4,177,400	$416,804	$89	$4,594,293

Reconciliation of Level 3 Items

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/09	$2,390
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	89
Purchases	—
Sales	(2,390)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$89

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2010.

The Trust recognizes significant transfers between fair value heirarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2010 from the valuation input levels used on October 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized

18

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  (Unaudited)

on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to hedge against changes in the value of equities. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of April 30, 2010, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2010, KeyBank received $125 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (collectively the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of April 30, 2010 (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Year	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$288,788	$303,542	$218,774	$35

The cash collateral received by the Funds in the Victory Trusts on April 30, 2010 was pooled together and invested in the following securities (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Short-Term Investments Trust Government & Agency Portfolio, 0.10% (a)	$2,841
Funds For Institutions Select Institutional Fund, 0.16% (a)	114,281
Morgan Stanley Institutional Liquidity Funds Prime Money Market Fund, 0.14% (a)	53,107
Reserve Primary Fund, 0.00% (a)	240

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

Value of Collateral
Repurchase Agreements
Bank of America, 0.32, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-11.50%, 8/15/10-12/30/99, market value $164,961)	$162,000
Morgan Stanley, 0.46%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,006 collateralized by $166,829 various corporate securities, 0.00%-10.63%, 5/12/10-4/15/99, market value $165,065)	162,000
Deutsche Bank, 0.31%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-4.32%, 11/25/19-10/28/47, market value $166,830)	162,000
Wachovia, 0.31%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-5.70%, 5/11/10-2/7/20, market value $165,887)	162,000
Total Value	$818,469

(a)  Rate disclosed is the one day yield as of 04/30/10.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

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recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the fiscal year ended October 31, 2009, the Fund realized $20,723 of net gain on $69,240 of in-kind redemptions (amounts in thousands).

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2010 were as follows (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$1,919,073	$1,895,735	$—	$—

4. Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily net assets between $800 million and $2.4 billion and 0.55% of the Fund's average daily net assets greater than $2.4 billion. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund, International Select Fund and Global Equity Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a

22

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

fee for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agency Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For six months ended April 30, 2010, affiliates of the Adviser or the Fund earned $6 (amount in thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2010, affiliates of the Adviser or the Fund earned $299 (amount in thousands).

In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2010, the Distributor received approximately $28 from commissions earned on sales of Class A Shares and the Transfer Agent received $3 from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $0.2 to affiliates of the Fund (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. As of April 30, 2010, the expense limits were as follows:

Fund	Class	Expense Limit
Diversified Stock Fund	Class C Shares	2.00	%*

* In effect until at least February 28, 2014.

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The Victory Portfolios  April 30, 2010

  (Unaudited)

The Adviser, Citi or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds and BISYS Fund Services, Inc. ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. For the six months ended April 30, 2010, KeyCorp earned approximately $223 for the Line of Credit fee (amount in thousands). Each fund of the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended April 30, 2010 was $51 (amount in thousands). The average interest rate for the six months ended April 30, 2010 1.75%. At April 30, 2010, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2010.

24

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Diversified Stock Fund	$35,743	$—	$472	$36,215

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$—	$(1,181,166)	$334,814	$(846,352)

*The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral on wash sales.

As of October 31, 2009, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future gains, if any, as the successor of a merger with the Growth Fund. This amount is $5,948 (amount in thousands), expiring in 2010. The Fund also has capital loss carryforwards of $271,768 and $903,450 (amounts in thousands) expiring in 2016 and 2017, respectively.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2010 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$4,024,804	$658,549	$(89,060)	$569,489

8.  Special Meeting of Shareholders:

A Special Meeting of Shareholders of the Trust was held on December 18, 2009 (the Meeting for the Large Cap Growth Fund was adjourned until January 8, 2010, at which time it was reconvened) for purpose of voting on the following:

•  The Election of eleven Trustees of the Trust

The voting results for the Election of eleven Trustees was as follows:

	Affirmative	Against	Abstain
Mr. David Brooks Adcock	2,221,194,797	—	56,232,712
Mr. Nigel D.T. Andrews	2,246,637,963	—	30,789,545
Ms. Teresa C. Barger	2,249,000,686	—	28,426,822
Ms. E. Lee Beard	2,224,799,127	—	52,628,381
Mr. David C. Brown	2,245,350,484	—	32,077,025
Ms. Lyn Hutton	2,247,336,902	—	30,090,606
Mr. John L. Kelly	2,248,574,785	—	28,951,723
Mr. David L. Meyer	2,246,055,515	—	31,371,994
Ms. Karen F. Shepherd	2,222,531,272	—	54,896,237
Mr. Robert L. Wagner	2,244,576,601	—	32,850,907
Mr. Leigh A. Wilson	2,246,235,674	—	31,191,834

25

  Supplemental Information
The Victory Portfolios  April 30, 2010

(Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

David Brooks Adcock, 58	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 63	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc.

Teresa C. Barger, 55	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (asset management) (since 2007); Director, Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

E. Lee Beard, 58	Trustee	February 2005	Principal Owner, The Henlee Group, LLC (consulting) (since 2005); President/Owner, ELB Consultants (2003-2005).	None.

Lyn Hutton, 60	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations.	None.

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
John L. Kelly, 57	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	None.

David L. Meyer, 53	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 69	Trustee	August 2002	Retired.	None.

Leigh A. Wilson, 65	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum.	Chair, Old Mutual Funds II (13 Portfolios).

Interested Trustees.

David C. Brown, 37	Trustee	May 2008	Chief Operating Officer, the Adviser.	None.

Robert L. Wagner, 55	Trustee	December 2009	Chief Executive Officer, the Adviser.	None.

Messrs. Brown and Wagner are "Interested Persons" by reason of their relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael Policarpo, II, 35	President	May 2008	Managing Director, the Adviser (since 2005); Vice President of Finance, Gartmore Global Investments, Inc. (2004-2005).

Peter W. Scharich, 45	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since 2006); Managing Director, Strategy, the Adviser (2005-2006).

Christopher K. Dyer, 48	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 56	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Christopher E. Sabato, 41	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Michael J. Nanosky, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services, Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008).

Edward J. Veilleux, 66	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Diversified Stock Fund
Class A Shares	$1,000.00	$1,142.40	$5.58	1.05%
Class C Shares	1,000.00	1,136.90	9.91	1.87%
Class R Shares	1,000.00	1,141.00	6.79	1.28%
Class I Shares	1,000.00	1,144.00	4.04	0.76%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

29

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.59	$5.26	1.05%
Class C Shares	1,000.00	1,015.52	9.35	1.87%
Class R Shares	1,000.00	1,018.45	6.41	1.28%
Class I Shares	1,000.00	1,021.03	3.81	0.76%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

30

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 2, 2009. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 21, 2009 specifically focused on the Fund's activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Requirements of the Fund for the services provided by the Adviser;

• Nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Research and other service benefits received by the Adviser obtained through payment of client commissions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund for custodian and administration services;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used in the selection of the Fund's peer group. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that the Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not consider any one particular factor to be dispositive, or rank the importance of any particular information or factor considered, and each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.68% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.59% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.79% to the median comparable expense ratio for the peer group and considered the fact that Fund's expense ratio was higher than the peer group's 0.78%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods except

31

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

(Unaudited)

for the one-year period. The Board noted that the Fund had also outperformed its benchmark index and its Morningstar category average in each of the periods reviewed except for the one-year period.

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was only slightly higher than the peer group median; (2) the Adviser's willingness to limit the Fund's Class C expense ratio would provide stability to the Fund's Class C expenses; and (3) the Fund had outperformed its peer group, its benchmark and its Morningstar category average during each of the periods reviewed except for the one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

32

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33

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34

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35

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36

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37

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/10)

April 30, 2010

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	7

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34-37

Stock Index Fund

Schedule of Portfolio Investments	10

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	38-39

Established Value Fund

Schedule of Portfolio Investments	26

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	40-42

Special Value Fund

Schedule of Portfolio Investments	43

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	58-61

Small Company Opportunity Fund

Schedule of Portfolio Investments	47

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	62-64

Large Cap Growth Fund

Schedule of Portfolio Investments	52

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	65-67

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	68

Statement of Assets and Liabilities	81

Statement of Operations	82

Statements of Changes in Net Assets	83

Financial Highlights	85-88

Investment Grade Convertible Fund

Schedule of Portfolio Investments	77

Statement of Assets and Liabilities	81

Statement of Operations	82

Statements of Changes in Net Assets	83

Financial Highlights	89-90

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedule of Portfolio Investments	91

Statement of Assets and Liabilities	99

Statement of Operations	100

Statements of Changes in Net Assets	101

Financial Highlights	103-104

Fund for Income

Schedule of Portfolio Investments	97

Statement of Assets and Liabilities	99

Statement of Operations	100

Statements of Changes in Net Assets	101

Financial Highlights	105-107

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	108

Statement of Assets and Liabilities	120

Statement of Operations	121

Statements of Changes in Net Assets	122

Financial Highlights	123

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	115

Statement of Assets and Liabilities	120

Statement of Operations	121

Statements of Changes in Net Assets	122

Financial Highlights	124

The Victory International Funds

International Fund

Schedule of Portfolio Investments	125

Statement of Assets and Liabilities	145

Statement of Operations	146

Statement of Changes in Net Assets	147

Financial Highlights	149-151

International Select Fund

Schedule of Portfolio Investments	132

Statement of Assets and Liabilities	145

Statement of Operations	146

Statement of Changes in Net Assets	147

Financial Highlights	152-154

Table of Contents (continued)

Global Equity Fund

Schedule of Portfolio Investments	138

Statement of Assets and Liabilities	145

Statement of Operations	146

Statement of Changes in Net Assets	147

Financial Highlights	155-157

Notes to Financial Statements	158

Supplemental Information

Trustee and Officer Information	180

Proxy Voting and Form N-Q Information	183

Expense Examples	183

Portfolio Holdings	187

Advisory Contract Renewal	190

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

Domestic GDP has risen for three consecutive quarters, global conditions are improving and credit markets have stabilized. Signs of an improving economy, low interest rates and better than expected corporate earnings have strengthened investor confidence in the market. Investors continued to migrate out of money market funds, depositing net flows of $392 billion in fixed income funds and $57 billion in equity funds over the last year. Broad market equity and fixed income indices overcame minor risk flares from European sovereign debt concerns and Chinese interest rate tightening early in 2010 to post a fourth straight quarterly advance.

As the economic recovery continues to take shape, economic indicators are mixed and the long-term macro environment remains uncertain. On one hand, the U.S. economy is diligently working to overcome weak consumer spending and persistent unemployment. On the other hand, corporate cash balances are high, housing has stabilized and manufacturing activity is trending upward. The outcome of impending financial regulation and how Europe works through its debt troubles will certainly have a far reaching impact on economies worldwide.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)   (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.2%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$3,189	$3,189
Total Commercial Paper (Amortized Cost $3,188)		3,189
Common Stocks (98.0%)
Aerospace/Defense (3.6%):
Lockheed Martin Corp.	43,000	3,650
Raytheon Co.	27,000	1,574
		5,224
Agricultural Operations (1.5%):
Archer-Daniels-Midland Co.	76,000	2,124
Automotive Parts (1.0%):
Eaton Corp.	19,000	1,466
Banks (9.5%):
Bank of America Corp.	223,000	3,976
Comerica, Inc.	18,000	756
Huntington Bancshares, Inc. (b)	128,000	867
JPMorgan Chase & Co.	85,000	3,619
Marshall & Ilsley Corp.	44,000	401
SunTrust Banks, Inc.	38,000	1,125
Wells Fargo & Co.	94,000	3,112
		13,856
Chemicals (1.4%):
Potash Corp. of Saskatchewan, Inc. (b)	19,000	2,100
Computers & Peripherals (1.1%):
EMC Corp. (c)	85,000	1,616
Electronics (2.5%):
General Electric Co.	194,000	3,659
Engineering (1.1%):
Fluor Corp. (b)	18,000	951
KBR, Inc. (b)	28,000	618
		1,569
Financial Services (2.6%):
Ameriprise Financial, Inc.	52,000	2,411
Morgan Stanley	47,000	1,420
		3,831
Food Distributors, Supermarkets & Wholesalers (1.1%):
Safeway, Inc.	67,000	1,581
Heavy Machinery (1.5%):
Deere & Co.	37,000	2,213
Home Builders (1.9%):
Lennar Corp., Class A (b)	85,000	1,692
Pulte Group, Inc. (c)	88,000	1,152
		2,844

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)   (Unaudited)

Security Description	Shares	Value
Insurance (5.7%):
ACE Ltd. (b)	28,000	$1,489
Aetna, Inc.	70,000	2,068
The Chubb Corp.	49,000	2,591
The Travelers Cos., Inc.	44,000	2,233
		8,381
Internet Business Services (1.1%):
AOL, Inc. (b) (c)	67,300	1,572
Investment Companies (1.0%):
Invesco Ltd.	61,000	1,402
Manufacturing — Diversified (1.0%):
Parker Hannifin Corp.	22,000	1,522
Media (1.5%):
News Corp., Class A	138,000	2,128
Medical Services (1.7%):
UnitedHealth Group, Inc.	82,000	2,485
Minerals (1.2%):
BHP Billiton Ltd., ADR (b)	24,000	1,747
Mining (5.0%):
Barrick Gold Corp.	45,000	1,960
Kinross Gold Corp.	37,000	702
Newmont Mining Corp.	82,000	4,598
		7,260
Oil & Gas Exploration — Production & Services (11.5%):
Anadarko Petroleum Corp.	32,000	1,989
Apache Corp. (b)	29,300	2,982
Devon Energy Corp.	39,000	2,626
ENSCO International PLC, Sponsored ADR	41,333	1,950
Nabors Industries Ltd. (b) (c)	53,000	1,143
Nexen, Inc. (b)	64,000	1,554
Transocean Ltd. (b) (c)	34,000	2,463
Unit Corp. (c)	44,000	2,102
		16,809
Oil Companies — Integrated (7.6%):
Chevron Corp. (b)	52,000	4,235
Exxon Mobil Corp.	100,000	6,785
		11,020
Oil Marketing & Refining (1.4%):
Valero Energy Corp. (b)	100,000	2,079
Oilfield Services & Equipment (3.9%):
Halliburton Co.	84,000	2,575
National-Oilwell Varco, Inc. (b)	70,000	3,082
		5,657
Pharmaceuticals (6.4%):
Eli Lilly & Co. (b)	66,000	2,308
Johnson & Johnson	22,000	1,415

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)   (Unaudited)

Security Description	Shares or Principal Amount	Value
Merck & Co., Inc.	72,000	$2,523
Pfizer, Inc.	182,000	3,043
		9,289
Railroads (2.2%):
Kansas City Southern (c)	41,000	1,663
Union Pacific Corp.	20,000	1,513
		3,176
Real Estate Investment Trusts (0.6%):
Host Hotels & Resorts, Inc. (b)	51,000	829
Retail — Discount (0.8%):
Wal-Mart Stores, Inc. (b)	22,000	1,180
Retail — Specialty Stores (1.4%):
Lowe's Cos., Inc.	78,000	2,115
Semiconductors (2.1%):
Applied Materials, Inc.	111,000	1,529
Intel Corp. (b)	66,000	1,507
		3,036
Utilities — Electric (7.2%):
Edison International	43,000	1,478
Entergy Corp. (b)	25,000	2,032
Exelon Corp.	57,000	2,485
Public Service Enterprise Group, Inc.	46,000	1,478
Southern Co. (b)	88,000	3,041
		10,514
Utilities — Telecommunications (4.8%):
AT&T, Inc.	143,000	3,726
Verizon Communications, Inc.	111,000	3,207
		6,933
Wire & Cable Products (1.1%):
General Cable Corp. (b) (c)	54,000	1,543
Total Common Stocks (Cost $121,056)		142,760
Short-Term Securities Held as Collateral for Securities Lending (13.3%)
Pool of various securities for Victory Funds	$19,314	19,286
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $19,314)		19,286
Total Investments (Cost $143,558) — 113.5%		165,235
Liabilities in excess of other assets — (13.5)%		(19,693)
NET ASSETS — 100.0%		$145,542

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.0%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$2,294	$2,294
Total Commercial Paper (Amortized Cost $2,294)		2,294
Common Stocks (93.5%)
Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)	1,621	15
Omnicom Group, Inc.	1,036	44
		59
Aerospace/Defense (2.4%):
B.F. Goodrich Co.	418	31
Boeing Co.	2,525	183
General Dynamics Corp.	1,287	98
Honeywell International, Inc.	2,550	121
Lockheed Martin Corp.	1,052	89
Northrop Grumman Corp.	1,010	69
Raytheon Co.	1,265	74
Rockwell Collins, Inc.	524	34
United Technologies Corp.	3,124	234
		933
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,144	60
Airlines (0.1%):
Southwest Airlines Co.	2,479	33
Aluminum (0.1%):
Alcoa, Inc.	3,403	46
Apparel & Footwear (0.5%):
Coach, Inc.	1,048	44
Nike, Inc., Class B	1,301	99
Polo Ralph Lauren Corp.	191	17
VF Corp.	295	25
		185
Audio & Video Products (0.0%):
Harman International Industries, Inc. (b)	232	9
Automotive (0.5%):
AutoNation, Inc. (b)	301	6
Ford Motor Co. (b)	11,236	146
PACCAR, Inc.	1,215	57
		209
Automotive Parts (0.2%):
Eaton Corp.	662	51
Genuine Parts Co.	529	23
O'Reilly Automotive, Inc. (b)	459	22
		96

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Banks (6.8%):
Bank of America Corp.	33,465	$597
Bank of New York Mellon Corp.	4,030	126
BB&T Corp.	2,304	77
Comerica, Inc.	581	24
Fifth Third Bancorp	2,652	40
First Horizon National Corp. (b)	750	11
Huntington Bancshares, Inc.	2,390	16
JPMorgan Chase & Co.	13,253	564
KeyCorp (c)	2,929	26
M&T Bank Corp.	277	24
Marshall & Ilsley Corp.	1,757	16
Northern Trust Corp.	806	44
PNC Financial Services Group, Inc.	1,725	116
Regions Financial Corp.	3,978	35
State Street Corp.	1,652	72
SunTrust Banks, Inc.	1,666	49
U.S. Bancorp	6,383	171
Wells Fargo & Co.	17,282	572
Zions Bancorporation	502	14
		2,594
Beverages (2.3%):
Brown-Forman Corp., Class B	363	21
Coca Cola Enterprises, Inc.	1,066	30
Coca-Cola Co.	7,689	411
Constellation Brands, Inc., Class A (b)	666	12
Dr Pepper Snapple Group, Inc.	848	28
Molson Coors Brewing Co.	528	23
PepsiCo, Inc.	5,451	355
		880
Biotechnology (1.1%):
Amgen, Inc. (b)	3,267	187
Biogen Idec, Inc. (b)	899	48
Genzyme Corp. (b)	888	47
Gilead Sciences, Inc. (b)	3,013	120
Life Technologies Corp. (b)	603	33
		435
Brokerage Services (0.4%):
Charles Schwab Corp.	3,261	63
Thermo Fisher Scientific, Inc. (b)	1,366	76
Waters Corp. (b)	312	22
		161
Building Materials (0.1%):
Masco Corp.	1,197	19
Vulcan Materials Co.	421	24
		43

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Building — Residential & Commercial (0.0%):
D.R. Horton, Inc.	923	$14
Casino Services (0.1%):
International Game Technology	989	21
Chemicals (1.6%):
Air Products & Chemicals, Inc.	708	54
Airgas, Inc.	276	18
CF Industries Holdings, Inc.	183	15
Dow Chemical Co.	3,837	118
E.I. du Pont de Nemours and Co.	3,015	120
Eastman Chemical Co.	243	16
FMC Corp.	242	16
Monsanto Co.	1,820	115
PPG Industries, Inc.	553	39
Praxair, Inc.	1,022	86
Sigma-Aldrich Corp.	406	24
		621
Coal (0.2%):
Consol Energy, Inc.	604	27
Massey Energy Co.	337	12
Peabody Energy Corp.	897	42
		81
Commercial Services (0.8%):
Cintas Corp.	439	12
Ecolab, Inc.	788	39
Fidelity National Information Services, Inc.	1,101	29
Iron Mountain, Inc.	604	15
Moody's Corp.	656	16
Paychex, Inc.	1,073	33
Quanta Services, Inc. (b)	701	14
SAIC, Inc. (b)	1,017	18
Visa, Inc., Class A	1,489	134
		310
Computers & Peripherals (6.9%):
Apple Computer, Inc. (b)	3,025	790
Cisco Systems, Inc. (b)	19,099	514
Computer Sciences Corp. (b)	512	27
Dell, Inc. (b)	5,744	93
EMC Corp. (b)	6,847	130
Hewlett-Packard Co.	7,853	408
International Business Machines Corp.	4,333	559
Lexmark International Group, Inc. (b)	261	10
NetApp, Inc. (b)	1,150	40
SanDisk Corp. (b)	763	30
Teradata Corp. (b)	556	16
Western Digital Corp. (b)	763	31
		2,648

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Products (0.6%):
Clorox Co.	468	$30
Colgate-Palmolive Co.	1,647	138
Fortune Brands, Inc.	507	27
Newell Rubbermaid, Inc.	927	16
		211
Containers & Packaging (0.2%):
Ball Corp.	314	17
Bemis, Inc.	364	11
Owens-Illinois, Inc. (b)	562	20
Pactiv Corp. (b)	441	11
Sealed Air Corp.	530	11
		70
Cosmetics & Toiletries (2.0%):
Avon Products, Inc.	1,426	46
Estee Lauder Cos., Class A	394	26
International Flavors & Fragrances, Inc.	264	13
Kimberly-Clark Corp.	1,389	85
Procter & Gamble Co.	9,689	603
		773
Cruise Lines (0.2%):
Carnival Corp.	1,448	60
Data Processing (0.1%):
The Dun & Bradstreet Corp.	170	13
Total System Services, Inc.	658	11
		24
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,466	87
Fastenal Co.	438	24
		111
E-Commerce & Services (0.5%):
Amazon.com, Inc. (b)	1,142	157
Monster Worldwide, Inc. (b)	419	7
Priceline.com, Inc. (b)	152	40
		204
Electrical Equipment (0.4%):
Emerson Electric Co.	2,510	131
W.W. Grainger, Inc.	205	23
		154
Electronics (2.3%):
Amphenol Corp., Class A	578	27
FLIR Systems, Inc. (b)	510	16
General Electric Co.	35,592	671
Johnson Controls, Inc.	2,241	75
L-3 Communications Holdings, Inc.	386	36

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Millipore Corp. (b)	187	$20
Molex, Inc.	452	10
PerkinElmer, Inc.	392	10
		865
Energy — Alternative Sources (0.1%):
First Solar, Inc. (b)	162	23
Engineering (0.1%):
Fluor Corp.	596	32
Jacobs Engineering Group, Inc. (b)	416	20
		52
Entertainment (0.6%):
The Walt Disney Co.	6,470	238
Environmental Control (0.3%):
Republic Services, Inc.	1,080	33
Stericycle, Inc. (b)	283	17
Waste Management, Inc.	1,618	56
		106
Financial Services (3.8%):
American Express Co.	3,992	184
Ameriprise Financial, Inc.	852	40
Capital One Financial Corp.	1,519	66
Citigroup, Inc. (b)	65,545	286
CME Group, Inc.	222	73
Discover Financial Services	1,813	28
E*TRADE Financial Corp. (b)	6,480	11
Equifax, Inc.	422	14
Federated Investors, Inc., Class B	295	7
Goldman Sachs Group, Inc.	1,755	255
H&R Block, Inc.	1,119	20
IntercontinentalExchange, Inc. (b)	246	29
Janus Capital Group, Inc.	613	9
Legg Mason, Inc.	542	17
Marsh & McLennan Cos., Inc.	1,775	43
MasterCard, Inc., Class A	322	80
Morgan Stanley	4,664	141
NYSE Euronext	871	28
SLM Corp. (b)	1,618	20
T. Rowe Price Group, Inc.	864	50
The Nasdaq OMX Group, Inc. (b)	494	10
Western Union Co.	2,278	42
		1,453
Food Distributors, Supermarkets & Wholesalers (0.4%):
Safeway, Inc.	1,297	31
SUPERVALU, Inc.	707	11
Sysco Corp.	1,977	62
The Kroger Co.	2,168	48
		152

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (1.5%):
Campbell Soup Co.	629	$23
ConAgra, Inc.	1,479	36
Dean Foods Co. (b)	605	10
General Mills, Inc.	1,099	78
H.J. Heinz Co.	1,055	49
Hershey Foods Corp.	555	26
Hormel Foods Corp.	232	10
J.M. Smucker Co.	397	24
Kellogg Co.	851	47
Kraft Foods, Inc., Class A	5,793	172
McCormick & Co., Inc.	441	17
Mead Johnson Nutrition Co., Class A	682	35
Sara Lee Corp.	2,326	33
Tyson Foods, Inc., Class A	1,018	20
		580
Forest Products & Paper (0.2%):
International Paper Co.	1,445	39
MeadWestvaco Corp.	571	15
Weyerhaeuser Co.	705	35
		89
Health Care (1.0%):
CareFusion Corp. (b)	591	16
Coventry Health Care, Inc. (b)	494	12
DaVita, Inc. (b)	344	21
DENTSPLY International, Inc.	491	18
Humana, Inc. (b)	568	26
McKesson Corp.	899	58
Medtronic, Inc.	3,685	161
WellPoint, Inc. (b)	1,481	80
		392
Heavy Machinery (0.6%):
Caterpillar, Inc.	2,084	142
Deere & Co.	1,414	84
		226
Home Builders (0.1%):
Lennar Corp., Class A	543	11
Pulte Group, Inc. (b)	1,058	14
		25
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,445	9
Hotels & Motels (0.2%):
Marriott International, Inc., Class A	849	31
Starwood Hotels & Resorts Worldwide, Inc.	623	34
Wynn Resorts Ltd.	230	20
		85

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Household Goods — Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	495	$12
Whirlpool Corp.	250	27
		39
Insurance (3.6%):
Aetna, Inc.	1,438	42
Aflac, Inc.	1,565	80
Allstate Corp.	1,790	58
American International Group, Inc. (b)	450	18
Aon Corp.	890	38
Assurant, Inc.	389	14
Berkshire Hathaway, Inc., Class B (b)	5,520	425
CIGNA Corp.	917	29
Cincinnati Financial Corp.	543	15
Genworth Financial, Inc., Class A (b)	1,631	27
Hartford Financial Services Group, Inc.	1,281	37
Lincoln National Corp.	1,008	31
Loews Corp.	1,184	44
MetLife, Inc.	2,732	125
Principal Financial Group	1,066	31
Progressive Corp.	2,240	45
Prudential Financial, Inc.	1,551	99
The Chubb Corp.	1,096	58
The Travelers Cos., Inc.	1,713	87
Torchmark Corp.	276	15
UnumProvident Corp.	1,109	27
XL Capital Ltd., Class A	1,141	20
		1,365
Internet Business Services (1.8%):
Akamai Technologies, Inc. (b)	574	22
eBay, Inc. (b)	3,770	90
Expedia, Inc.	705	17
Google, Inc., Class A (b)	806	423
Juniper Networks, Inc. (b)	1,753	50
McAfee, Inc. (b)	529	18
Symantec Corp. (b)	2,689	45
VeriSign, Inc. (b)	612	17
		682
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	3,970	66
Investment Companies (0.2%):
Franklin Resources, Inc.	495	57
Invesco Ltd.	1,430	33
		90
Lodging (0.0%):
Wyndham Worldwide Corp.	597	16

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Machine — Diversified (0.4%):
Cummins Engine, Inc.	672	$49
Dover Corp.	621	32
Flowserve Corp.	186	21
Rockwell Automation, Inc.	476	29
Roper Industries, Inc.	313	19
		150
Manufacturing — Diversified (0.3%):
Illinois Tool Works, Inc.	1,290	66
Leucadia National Corp. (b)	633	16
Parker Hannifin Corp.	536	37
		119
Manufacturing — Miscellaneous (0.9%):
3M Co.	2,374	210
Danaher Corp.	874	74
ITT Industries, Inc.	610	34
Pall Corp.	391	15
Textron, Inc.	909	21
		354
Media (1.0%):
Discovery Communications, Inc., Class A (b)	946	37
News Corp., Class A	7,517	116
Scripps Networks Interactive, Class A	299	13
Time Warner, Inc.	3,837	127
Viacom, Inc., Class B (b)	2,026	72
		365
Medical Services (0.9%):
Express Scripts, Inc. (b)	918	92
Laboratory Corp. of America Holdings (b)	349	27
Medco Health Solutions, Inc. (b)	1,548	91
Quest Diagnostics, Inc.	501	29
UnitedHealth Group, Inc.	3,861	117
		356
Medical Supplies (1.1%):
Baxter International, Inc.	2,010	95
Becton Dickinson & Co.	786	60
Boston Scientific Corp. (b)	5,042	35
C.R. Bard, Inc.	319	28
Intuitive Surgical, Inc. (b)	130	47
Patterson Cos., Inc.	311	10
St. Jude Medical, Inc. (b)	1,086	44
Stryker Corp.	943	54
Varian Medical Systems, Inc. (b)	413	23
Zimmer Holdings, Inc. (b)	710	43
		439

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mining (0.3%):
Cliffs Natural Resources, Inc.	451	$28
Newmont Mining Corp.	1,638	92
		120
Motorcycles (0.1%):
Harley-Davidson, Inc.	782	26
Newspapers (0.0%):
Gannett Co., Inc.	792	13
New York Times Co., Class A (b)	388	4
		17
Office Equipment & Supplies (0.4%):
Avery Dennison Corp.	374	15
Pitney Bowes, Inc.	692	18
Staples, Inc.	2,432	57
Xerox Corp.	4,510	49
		139
Oil & Gas Exploration — Production & Services (2.3%):
Anadarko Petroleum Corp.	1,643	102
Apache Corp.	1,123	114
Cabot Oil & Gas Corp.	346	13
Chesapeake Energy Corp.	2,174	52
Denbury Resources, Inc. (b)	1,319	25
Devon Energy Corp.	1,490	100
Diamond Offshore Drilling, Inc.	232	18
EOG Resources, Inc.	843	95
EQT Corp.	437	19
Helmerich & Payne, Inc.	353	14
Murphy Oil Corp.	638	38
Nabors Industries Ltd. (b)	950	21
Noble Energy, Inc.	582	45
ONEOK, Inc.	352	17
Pioneer Natural Resources Co.	385	25
Range Resources Corp.	531	25
Rowan Cos., Inc. (b)	380	11
Southwestern Energy Co. (b)	1,154	46
XTO Energy, Inc.	1,946	93
		873
Oil Companies — Integrated (6.0%):
Chevron Corp.	6,699	545
ConocoPhillips	4,960	294
Exxon Mobil Corp.	15,749	1,068
Hess Corp.	971	62
Marathon Oil Corp.	2,361	76
Occidental Petroleum Corp.	2,709	240
		2,285

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	390	$13
Tesoro Corp.	469	6
Valero Energy Corp.	1,884	39
		58
Oilfield Services & Equipment (1.6%):
Baker Hughes, Inc.	1,432	71
Cameron International Corp. (b)	815	32
FMC Technologies, Inc. (b)	407	28
Halliburton Co.	3,019	93
National-Oilwell Varco, Inc.	1,396	61
Schlumberger Ltd.	3,992	285
Smith International, Inc.	829	40
		610
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	307	24
Pharmaceuticals (6.0%):
Abbott Laboratories	5,179	265
Allergan, Inc.	1,026	65
AmerisourceBergen Corp.	942	29
Bristol-Myers Squibb Co.	5,718	145
Cardinal Health, Inc.	1,206	42
Celgene Corp. (b)	1,534	95
Cephalon, Inc. (b)	250	16
Eli Lilly & Co.	3,385	118
Forest Laboratories, Inc. (b)	1,009	28
Hospira, Inc. (b)	547	30
Johnson & Johnson	9,181	590
King Pharmaceuticals, Inc. (b)	829	8
Merck & Co., Inc.	10,392	364
Mylan Laboratories, Inc. (b)	1,023	23
Pfizer, Inc.	26,921	450
Watson Pharmaceuticals, Inc. (b)	356	15
		2,283
Photography (0.0%):
Eastman Kodak Co. (b)	896	5
Pipelines (0.4%):
El Paso Corp.	2,339	28
Questar Corp.	583	28
Spectra Energy Corp.	2,160	51
Williams Cos., Inc.	1,947	46
		153
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,436	109
Titanium Metals Corp. (b)	282	4
		113

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,053	$36
Meredith Corp.	122	4
R.R. Donnelley & Sons Co.	685	15
The Washington Post Co., Class B	20	10
		65
Radio & Television (0.7%):
Comcast Corp., Class A	9,466	187
Time Warner Cable, Inc., Class A	1,176	66
		253
Railroads (0.7%):
CSX Corp.	1,301	73
Norfolk Southern Corp.	1,233	73
Union Pacific Corp.	1,686	128
		274
Real Estate Investment Trusts (1.2%):
Apartment Investment & Management Co., Class A	391	9
AvalonBay Communities, Inc.	272	28
Boston Properties, Inc.	464	37
Equity Residential Properties Trust	940	42
HCP, Inc.	980	31
Health Care REIT, Inc.	413	19
Host Hotels & Resorts, Inc.	2,179	35
Kimco Realty Corp.	1,353	21
Plum Creek Timber Co., Inc.	543	22
ProLogis	1,582	21
Public Storage, Inc.	453	44
Simon Property Group, Inc.	967	86
Ventas, Inc.	523	25
Vornado Realty Trust	526	44
		464
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	902	16
Restaurants (1.1%):
Darden Restaurants, Inc.	466	21
McDonald's Corp.	3,589	253
Starbucks Corp.	2,480	65
Yum! Brands, Inc.	1,565	66
		405
Retail (0.4%):
Target Corp.	2,510	143
Retail — Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	293	13
Gap, Inc.	1,588	39
Limited Brands, Inc.	892	24

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	413	$23
Urban Outfitters, Inc. (b)	433	16
		115
Retail — Department Stores (0.4%):
J.C. Penney Co., Inc.	787	23
Kohl's Corp. (b)	1,023	56
Macy's, Inc.	1,404	32
Nordstrom, Inc.	551	23
Sears Holdings Corp. (b)	162	20
		154
Retail — Discount (1.2%):
Big Lots, Inc. (b)	276	11
Family Dollar Stores, Inc.	462	18
TJX Cos., Inc.	1,400	65
Wal-Mart Stores, Inc.	7,118	382
		476
Retail — Drug Stores (0.7%):
CVS Caremark Corp.	4,638	171
Walgreen Co.	3,286	116
		287
Retail — Food (0.1%):
Whole Foods Market, Inc. (b)	568	22
Retail — Specialty Stores (1.3%):
AutoZone, Inc. (b)	99	18
Bed Bath & Beyond, Inc. (b)	874	40
Best Buy Co., Inc.	1,143	52
GameStop Corp., Class A (b)	550	14
Lowe's Cos., Inc.	4,910	133
Office Depot, Inc. (b)	916	6
RadioShack Corp.	418	9
The Home Depot, Inc.	5,672	200
Tiffany & Co.	415	20
		492
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	808	11
Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,581	21
People's United Financial, Inc.	1,239	19
		40
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	429	24
DeVry, Inc.	207	13
		37
Semiconductors (2.4%):
Advanced Micro Devices, Inc. (b)	1,883	17
Altera Corp.	992	25

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Analog Devices, Inc.	993	$30
Applied Materials, Inc.	4,480	62
Broadcom Corp., Class A	1,438	50
Intel Corp.	18,427	421
JDS Uniphase Corp. (b)	746	10
KLA-Tencor Corp.	574	19
Linear Technology Corp.	746	22
LSI Logic Corp. (b)	2,190	13
MEMC Electronic Materials, Inc. (b)	758	10
Microchip Technology, Inc.	615	18
Micron Technology, Inc. (b)	2,838	26
National Semiconductor Corp.	793	12
Novellus Systems, Inc. (b)	320	8
NVIDIA Corp. (b)	1,851	29
QLogic Corp. (b)	380	7
Teradyne, Inc. (b)	591	7
Texas Instruments, Inc.	4,143	108
Xilinx, Inc.	923	24
		918
Software & Computer Services (4.1%):
Adobe Systems, Inc. (b)	1,748	59
Autodesk, Inc. (b)	766	26
Automatic Data Processing, Inc.	1,684	73
BMC Software, Inc. (b)	609	24
CA, Inc.	1,318	30
Citrix Systems, Inc. (b)	613	29
Cognizant Technology Solutions Corp., Class A (b)	993	51
Compuware Corp. (b)	759	7
Electronic Arts, Inc. (b)	1,090	21
Fiserv, Inc. (b)	508	26
Intuit, Inc. (b)	1,047	38
Microsoft Corp.	25,453	777
Novell, Inc. (b)	1,162	6
Oracle Corp.	13,039	337
Red Hat, Inc. (b)	629	19
Salesforce.com, Inc. (b)	367	31
		1,554
Staffing (0.0%):
Robert Half International, Inc.	496	14
Steel (0.4%):
AK Steel Holding Corp.	366	6
Allegheny Technologies, Inc.	328	17
Nucor Corp.	1,050	48
Precision Castparts Corp.	473	61
United States Steel Corp.	478	26
		158

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunications (0.1%):
Frontier Communications Corp.	1,042	$8
Qwest Communications International, Inc.	4,964	26
		34
Telecommunications — Services & Equipment (1.4%):
Agilent Technologies, Inc. (b)	1,164	42
American Tower Corp., Class A (b)	1,343	55
Corning, Inc.	5,200	100
Harris Corp.	436	22
Jabil Circuit, Inc.	644	10
MetroPCS Communications, Inc. (b)	871	7
Motorola, Inc. (b)	7,715	54
QUALCOMM, Inc.	5,606	217
Tellabs, Inc.	1,282	12
		519
Television (0.4%):
CBS Corp., Class B	2,258	37
The DIRECTV Group, Inc., Class A (b)	3,119	113
		150
Tobacco (1.4%):
Altria Group, Inc.	6,940	147
Lorillard, Inc.	516	41
Philip Morris International, Inc.	6,274	308
Reynolds American, Inc.	564	30
		526
Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	193	9
Stanley Black & Decker, Inc.	525	33
		42
Toys (0.1%):
Hasbro, Inc.	409	16
Mattel, Inc.	1,213	28
		44
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	556	33
Expeditors International of Washington, Inc.	708	29
FedEx Corp.	1,044	94
United Parcel Service, Inc., Class B	3,312	229
		385
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	178	8
Utilities — Electric (3.0%):
AES Corp. (b)	2,230	26
Allegheny Energy, Inc.	566	12
Ameren Corp.	790	21

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
American Electric Power Co.	1,595	$55
CenterPoint Energy, Inc.	1,310	19
CMS Energy Corp.	766	12
Consolidated Edison Co. of New York, Inc.	939	42
Constellation Energy Group, Inc.	671	24
Dominion Resources, Inc.	2,002	84
DTE Energy Co.	550	27
Duke Energy Corp.	4,368	73
Edison International	1,087	37
Entergy Corp.	631	51
Exelon Corp.	2,201	96
FirstEnergy Corp.	1,017	39
FPL Group, Inc.	1,379	72
Integrys Energy Group, Inc.	255	13
NiSource, Inc.	923	15
Northeast Utilities	585	16
NRG Energy, Inc. (b)	874	21
Pepco Holdings, Inc.	742	12
PG&E Corp.	1,239	54
Pinnacle West Capital Corp.	390	15
PPL Corp.	1,258	31
Progress Energy, Inc.	949	38
Public Service Enterprise Group, Inc.	1,688	54
SCANA Corp.	372	15
Southern Co.	2,737	95
TECO Energy, Inc.	713	12
Wisconsin Energy Corp.	390	20
Xcel Energy, Inc.	1,523	33
		1,134
Utilities — Natural Gas (0.1%):
NICOR, Inc.	151	7
Sempra Energy	824	40
		47
Utilities — Telecommunications (2.3%):
AT&T, Inc.	19,688	513
CenturyTel, Inc.	999	34
Sprint Nextel Corp. (b)	9,932	42
Verizon Communications, Inc.	9,459	273
Windstream Corp.	1,524	17
		879
Total Common Stocks (Cost $15,290)		35,753

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (0.0%)
SPDR Trust Series I	1	$—	(d)
Total Investment Companies (Cost $— (d))		—	(d)
Total Investments (Cost $17,584) — 99.5%		38,047
Other assets in excess of liabilities — 0.5%		204
NET ASSETS — 100.0%		$38,251

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Investment in affiliate and represents 0.0% of net assets.

(d)  Rounds to less than $1

REIT — Real Estate Investment Trust

	Number of Contracts	Value
Futures Contracts (6.2%):
S&P 500 Index, expiring June 18, 2010	8	2,367
Total Futures Contracts (Cost $2,322)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.2%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$14,812	$14,812
Total Commercial Paper (Amortized Cost $14,811)		14,812
Common Stocks (96.9%)
Aerospace/Defense (1.5%):
Raytheon Co.	118,000	6,879
Automotive Parts (2.3%):
Eaton Corp.	57,000	4,398
Genuine Parts Co. (b)	147,000	6,292
		10,690
Banks (3.8%):
City National Corp. (b)	116,000	7,224
Cullen/Frost Bankers, Inc. (b)	90,000	5,342
SunTrust Banks, Inc.	181,000	5,358
		17,924
Chemicals (1.4%):
PPG Industries, Inc.	93,000	6,544
Commercial Services (2.6%):
Choice Hotels International, Inc. (b)	162,000	5,882
Cintas Corp.	229,000	6,240
		12,122
Computers & Peripherals (1.2%):
CACI International, Inc., Class A (c)	116,000	5,502
Consumer Products (1.7%):
Clorox Co. (b)	123,000	7,958
Containers & Packaging (3.6%):
Owens-Illinois, Inc. (c)	136,000	4,820
Pactiv Corp. (c)	222,000	5,641
Sonoco Products Co.	194,000	6,427
		16,888
E-Commerce & Services (1.4%):
Monster Worldwide, Inc. (b) (c)	363,000	6,327
Electronics (2.0%):
Hubbell, Inc., Class B	87,000	4,043
Johnson Controls, Inc.	155,600	5,227
		9,270
Financial Services (1.3%):
Affiliated Managers Group, Inc. (b) (c)	72,000	6,061
Food Distributors, Supermarkets & Wholesalers (4.1%):
Hansen Natural Corp. (c)	132,000	5,818
Ralcorp Holdings, Inc. (c)	104,000	6,921
Safeway, Inc.	276,000	6,514
		19,253

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (1.9%):
ConAgra, Inc. (b)	146,000	$3,573
Corn Products International, Inc.	151,733	5,462
		9,035
Human Resources (0.9%):
Hewitt Associates, Inc., Class A (c)	99,000	4,058
Insurance (9.3%):
Alleghany Corp. (c)	23,665	7,032
Arch Capital Group Ltd. (b) (c)	84,000	6,349
Brown & Brown, Inc. (b)	421,000	8,479
Markel Corp. (b) (c)	12,500	4,785
StanCorp Financial Group, Inc.	76,000	3,417
The Chubb Corp.	134,000	7,085
W.R. Berkley Corp. (b)	232,000	6,264
		43,411
Internet Business Services (0.8%):
Symantec Corp. (c)	232,000	3,891
Investment Companies (1.1%):
Franklin Resources, Inc.	46,000	5,319
Machine — Diversified (3.7%):
Dover Corp. (b)	155,000	8,094
Kennametal, Inc.	174,000	5,718
Rockwell Automation, Inc. (b)	57,000	3,461
		17,273
Manufacturing — Diversified (6.3%):
Ingersoll-Rand PLC	162,000	5,991
Leucadia National Corp. (c)	272,000	6,884
Mohawk Industries, Inc. (b) (c)	120,000	7,649
Parker Hannifin Corp. (b)	65,500	4,531
Pentair, Inc. (b)	125,000	4,520
		29,575
Manufacturing — Miscellaneous (1.6%):
ITT Industries, Inc. (b)	134,000	7,446
Medical Supplies (1.2%):
Zimmer Holdings, Inc. (b) (c)	94,000	5,726
Oil & Gas Exploration — Production & Services (6.3%):
Cimarex Energy Co.	91,000	6,195
Devon Energy Corp.	76,000	5,117
Forest Oil Corp. (b) (c)	250,000	7,325
Helmerich & Payne, Inc. (b)	148,000	6,012
Patterson-UTI Energy, Inc. (b)	319,000	4,878
		29,527
Oil Companies — Integrated (0.9%):
Occidental Petroleum Corp.	47,000	4,167

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oil Marketing & Refining (1.4%):
Valero Energy Corp.	310,000	$6,445
Paint, Varnishes & Enamels (1.3%):
The Sherwin-Williams Co. (b)	75,000	5,855
Pharmaceuticals (1.5%):
Pharmaceutical Product Development, Inc. (b)	251,000	6,903
Pipelines (1.4%):
National Fuel Gas Co.	129,000	6,711
Real Estate Investment Trusts (4.8%):
Alexandria Real Estate Equities, Inc. (b)	79,000	5,594
Hospitality Properties Trust (b)	242,000	6,411
Nationwide Health Properties, Inc.	201,000	7,039
Regency Centers Corp. (b)	78,000	3,202
		22,246
Restaurants (2.5%):
Burger King Holdings, Inc. (b)	295,000	6,225
Darden Restaurants, Inc.	124,000	5,549
		11,774
Retail — Department Stores (1.4%):
Kohl's Corp. (c)	121,000	6,654
Retail — Discount (1.2%):
BJ's Wholesale Club, Inc. (b) (c)	142,000	5,436
Retail — Specialty Stores (1.3%):
PetSmart, Inc.	188,000	6,217
Semiconductors (5.2%):
Analog Devices, Inc.	145,000	4,340
Intersil Corp., Class A (b)	402,349	5,987
KLA-Tencor Corp. (b)	123,000	4,189
Lam Research Corp. (b) (c)	118,000	4,785
Novellus Systems, Inc. (b) (c)	195,000	5,109
		24,410
Software & Computer Services (1.0%):
DST Systems, Inc. (b)	104,000	4,415
Staffing (0.6%):
Robert Half International, Inc. (b)	108,000	2,957
Steel (1.3%):
Allegheny Technologies, Inc. (b)	111,000	5,935
Telecommunications — Services & Equipment (0.7%):
CommScope, Inc. (c)	97,000	3,160
Toys (0.9%):
Hasbro, Inc.	111,000	4,258
Transportation Services (1.2%):
Con-way, Inc. (b)	147,500	5,729

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities — Electric (4.5%):
Alliant Energy Corp. (b)	201,000	$6,874
Hawaiian Electric Industries, Inc.	295,000	6,888
Xcel Energy, Inc. (b)	324,000	7,047
		20,809
Utilities — Natural Gas (3.8%):
Energen Corp.	143,000	6,988
Sempra Energy	101,000	4,967
WGL Holdings, Inc. (b)	163,000	5,826
		17,781
Total Common Stocks (Cost $357,950)		452,541
Short-Term Securities Held as Collateral for Securities Lending (23.7%)
Pool of various securities for Victory Funds	$111,115	110,955
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $111,115)		110,955
Total Investments (Cost $483,876) — 123.8%		578,308
Liabilities in excess of other assets — (23.8)%		(111,011)
NET ASSETS — 100.0%		$467,297

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

		Value Fund		Stock Index Fund		Established Value Fund
ASSETS:
Investments, at value (Cost $143,558, $17,584, $483,876) (a)		$165,235		$38,047		$578,308
Cash		50		53		50
Cash held as collateral for futures		—		180		—
Interest and dividends receivable		195		36		442
Receivable for capital shares issued		260		21		4,720
Receivable for investments sold		2,856		—		5,797
Receivable from Adviser		2		—	(b)	2
Prepaid expenses		29		15		35
Total Assets		168,627		38,352		589,354
LIABILITIES:
Payable for investments purchased		3,638		8		9,373
Payable for capital shares redeemed		—	(b)	22		1,139
Payable for return of collateral received		19,314		—		111,115
Payable for variation margin on futures contracts		—		44		—
Accrued expenses and other payables:
Investment advisory fees		91		8		192
Administration fees		12		4		36
Custodian fees		2		—	(b)	5
Transfer agent fees		6		7		14
Trustee fees		—	(b)	—	(b)	1
Shareholder servicing fees		6		6		42
12	b-1 fees	1		—		96
Other accrued expenses		15		2		44
Total Liabilities		23,085		101		122,057
NET ASSETS:
Capital		174,490		59,003		343,758
Undistributed net investment income		81		29		110
Accumulated net realized gains (losses) from investments and futures		(50,706)		(41,289)		28,997
Net unrealized appreciation on investments and futures		21,677		20,508		94,432
Net Assets		$145,542		$38,251		$467,297
Net Assets
Class A Shares		$27,430		$23,646		$229,790
Class C Shares		656		—		—
Class R Shares		2,189		14,605		236,620
Class I Shares		115,267		—		887
Total		$145,542		$38,251		$467,297
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares		2,478		1,310		8,967
Class C Shares		60		—		—
Class R Shares		199		810		9,301
Class I Shares		10,452		—		35
Total		13,189		2,120		18,303
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares		$11.07		$18.05		$25.63
Class C Shares (d)		$10.90		—		—
Class R Shares		$11.02		$18.04		$25.44
Class I Shares		$11.03		—		$25.62
Maximum sales charge — Class A Shares		5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share —
Class A Shares		$11.75		$19.15		$27.19

(a)  Value Fund and Established Value Fund include securities on loan of $18,290 and $105,848, respectively.

(b)  Rounds to less than $1.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Value Fund		Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$2		$1	$16
Dividend income	1,346		353	3,253
Income from securities lending, net	11		—	43
Total Income	1,359		354	3,312
Expenses:
Investment advisory fees	524		46	1,026
Administration fees	70		24	190
Shareholder servicing fees — Class A Shares	36		17	223
Shareholder servicing fees — Class R Shares	—		18	—
12b-1 fees — Class C Shares	4		—	—
12b-1 fees — Class R Shares	5		—	527
Custodian fees	12		11	27
Transfer agent fees	13		3	36
Transfer agent fees — Class A Shares	4		1	94
Transfer agent fees — Class C Shares	—	(a)	—	—
Transfer agent fees — Class R Shares	1		5	53
Transfer agent fees — Class I Shares	3		—	—
Trustees' fees	6		2	16
Legal and audit fees	8		2	21
State registration and filing fees	24		14	17
Other expenses	8		6	29
Total Expenses	718		149	2,259
Expenses waived/reimbursed by Adviser	(13)		(5)	(2)
Net Expenses	705		144	2,257
Net Investment Income	654		210	1,055
Realized/Unrealized Gains from Investment Transactions and Futures:
Net realized gains from investment transactions	8,988		1,660	29,123
Net realized gains from futures transactions	—		299	—
Change in unrealized appreciation/depreciation on investments and futures	10,454		3,073	41,912
Net realized/unrealized gains from investments and futures	19,442		5,032	71,035
Change in net assets resulting from operations	$20,096		$5,242	$72,090

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$654	$2,214	$210	$565	$1,055	$1,831
Net realized gains (losses) from investment transactions	8,988	(35,409)	1,660	2,471	29,123	8,592
Net realized gains (losses) from futures	—	—	299	(500)	—	—
Change in unrealized appreciation/depreciation on investments and futures	10,454	43,912	3,073	403	41,912	44,237
Change in net assets resulting from operations	20,096	10,717	5,242	2,939	72,090	54,660
Distributions to Shareholders:
From net investment income:
Class A Shares	(107)	(439)	(144)	(397)	(514)	(688)
Class C Shares	— (a)	(8)	—	—	—	—
Class R Shares	(4)	(29)	(79)	(184)	(458)	(1,252)
Class I Shares	(563)	(1,816)	—	—	(2)	—
From net realized gains:
Class A Shares	—	—	—	—	(2,486)	—
Class R Shares	—	—	—	—	(3,299)	—
Change in net assets resulting from distributions to shareholders	(674)	(2,292)	(223)	(581)	(6,759)	(1,940)
Change in net assets from capital transactions	(6,994)	(6,629)	(3,448)	(6,269)	75,071	52,150
Change in net assets	12,428	1,796	1,571	(3,911)	140,402	104,870
Net Assets:
Beginning of period	133,114	131,318	36,680	40,591	326,895	222,025
End of period	$145,542	$133,114	$38,251	$36,680	$467,297	$326,895
Undistributed net investment income	$81	$101	$29	$42	$110	$29

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,855	$5,276	$3,331	$3,808	$87,172	$99,544
Dividends reinvested	103	424	137	384	2,524	579
Cost of shares redeemed	(7,476)	(7,188)	(5,706)	(10,537)	(28,279)	(36,775)
Total Class A Shares	$(5,518)	$(1,488)	$(2,238)	$(6,345)	$61,417	$63,348
Class C Shares
Proceeds from shares issued	$31	$312	—	—	—	—
Dividends reinvested	— (a)	5	—	—	—	—
Cost of shares redeemed	(263)	(406)	—	—	—	—
Total Class C Shares	$(232)	$(89)	—	—	—	—
Class R Shares
Proceeds from shares issued	$103	$589	$1,876	$5,241	$29,410	$29,801
Dividends reinvested	4	27	78	181	3,405	1,156
Cost of shares redeemed	(345)	(824)	(3,164)	(5,346)	(19,981)	(42,155)
Total Class R Shares	$(238)	$(208)	$(1,210)	$76	$12,834	$(11,198)
Class I Shares
Proceeds from shares issued	$4,090	$6,958	—	—	$818	—
Dividends reinvested	563	1,816	—	—	2	—
Cost of shares redeemed	(5,659)	(13,618)	—	—	—	—
Total Class I Shares	$(1,006)	$(4,844)	—	—	$820	—
Change in net assets from capital transactions	$(6,994)	$(6,629)	$(3,448)	$(6,269)	$75,071	$52,150
Share Transactions:
Class A Shares
Issued	175	635	191	283	3,671	5,232
Reinvested	10	53	8	29	108	33
Redeemed	(723)	(879)	(336)	(788)	(1,191)	(2,054)
Total Class A Shares	(538)	(191)	(137)	(476)	2,588	3,211
Class C Shares
Issued	4	39	—	—	—	—
Reinvested	— (b)	1	—	—	—	—
Redeemed	(27)	(51)	—	—	—	—
Total Class C Shares	(23)	(11)	—	—	—	—
Class R Shares
Issued	10	70	109	378	1,254	1,614
Reinvested	— (b)	3	5	14	146	67
Redeemed	(32)	(98)	(188)	(398)	(852)	(2,234)
Total Class R Shares	(22)	(25)	(74)	(6)	548	(553)
Class I Shares
Issued	384	855	—	—	35	—
Reinvested	53	226	—	—	—	—
Redeemed	(541)	(1,674)	—	—	—	—
Total Class I Shares	(104)	(593)	—	—	35	—
Change in shares	(687)	(820)	(211)	(482)	3,171	2,658

(a)  Rounds to less than $1.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.62	$8.96	$16.12	$16.43		$13.62	$12.85
Investment Activities:
Net investment income	0.04	0.14	0.16	0.23		0.07	0.12
Net realized and unrealized gains (losses) on investments	1.45	0.66	(5.68)	1.89		2.81	0.78
Total from Investment Activities	1.49	0.80	(5.52)	2.12		2.88	0.90
Distributions:
Net investment income	(0.04)	(0.14)	(0.16)	(0.10)		(0.07)	(0.13)
Net realized gains from investments	—	—	(1.48)	(2.33)		—	—
Total Distributions	(0.04)	(0.14)	(1.64)	(2.43)		(0.07)	(0.13)
Net Asset Value, End of Period	$11.07	$9.62	$8.96	$16.12		$16.43	$13.62
Total Return (excludes sales charge) (a)	15.50%	9.25%	(37.68)%	14.77	%(b)	21.22%	7.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,430	$29,024	$28,744	$46,436		$219,428	$199,406
Ratio of net expenses to average net assets (c)	1.24%	1.25%	1.22%	1.19%		1.22%	1.26%
Ratio of net investment income to average net assets (c)	0.71%	1.63%	1.31%	0.84%		0.48%	0.91%
Ratio of gross expenses to average net assets (c) (d)	1.24%	1.25%	1.22%	1.19%		1.22%	1.29%
Ratio of net investment income to average net assets (c) (d)	0.71%	1.63%	1.31%	0.84%		0.48%	0.88%
Portfolio turnover (e)	59%	96%	140%	104%		104%	110%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.48	$8.84	$15.93	$16.30		$13.56	$12.83
Investment Activities:
Net investment income (loss)	(0.01)	0.07	0.06	—	(a)	(0.05)	0.02
Net realized and unrealized gains (losses) on investments	1.43	0.65	(5.60)	1.98		2.79	0.78
Total from Investment Activities	1.42	0.72	(5.54)	1.98		2.74	0.80
Distributions:
Net investment income	— (a)	(0.08)	(0.07)	(0.02)		—	(0.07)
Net realized gains from investments	— (a)	—	(1.48)	(2.33)		—	—
Total Distributions	—	(0.08)	(1.55)	(2.35)		—	(0.07)
Net Asset Value, End of Period	$10.90	$9.48	$8.84	$15.93		$16.30	$13.56
Total Return (excludes contingent deferred sales charge) (b)	15.02%	8.40%	(38.14)%	13.86	%(c)	20.21%	6.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$656	$785	$832	$727		$982	$792
Ratio of net expenses to average net assets (d)	2.00%	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment income (loss) to average net assets (d)	(0.04)%	0.89%	0.53%	(0.03)%		(0.32)%	(0.08)%
Ratio of gross expenses to average net assets (d) (e)	3.43%	3.04%	3.48%	3.25%		2.77%	3.39%
Ratio of net investment income (loss) to average net assets (d) (e)	(1.47)%	(0.15)%	(0.95)%	(1.27)%		(1.09)%	1.47%
Portfolio turnover (f)	59%	96%	140%	104%		104%	110%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$9.58	$8.92	$16.05	$16.41		$13.60	$12.83
Investment Activities:
Net investment income	0.02	0.11	0.12	0.06		0.02	0.08
Net realized and unrealized gains (losses) on investments	1.44	0.66	(5.66)	1.98		2.81	0.77
Total from Investment Activities	1.46	0.77	(5.54)	2.04		2.83	0.85
Distributions:
Net investment income	(0.02)	(0.11)	(0.11)	(0.07)		(0.02)	(0.08)
Net realized gains from investments	—	—	(1.48)	(2.33)		—	—
Total Distributions	(0.02)	(0.11)	(1.59)	(2.40)		(0.02)	(0.08)
Net Asset Value, End of Period	$11.02	$9.58	$8.92	$16.05		$16.41	$13.60
Total Return (a)	15.27%	8.91%	(37.91)%	14.21	%(b)	20.80%	6.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,189	$2,122	$2,190	$4,204		$4,465	$5,036
Ratio of net expenses to average net assets (c)	1.60%	1.60%	1.60%	1.60%		1.59%	1.60%
Ratio of net investment income to average net assets (c)	0.35%	1.30%	0.93%	0.40%		0.12%	0.64%
Ratio of gross expenses to average net assets (c) (d)	1.94%	1.90%	1.81%	1.75%		1.77%	1.78%
Ratio of net investment income to average net assets (c) (d)	0.01%	1.00%	0.72%	0.24%		(0.06)%	0.46%
Portfolio turnover (e)	59%	96%	140%	104%		104%	110%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.58	$8.93	$16.07	$15.32
Investment Activities:
Net investment income	0.05	0.17	0.20	0.02
Net realized and unrealized gains (losses) on investments	1.45	0.65	(5.66)	0.79
Total from Investment Activities	1.50	0.82	(5.46)	0.81
Distributions:
Net investment income	(0.05)	(0.17)	(0.20)	(0.06)
Net realized gains from investments	—	—	(1.48)	—
Total Distributions	(0.05)	(0.17)	(1.68)	(0.06)
Net Asset Value, End of Period	$11.03	$9.58	$8.93	$16.07
Total Return (b)	15.72%	9.53%	(37.48)%	5.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$115,267	$101,183	$99,552	$178,599
Ratio of net expenses to average net assets (c)	0.93%	0.93%	0.93%	0.91%
Ratio of net investment income to average net assets (c)	1.01%	1.94%	1.59%	0.90%
Ratio of gross expenses to average net assets (c) (d)	0.94%	0.95%	0.93%	0.91%
Ratio of net investment income to average net assets (c) (d)	1.00%	1.92%	1.59%	0.90%
Portfolio turnover (e)	59%	96%	140%	104%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicted.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$15.74	$14.43	$23.08	$20.47		$17.85	$16.78
Investment Activities:
Net investment income	0.11	0.24	0.30	0.31		0.25	0.27
Net realized and unrealized gains (losses) on investments	2.31	1.31	(8.65)	2.63		2.62	1.07
Total from Investment Activities	2.42	1.55	(8.35)	2.94		2.87	1.34
Distributions:
Net investment income	(0.11)	(0.24)	(0.30)	(0.33)		(0.25)	(0.27)
Total Distributions	(0.11)	(0.24)	(0.30)	(0.33)		(0.25)	(0.27)
Net Asset Value, End of Period	$18.05	$15.74	$14.43	$23.08		$20.47	$17.85
Total Return (excludes sales charge) (a)	15.40%	11.07%	(36.53)%	14.46	%(b)	16.17%	7.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,646	$22,781	$27,759	$50,880		$60,631	$73,971
Ratio of net expenses to average net assets (c)	0.70%	0.70%	0.70%	0.66%		0.70%	0.70%
Ratio of net investment income to average net assets (c)	1.21%	1.73%	1.51%	1.43%		1.29%	1.48%
Ratio of gross expenses to average net assets (c) (d)	0.73%	0.80%	0.74%	0.66%		0.85%	0.85%
Ratio of net investment income to average net assets (c) (d)	1.18%	1.63%	1.47%	1.43%		1.14%	1.33%
Portfolio turnover (e)	4%	12%	4%	12%		5%	8%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$15.73	$14.42	$23.06	$20.45		$17.83	$16.77
Investment Activities:
Net investment income	0.09	0.20	0.26	0.28		0.21	0.22
Net realized and unrealized gains (losses) on investments	2.32	1.32	(8.64)	2.62		2.62	1.07
Total from Investment Activities	2.41	1.52	(8.38)	2.90		2.83	1.29
Distributions:
Net investment income	(0.10)	(0.21)	(0.26)	(0.29)		(0.21)	(0.23)
Total Distributions	(0.10)	(0.21)	(0.26)	(0.29)		(0.21)	(0.23)
Net Asset Value, End of Period	$18.04	$15.73	$14.42	$23.06		$20.45	$17.83
Total Return (a)	15.32%	10.86%	(36.65)%	14.28	%(b)	15.96%	7.71%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,605	$13,899	$12,832	$20,658		$20,230	$17,456
Ratio of net expenses to average net assets (c)	0.90%	0.89%	0.90%	0.81%		0.89%	0.90%
Ratio of net investment income to average net assets (c)	1.01%	1.50%	1.31%	1.27%		1.08%	1.23%
Ratio of gross expenses to average net assets (c) (d)	0.92%	1.00%	0.93%	0.81%		1.10%	1.17%
Ratio of net investment income to average net assets (c) (d)	0.99%	1.39%	1.28%	1.27%		0.87%	0.96%
Portfolio turnover (e)	4%	12%	4%	12%		5%	8%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$21.69	$17.90	$29.70	$30.50		$29.31	$27.91
Investment Activities:
Net investment income	0.08	0.14	0.12	0.09		0.14	0.04
Net realized and unrealized gains (losses) on investments	4.30	3.81	(8.61)	4.41		4.24	4.32
Total from Investment Activities	4.38	3.95	(8.49)	4.50		4.38	4.36
Distributions:
Net investment income	(0.07)	(0.16)	(0.12)	(0.10)		(0.17)	(0.05)
Net realized gains from investments	(0.37)	—	(3.19)	(5.20)		(3.02)	(2.91)
Total Distributions	(0.44)	(0.16)	(3.31)	(5.30)		(3.19)	(2.96)
Net Asset Value, End of Period	$25.63	$21.69	$17.90	$29.70		$30.50	$29.31
Total Return (excludes sales charge) (a)	20.39%	22.31%	(31.79)%	17.34	%(b)	16.49%	16.92%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$229,790	$138,373	$56,715	$12,129		$11,146	$7,112
Ratio of net expenses to average net assets (c)	1.05%	1.24%	1.12%	1.13%		1.23%	1.21%
Ratio of net investment income to average net assets (c)	0.63%	0.73%	0.57%	0.33%		0.49%	0.36%
Ratio of gross expenses to average net assets (c) (d)	1.05%	1.24%	1.12%	1.13%		1.23%	1.27%
Ratio of net investment income to average net assets (c) (d)	0.63%	0.73%	0.57%	0.33%		0.49%	0.30%
Portfolio turnover (e)	36%	61%	75%	35%		49%	22%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$21.54	$17.77	$29.49	$30.33		$29.15	$27.80
Investment Activities:
Net investment income	0.05	0.14	0.08	0.05		0.12	0.02
Net realized and unrealized gains (losses) on investments	4.27	3.77	(8.54)	4.38		4.21	4.27
Total from Investment Activities	4.32	3.91	(8.46)	4.43		4.33	4.29
Distributions:
Net investment income	(0.05)	(0.14)	(0.07)	(0.07)		(0.13)	(0.03)
Net realized gains from investments	(0.37)	—	(3.19)	(5.20)		(3.02)	(2.91)
Total Distributions	(0.42)	(0.14)	(3.26)	(5.27)		(3.15)	(2.94)
Net Asset Value, End of Period	$25.44	$21.54	$17.77	$29.49		$30.33	$29.15
Total Return (a)	20.26%	22.19%	(31.90)%	17.17	%(b)	16.41%	16.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$236,620	$188,522	$165,310	$279,117		$278,132	$280,125
Ratio of net expenses to average net assets (c)	1.24%	1.31%	1.29%	1.27%		1.32%	1.36%
Ratio of net investment income to average net assets (c)	0.45%	0.73%	0.33%	0.19%		0.43%	0.09%
Ratio of gross expenses to average net assets (c) (d)	1.24%	1.31%	1.29%	1.27%		1.32%	1.40%
Ratio of net investment income to average net assets (c) (d)	0.45%	0.73%	0.33%	0.19%		0.43%	0.05%
Portfolio turnover (e)	36%	61%	75%	35%		49%	22%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Established Value Fund
Class I Shares
Period Ended April 30, 2010(a)
(Unaudited)
Net Asset Value, Beginning of Period	$23.78
Investment Activities:
Net investment income	0.02
Net realized and unrealized gains on investments	1.87
Total from Investment Activities	1.89
Distributions:
Net investment income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$25.62
Total Return (b)	8.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$887
Ratio of net expenses to average net assets (c)	0.93%
Ratio of net investment income to average net assets (c)	0.60%
Ratio of gross expenses to average net assets (c) (d)	2.16%
Ratio of net investment income to average net assets (c) (d)	(0.63)%
Portfolio turnover (e)	36%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.8%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$22,335	$22,335
Total Commercial Paper (Amortized Cost $22,335)		22,335
Common Stocks (97.1%)
Aerospace/Defense (0.9%):
Alliant Techsystems, Inc. (b) (c)	141,300	11,433
Airlines (0.9%):
Southwest Airlines Co.	862,000	11,361
Automotive Parts (3.7%):
BorgWarner, Inc. (b)	680,000	29,471
Eaton Corp.	215,900	16,659
		46,130
Banks (2.8%):
Comerica, Inc. (c)	681,300	28,615
Marshall & Ilsley Corp.	700,000	6,370
		34,985
Brokerage Services (1.2%):
Waters Corp. (b) (c)	201,000	14,470
Building Materials (3.4%):
Lennox International, Inc.	208,000	9,414
Martin Marietta Materials, Inc.	172,100	16,501
Owens Corning, Inc. (b) (c)	462,000	16,068
		41,983
Chemicals (1.8%):
PPG Industries, Inc. (c)	313,500	22,061
Coal (1.1%):
Arch Coal, Inc. (c)	493,500	13,325
Commercial Services (1.2%):
Cintas Corp. (c)	253,500	6,908
Moody's Corp. (c)	326,000	8,059
		14,967
Computers & Peripherals (1.5%):
Brocade Communications Systems, Inc. (b)	2,898,200	18,809
Consumer Products (1.1%):
Church & Dwight Co., Inc.	194,950	13,500
Containers & Packaging (1.9%):
Owens-Illinois, Inc. (b)	679,500	24,082
Cosmetics & Toiletries (0.5%):
Avon Products, Inc.	205,633	6,648
Electrical Equipment (2.9%):
American Superconductor Corp. (b)	423,100	12,346
AMETEK, Inc.	558,400	24,151
		36,497

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Engineering (2.2%):
URS Corp. (b)	535,800	$27,513
Entertainment (0.8%):
Penn National Gaming, Inc. (b)	314,500	9,737
Financial Services (5.3%):
Ameriprise Financial, Inc.	289,000	13,398
Equifax, Inc. (c)	252,500	8,484
H&R Block, Inc. (c)	722,734	13,233
Jefferies Group, Inc. (c)	387,700	10,553
TD AMERITRADE Holding Corp. (b) (c)	980,000	19,620
		65,288
Food Processing & Packaging (1.9%):
J.M. Smucker Co. (c)	380,750	23,252
Home Builders (1.2%):
Pulte Group, Inc. (b)	1,180,000	15,446
Hotels & Motels (1.2%):
Starwood Hotels & Resorts Worldwide, Inc. (c)	275,000	14,990
Insurance (2.3%):
Lincoln National Corp. (c)	560,499	17,146
StanCorp Financial Group, Inc.	245,000	11,015
		28,161
Internet Business Services (3.1%):
Equinix, Inc. (b) (c)	90,783	9,137
McAfee, Inc. (b)	419,000	14,560
Symantec Corp. (b)	898,000	15,060
		38,757
Investment Companies (1.4%):
Invesco Ltd.	750,800	17,261
Machine — Diversified (1.6%):
Roper Industries, Inc. (c)	325,000	19,832
Manufacturing — Diversified (1.6%):
Tyco International Ltd.	500,300	19,407
Media (1.5%):
Discovery Communications, Inc., Class A (b)	490,000	18,963
Medical Supplies (1.4%):
Patterson Cos., Inc. (c)	556,300	17,796
Medical — Information Systems (0.9%):
Cerner Corp. (b)	130,200	11,055
Mining (1.7%):
Agnico-Eagle Mines Ltd. (c)	177,700	11,224
Cliffs Natural Resources, Inc.	161,000	10,067
		21,291

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oil & Gas Exploration — Production & Services (7.0%):
Cimarex Energy Co.	203,000	$13,820
ENSCO International PLC, Sponsored ADR	355,250	16,761
Newfield Exploration Co. (b)	352,200	20,494
Noble Energy, Inc. (c)	233,700	17,855
Ultra Petroleum Corp. (b)	386,500	18,463
		87,393
Oilfield Services & Equipment (1.4%):
Cameron International Corp. (b)	428,000	16,889
Pharmaceuticals (3.5%):
AmerisourceBergen Corp. (c)	864,000	26,654
Forest Laboratories, Inc. (b)	618,000	16,847
		43,501
Real Estate Investment Trusts (4.2%):
Corporate Office Property Trust (c)	385,950	15,612
Digital Realty Trust, Inc.	319,200	18,737
HCP, Inc. (c)	569,000	18,276
		52,625
Restaurants (0.5%):
Panera Bread Co., Class A (b) (c)	87,300	6,804
Retail — Apparel/Shoe (0.4%):
Abercrombie & Fitch Co., Class A	123,500	5,401
Retail — Department Stores (2.0%):
Kohl's Corp. (b) (c)	220,000	12,098
Nordstrom, Inc. (c)	310,500	12,833
		24,931
Retail — Specialty Stores (3.2%):
Bed Bath & Beyond, Inc. (b) (c)	398,179	18,300
Dick's Sporting Goods, Inc. (b) (c)	746,618	21,734
		40,034
Savings & Loans (2.2%):
New York Community Bancorp, Inc.	1,665,000	27,423
Semiconductors (5.9%):
Altera Corp. (c)	738,400	18,726
Cypress Semiconductor Corp. (b) (c)	856,750	11,043
Maxim Integrated Products, Inc. (c)	908,500	17,643
Micron Technology, Inc. (b) (c)	1,571,000	14,689
Microsemi Corp. (b) (c)	657,301	10,885
		72,986
Staffing (1.0%):
Robert Half International, Inc. (c)	453,500	12,417
Steel (1.0%):
AK Steel Holding Corp. (c)	769,100	12,882

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Telecommunications (1.0%):
Ciena Corp. (b) (c)	676,000	$12,499
Telecommunications — Cellular (0.8%):
NII Holdings, Inc. (b) (c)	241,300	10,236
Telecommunications — Services & Equipment (3.1%):
Harris Corp. (c)	529,800	27,274
MasTec, Inc. (b)	854,900	10,695
		37,969
Toys (2.0%):
Hasbro, Inc.	645,000	24,742
Utilities — Electric (4.0%):
MDU Resources Group, Inc.	743,175	15,755
NRG Energy, Inc. (b)	730,500	17,656
Wisconsin Energy Corp.	303,000	15,911
		49,322
Utilities — Natural Gas (0.9%):
Southern Union Co.	427,700	11,176
Total Common Stocks (Cost $903,056)		1,208,230
Exchange Traded Funds (1.1%)
iShares Russell Midcap Index Fund (c)	135,200	12,530
Total Exchange Traded Funds (Amortized Cost $12,121)		12,530
Short-Term Securities Held as Collateral for Securities Lending (17.1%)
Pool of various securities for Victory Funds	$213,588	213,282
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $213,588)		213,282
Total Investments (Cost $1,151,100) — 117.1%		1,456,377
Liabilities in excess of other assets — (17.1)%		(212,150)
NET ASSETS — 100.0%		$1,244,227

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.3%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$40,839	$40,838
Total Commercial Paper (Amortized Cost $40,838)		40,838
Common Stocks (91.9%)
Automotive (0.9%):
Rush Enterprises, Inc., Class A (b) (c)	296,000	4,801
Automotive Parts (0.5%):
Commercial Vehicle Group, Inc. (b)	307,300	2,883
Banks (6.4%):
First Midwest Bancorp, Inc. (c)	243,900	3,707
First Niagara Financial Group, Inc.	522,000	7,256
IBERIABANK Corp.	77,750	4,792
Independent Bank Corp. (c)	206,500	5,357
PacWest Bancorp (c)	253,000	6,074
Prosperity Bancshares, Inc. (c)	114,000	4,471
Umpqua Holdings Corp. (c)	274,000	4,094
		35,751
Building Materials (1.6%):
Sterling Construction Co., Inc. (b)	268,000	4,690
Texas Industries, Inc. (c)	112,000	4,238
		8,928
Chemicals (3.6%):
A. Schulman, Inc. (c)	207,176	5,389
Innophos Holdings, Inc.	106,500	3,034
Olin Corp. (c)	284,000	5,964
Sensient Technologies Corp.	180,000	5,675
		20,062
Commercial Services (7.0%):
Checkpoint Systems, Inc. (b)	175,576	3,966
Comfort Systems USA, Inc. (c)	415,000	5,843
Diebold, Inc. (c)	171,000	5,361
Fair Isaac Corp. (c)	222,000	4,675
G & K Services, Inc., Class A (c)	153,000	4,206
Rent-A-Center, Inc. (b)	145,000	3,744
Steiner Leisure Ltd. (b) (c)	151,000	7,077
Viad Corp.	180,025	4,213
		39,085
Computers & Peripherals (2.8%):
CACI International, Inc., Class A (b)	108,000	5,122
Electronics for Imaging, Inc. (b)	334,000	4,292
MTS Systems Corp. (c)	207,589	6,201
		15,615
E-Commerce & Services (0.8%):
Monster Worldwide, Inc. (b) (c)	261,000	4,549

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electrical Components & Equipment (2.0%):
Anixter International, Inc. (b) (c)	113,000	$5,921
Thomas & Betts Corp. (b)	123,000	5,159
		11,080
Electrical Equipment (0.6%):
Regal-Beloit Corp. (c)	54,000	3,417
Electronics (0.7%):
Benchmark Electronics, Inc. (b) (c)	192,000	4,155
Engineering (0.9%):
EMCOR Group, Inc. (b)	187,000	5,341
Entertainment (0.9%):
Callaway Golf Co. (c)	516,000	4,845
Financial Services (1.1%):
Affiliated Managers Group, Inc. (b) (c)	75,000	6,314
Food Processing & Packaging (2.3%):
Corn Products International, Inc.	142,687	5,137
Pilgrim's Pride Corp. (b)	309,000	3,603
Spartan Stores, Inc. (c)	261,000	3,938
		12,678
Health Care (1.5%):
Greatbatch, Inc. (b)	162,000	3,619
Symmetry Medical, Inc. (b)	402,000	4,647
		8,266
Insurance (6.9%):
American Financial Group, Inc.	186,000	5,474
Arthur J. Gallagher & Co.	172,000	4,518
Brown & Brown, Inc. (c)	291,000	5,861
Delphi Financial Group, Inc. (c)	237,000	6,517
Infinity Property & Casualty Corp.	77,000	3,552
Selective Insurance Group, Inc.	224,000	3,743
StanCorp Financial Group, Inc.	80,000	3,597
White Mountains Insurance Group Ltd.	16,000	5,498
		38,760
Machine — Diversified (2.0%):
Kadant, Inc. (b) (c)	231,020	4,622
Kennametal, Inc.	202,000	6,638
		11,260
Machinery — Construction & Mining (0.7%):
Astec Industries, Inc. (b) (c)	120,000	3,974
Manufacturing — Diversified (4.6%):
A.O. Smith Corp. (c)	101,000	5,215
American Woodmark Corp. (c)	158,000	3,651
Barnes Group, Inc.	269,000	5,595
Lincoln Electric Holdings, Inc. (c)	117,000	7,013
Teleflex, Inc.	69,000	4,231
		25,705

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Manufacturing — Miscellaneous (0.8%):
AptarGroup, Inc.	99,500	$4,283
Metal Fabrication (2.1%):
Haynes International, Inc.	116,000	4,166
Mueller Industries, Inc. (c)	248,000	7,353
		11,519
Oil & Gas Exploration — Production & Services (3.3%):
Cimarex Energy Co.	44,000	2,996
Patterson-UTI Energy, Inc.	279,000	4,266
Penn Virginia Corp. (c)	267,000	6,811
St. Mary Land & Exploration Co. (c)	115,606	4,652
		18,725
Oil Marketing & Refining (0.9%):
Holly Corp. (c)	196,000	5,292
Oilfield Services & Equipment (3.2%):
Cal Dive International, Inc. (b)	614,000	4,028
RPC, Inc. (c)	325,500	4,443
Superior Energy Services, Inc. (b)	246,000	6,657
Tesco Corp. (b)	217,800	2,724
		17,852
Pharmaceuticals (3.4%):
Medicis Pharmaceutical Corp., Class A (c)	148,000	3,756
Pharmaceutical Product Development, Inc.	204,000	5,610
PharMerica Corp. (b) (c)	271,000	5,230
West Pharmaceutical Services, Inc. (c)	102,000	4,269
		18,865
Real Estate Investment Trusts (5.7%):
Chatham Lodging Trust (b)	278,000	5,518
Education Realty Trust, Inc.	559,000	3,952
Franklin Street Properties Corp. (c)	296,000	4,363
Healthcare Realty Trust, Inc. (c)	175,000	4,225
LaSalle Hotel Properties (c)	189,000	4,980
PS Business Parks, Inc. (c)	72,000	4,320
Washington Real Estate Investment Trust (c)	139,000	4,372
		31,730
Restaurants (1.8%):
Bob Evans Farms, Inc. (c)	154,000	4,763
Jack in the Box, Inc. (b)	220,000	5,175
		9,938
Retail — Apparel/Shoe (2.2%):
Brown Shoe Co., Inc. (c)	224,000	4,211
Maidenform Brands, Inc. (b)	175,000	3,994
Men's Wearhouse, Inc. (The) (c)	183,000	4,324
		12,529

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Discount (0.9%):
BJ's Wholesale Club, Inc. (b)	138,000	$5,283
Retail — Specialty Stores (1.1%):
Cato Corp., Class A	254,000	6,033
Semiconductors (5.1%):
ATMI, Inc. (b)	286,000	5,185
Fairchild Semiconductor International, Inc. (b)	360,571	4,046
Intersil Corp., Class A	346,068	5,149
MKS Instruments, Inc. (b) (c)	249,000	5,647
Sigma Designs, Inc. (b) (c)	350,000	4,151
Standard Microsystems Corp. (b)	160,000	4,109
		28,287
Software & Computer Services (1.1%):
SRA International, Inc., Class A (b) (c)	280,000	6,462
Staffing (2.9%):
Adminstaff, Inc. (c)	159,000	3,520
AMN Healthcare Services, Inc. (b)	455,000	4,159
Heidrick & Struggles International, Inc. (c)	162,000	4,278
Korn/Ferry International (b)	261,000	4,231
		16,188
Telecommunications (0.6%):
Aviat Networks, Inc. (b)	562,000	3,653
Transportation Services (4.6%):
Alexander & Baldwin, Inc. (c)	156,000	5,551
Arkansas Best Corp. (c)	180,000	5,483
Celadon Group, Inc. (b) (c)	278,396	4,156
GATX Corp.	183,000	5,973
Genesee & Wyoming, Inc., Class A (b) (c)	120,000	4,692
		25,855
Utilities — Electric (2.5%):
ALLETE, Inc. (c)	177,000	6,455
Cleco Corp.	53,000	1,452
NorthWestern Corp. (c)	194,000	5,863
		13,770
Utilities — Natural Gas (1.9%):
Energen Corp.	80,000	3,910
WGL Holdings, Inc.	190,000	6,790
		10,700
Total Common Stocks (Cost $420,628)		514,433
Investment Companies (1.0%)
iShares Russell 2000 Value Index Fund (c)	81	5,523
Total Investment Companies (Cost $4,955)		5,523

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (24.1%)
Pool of various securities for Victory Funds	$134,836	$134,643
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $134,836)		134,643
Total Investments (Cost $601,257) — 124.3%		695,437
Liabilities in excess of other assets — (24.3)%		(136,018)
NET ASSETS — 100.0%		$559,419

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.5%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$4,898	$4,898
Total Commercial Paper (Amortized Cost $4,898)		4,898
Common Stocks (94.4%)
Aerospace/Defense (2.0%):
Rockwell Collins, Inc.	28,000	1,820
Banks (0.6%):
JPMorgan Chase & Co.	12,000	511
Biotechnology (2.6%):
Gilead Sciences, Inc. (b)	58,000	2,301
Brokerage Services (2.5%):
Charles Schwab Corp.	117,500	2,266
Chemicals (2.5%):
Potash Corp. of Saskatchewan, Inc.	20,000	2,210
Commercial Services (2.4%):
Netflix, Inc. (b)	22,200	2,193
Computers & Peripherals (7.0%):
Apple Computer, Inc. (b)	24,000	6,267
E-Commerce & Services (2.9%):
Amazon.com, Inc. (b)	19,100	2,618
Financial Services (3.9%):
MasterCard, Inc., Class A	14,000	3,472
Internet Business Services (9.0%):
Athenahealth Inc. (b)	52,000	1,509
Google, Inc., Class A (b)	7,000	3,678
Juniper Networks, Inc. (b)	100,000	2,841
		8,028
Medical Services (3.6%):
Express Scripts, Inc. (b)	32,150	3,219
Medical Supplies (3.2%):
Intuitive Surgical, Inc. (b)	8,000	2,884
Oil & Gas Exploration — Production & Services (0.9%):
Petroleo Brasileiro SA, ADR	18,000	764
Oilfield Services & Equipment (3.9%):
Cameron International Corp. (b)	16,000	631
Schlumberger Ltd.	40,000	2,857
		3,488
Pharmaceuticals (11.9%):
Allergan, Inc.	46,000	2,930
Celgene Corp. (b)	58,200	3,605
Teva Pharmaceutical Industries Ltd., Sponsored ADR	70,000	4,111
		10,646

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Primary Metal & Mineral Production (1.9%):
Freeport-McMoRan Copper & Gold, Inc., Class B	22,000	$1,662
Railroads (3.0%):
Union Pacific Corp.	36,000	2,724
Retail (4.4%):
Target Corp.	69,000	3,924
Retail — Specialty Stores (3.8%):
Lowe's Cos., Inc.	127,000	3,444
Semiconductors (4.8%):
ARM Holdings PLC, Sponsored ADR	175,000	2,000
Cree, Inc. (b)	31,000	2,270
		4,270
Software & Computer Services (12.2%):
Cognizant Technology Solutions Corp., Class A (b)	66,500	3,403
F5 Networks, Inc. (b)	43,000	2,943
Microsoft Corp.	135,000	4,123
Salesforce.com, Inc. (b)	5,000	428
		10,897
Telecommunications — Services & Equipment (2.3%):
QUALCOMM, Inc.	53,500	2,073
Transportation Services (3.1%):
Expeditors International of Washington, Inc.	68,500	2,791
Total Common Stocks (Cost $61,741)		84,472
Total Investments (Cost $66,639) — 99.9%		89,370
Other assets in excess of liabilities — 0.1%		53
NET ASSETS — 100.0%		$89,423

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,151,100, $601,257, $66,639) (a)	$1,456,377	$695,437	$89,370
Cash	50	50	3
Interest and dividends receivable	431	243	34
Receivable for capital shares issued	1,952	1,162	215
Receivable for investments sold	21,457	3,461	735
Receivable from Adviser	—	—	1
Prepaid expenses	55	31	26
Total Assets	1,480,322	700,384	90,384
LIABILITIES:
Payable for investments purchased	17,679	4,534	828
Payable for capital shares redeemed	3,454	933	47
Payable for return of collateral received	213,588	134,836	—
Accrued expenses and other payables:
Investment advisory fees	681	378	55
Administration fees	98	43	7
Custodian fees	14	7	2
Transfer agent fees	219	79	2
Trustee fees	3	1	— (b)
Shareholder servicing fees	176	50	16
12b-1 fees	115	59	3
Other accrued expenses	68	45	1
Total Liabilities	236,095	140,965	961
NET ASSETS:
Capital	1,439,612	514,953	69,715
Distributions in excess of net investment income	(664)	(202)	(241)
Accumulated net realized losses from investments	(499,998)	(49,512)	(2,782)
Net unrealized appreciation on investments	305,277	94,180	22,731
Net Assets	$1,244,227	$559,419	$89,423
Net Assets
Class A Shares	$846,193	$258,464	$85,082
Class C Shares	43,434	—	3,520
Class R Shares	191,994	148,364	821
Class I Shares	162,606	152,591	—
Total	$1,244,227	$559,419	$89,423
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	56,862	9,141	6,546
Class C Shares	3,071	—	284
Class R Shares	13,223	5,409	64
Class I Shares	10,913	5,388	—
Total	84,069	19,938	6,894
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$14.88	$28.28	$13.00
Class C Shares (d)	$14.15	—	$12.38
Class R Shares	$14.52	$27.43	$12.77
Class I Shares	$14.90	$28.32	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.79	$30.01	$13.79

(a)  Special Value Fund and Small Company Opportunity Fund include securities on loan of $201,965 and $125,411, respectively.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
Investment Income:
Interest income	$17	$21	$2
Dividend income	6,744	3,353	262
Income from securities lending, net	108	79	—
Total Income	6,869	3,453	264
Expenses:
Investment advisory fees	3,805	1,989	296
Administration fees	551	229	40
Shareholder servicing fees — Class A Shares	976	276	94
12b-1 fees — Class C Shares	205	—	16
12b-1 fees — Class R Shares	424	310	2
Custodian fees	77	36	7
Transfer agent fees	104	43	7
Transfer agent fees — Class A Shares	311	178	3
Transfer agent fees — Class C Shares	60	—	1
Transfer agent fees — Class R Shares	133	53	1
Transfer agent fees — Class I Shares	5	4	—
Trustees' fees	49	20	3
Legal and audit fees	63	25	4
Other expenses	157	81	38
Total Expenses	6,920	3,244	512
Expenses waived/reimbursed by Adviser	—	—	(8)
Net Expenses	6,920	3,244	504
Net Investment Income (Loss)	(51)	209	(240)
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	77,455	37,082	1,491
Change in unrealized appreciation/depreciation on investments	143,351	67,683	9,321
Net realized/unrealized gains from investment transactions	220,806	104,765	10,812
Change in net assets resulting from operations	$220,755	$104,974	$10,572

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(51)	$4,504	$209	$934	$(240)	$(288)
Net realized gains (losses) from investment transactions	77,455	(300,340)	37,082	(67,216)	1,491	(1,955)
Change in unrealized appreciation/depreciation on investments	143,351	419,405	67,683	118,432	9,321	14,354
Change in net assets resulting from operations	220,755	123,569	104,974	52,150	10,572	12,111
Distributions to Shareholders:
From net investment income:
Class A Shares	(701)	(2,982)	(115)	(415)	—	—
Class R Shares	—	(206)	(18)	(213)	—	—
Class I Shares	(337)	(1,038)	(266)	(657)	—	—
Change in net assets resulting from distributions to shareholders	(1,038)	(4,226)	(399)	(1,285)	—	—
Change in net assets from capital transactions	(17,278)	(7,555)	47,963	17,697	11,946	44,797
Change in net assets	202,439	111,788	152,538	68,562	22,518	56,908
Net Assets:
Beginning of period	1,041,788	930,000	406,881	338,319	66,905	9,997
End of period	$1,244,227	$1,041,788	$559,419	$406,881	$89,423	$66,905
Undistributed (distributions in excess of) net investment income	$(664)	$425	$(202)	$(12)	$(241)	$(1)

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$105,935	$276,610	$55,922	$103,137	$19,991	$55,559
Dividends reinvested	610	2,397	90	287	—	—
Cost of shares redeemed	(123,229)	(307,209)	(41,749)	(102,823)	(8,467)	(11,937)
Total Class A Shares	$(16,684)	$(28,202)	$14,263	$601	$11,524	$43,622
Class C Shares
Proceeds from shares issued	$4,630	$10,767	—	—	$1,081	$1,523
Cost of shares redeemed	(7,349)	(16,235)	—	—	(718)	(250)
Total Class C Shares	$(2,719)	$(5,468)	—	—	$363	$1,273
Class R Shares
Proceeds from shares issued	$39,222	$67,033	$49,115	$40,172	$163	$233
Dividends reinvested	—	163	15	185	—	—
Cost of shares redeemed	(27,561)	(37,868)	(42,317)	(21,295)	(104)	(331)
Total Class R Shares	$11,661	$29,328	$6,813	$19,062	$59	$(98)
Class I Shares
Proceeds from shares issued	$21,407	$59,516	$39,592	$69,357	—	—
Dividends reinvested	270	977	209	542	—	—
Cost of shares redeemed	(31,213)	(63,706)	(12,914)	(71,865)	—	—
Total Class I Shares	$(9,536)	$(3,213)	$26,887	$(1,966)	—	—
Change in net assets from capital transactions	$(17,278)	$(7,555)	$47,963	$17,697	$11,946	$44,797
Share Transactions:
Class A Shares
Issued	7,695	26,664	2,191	5,405	1,608	6,010
Reinvested	43	242	3	17	—	—
Redeemed	(8,970)	(30,665)	(1,645)	(5,273)	(681)	(1,207)
Total Class A Shares	(1,232)	(3,759)	549	149	927	4,803
Class C Shares
Issued	354	1,076	—	—	90	158
Redeemed	(560)	(1,625)	—	—	(60)	(27)
Total Class C Shares	(206)	(549)	—	—	30	131
Class R Shares
Issued	2,926	6,532	2,045	2,095	13	23
Reinvested	—	17	1	11	—	—
Redeemed	(2,057)	(3,685)	(1,820)	(1,159)	(9)	(34)
Total Class R Shares	869	2,864	226	947	4	(11)
Class I Shares
Issued	1,548	5,714	1,595	3,594	—	—
Reinvested	19	99	8	31	—	—
Redeemed	(2,373)	(5,553)	(506)	(3,896)	—	—
Total Class I Shares	(806)	260	1,097	(271)	—	—
Change in Shares	(1,375)	(1,184)	1,872	825	961	4,923

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$12.25	$10.78	$20.21	$17.19		$16.24	$13.15
Investment Activities:
Net investment income (loss)	— (a)	0.06	0.04	0.06		0.05	— (a)
Net realized and unrealized gains (losses) on investments	2.64	1.46	(8.42)	3.90		2.53	3.16
Total from Investment Activities	2.64	1.52	(8.38)	3.96		2.58	3.16
Distributions:
Net investment income	(0.01)	(0.05)	(0.03)	(0.10)		(0.05)	(0.01)
Net realized gains from investments	—	—	(1.02)	(0.84)		(1.58)	(0.06)
Total Distributions	(0.01)	(0.05)	(1.05)	(0.94)		(1.63)	(0.07)
Net Asset Value, End of Period	$14.88	$12.25	$10.78	$20.21		$17.19	$16.24
Total Return (excludes sales charge) (b)	21.58%	14.21%	(43.55)%	24.11	%(c)	17.39%	24.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$846,193	$711,887	$666,860	$809,314		$411,341	$186,744
Ratio of net expenses to average net assets (d)	1.17%	1.24%	1.17%	1.17%		1.25%	1.30%
Ratio of net investment income (loss) to average net assets (d)	(0.01)%	0.52%	0.25%	0.28%		0.31%	(0.06)%
Ratio of gross expenses to average net assets (d) (e)	1.17%	1.24%	1.17%	1.17%		1.25%	1.33%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.01)%	0.52%	0.25%	0.28%		0.31%	(0.09)%
Portfolio turnover (f)	56%	165%	188%	125%		204%	196%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.34	$19.56	$16.77		$15.95	$13.01
Investment Activities:
Net investment loss	—	(0.05)	(0.10)	(0.07)		(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	2.45	1.41	(8.10)	3.74		2.46	3.06
Total from Investment Activities	2.45	1.36	(8.20)	3.67		2.40	3.00
Distributions:
Net investment income	—	—	— (a)	(0.04)		—	—
Net realized gains from investments	—	—	(1.02)	(0.84)		(1.58)	(0.06)
Total Distributions	—	—	(1.02)	(0.88)		(1.58)	(0.06)
Net Asset Value, End of Period	$14.15	$11.70	$10.34	$19.56		$16.77	$15.95
Total Return (excludes contingent deferred sales charge) (b)	20.94%	13.15%	(44.05)%	22.90	%(c)	16.46%	23.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,434	$38,335	$39,543	$49,026		$18,161	$2,331
Ratio of net expenses to average net assets (d)	2.19%	2.19%	2.13%	2.10%		2.18%	2.10%
Ratio of net investment loss to average net assets (d)	(0.01)%	(0.42)%	(0.72)%	(0.68)%		(0.66)%	(0.84)%
Ratio of gross expenses to average net assets (d) (e)	2.19%	2.28%	2.13%	2.10%		2.23%	3.16%
Ratio of net investment loss to average net assets (d) (e)	(0.01)%	(0.51)%	(0.72)%	(0.68)%		(0.71)%	(1.90)%
Portfolio turnover (f)	56%	165%	188%	125%		204%	196%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.96	$10.54	$19.82	$16.91		$16.02	$13.00
Investment Activities:
Net investment income (loss)	—	0.01	(0.02)	0.01		— (a)	(0.02)
Net realized and unrealized gains (losses) on investments	2.56	1.43	(8.23)	3.81		2.49	3.11
Total from Investment Activities	2.56	1.44	(8.25)	3.82		2.49	3.09
Distributions:
Net investment income	—	(0.02)	(0.01)	(0.07)		(0.02)	(0.01)
Net realized gains from investments	—	—	(1.02)	(0.84)		(1.58)	(0.06)
Total Distributions	—	(0.02)	(1.03)	(0.91)		(1.60)	(0.07)
Net Asset Value, End of Period	$14.52	$11.96	$10.54	$19.82		$16.91	$16.02
Total Return (b)	21.40%	13.70%	(43.73)%	23.66	%(c)	17.03%	23.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$191,994	$147,811	$99,985	$118,250		$42,234	$10,760
Ratio of net expenses to average net assets (d)	1.49%	1.61%	1.56%	1.48%		1.58%	1.60%
Ratio of net investment income (loss) to average net assets (d)	(0.01)%	0.09%	(0.15)%	(0.04)%		(0.04)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.49%	1.61%	1.56%	1.48%		1.58%	1.74%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.01)%	0.09%	(0.15)%	(0.04)%		(0.04)%	(0.49)%
Portfolio turnover (f)	56%	165%	188%	125%		204%	196%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.27	$10.79	$20.22	$18.93
Investment Activities:
Net investment income (loss)	— (b)	0.09	0.09	0.01
Net realized and unrealized gains (losses) on investments	2.66	1.47	(8.41)	1.28
Total from investment activities	2.66	1.56	(8.32)	1.29
Distributions:
Net investment income	(0.03)	(0.08)	(0.09)	—
Net realized gains from investments	—	—	(1.02)	—
Total Distributions	(0.03)	(0.08)	(1.11)	—
Net Asset Value, End of Period	$14.90	$12.27	$10.79	$20.22
Total Return (c)	21.71%	14.64%	(43.35)%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$162,606	$143,755	$123,612	$143,257
Ratio of net expenses to average net assets (d)	0.85%	0.87%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	(0.01)%	0.84%	0.57%	0.41%
Portfolio turnover (e)	56%	165%	188%	125%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$22.70	$19.76	$29.09	$31.88		$29.44	$30.09
Investment Activities:
Net investment income	0.01	0.03	0.03	0.11		0.09	0.07
Net realized and unrealized gains (losses) on investments	5.58	2.96	(7.83)	2.06		5.14	3.74
Total from Investment Activities	5.59	2.99	(7.80)	2.17		5.23	3.81
Distributions:
Net investment income	(0.01)	(0.05)	(0.02)	(0.11)		(0.06)	(0.06)
Net realized gains from investments	—	—	(1.51)	(4.85)		(2.73)	(4.40)
Total Distributions	(0.01)	(0.05)	(1.53)	(4.96)		(2.79)	(4.46)
Net Asset Value, End of Period	$28.28	$22.70	$19.76	$29.09		$31.88	$29.44
Total Return (excludes sales charge) (a)	24.64%	15.21%	(28.13)%	7.33	%(b)	19.56%	13.96%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$258,464	$195,106	$166,798	$150,621		$83,487	$64,797
Ratio of net expenses to average net assets (c)	1.44%	1.57%	1.53%	1.20%		1.11%	1.13%
Ratio of net investment income to average net assets (c)	0.09%	0.16%	0.10%	0.29%		0.32%	0.25%
Ratio of gross expenses to average net assets (c) (d)	1.44%	1.57%	1.53%	1.20%		1.11%	1.18%
Ratio of net investment income to average net assets (c) (d)	0.09%	0.16%	0.10%	0.29%		0.32%	0.20%
Portfolio turnover (e)	38%	93%	115%	75%		73%	62%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$22.03	$19.19	$28.31		$31.19		$28.90	$29.66
Investment Activities:
Net investment income (loss)	0.01	0.02	—	(a)	0.02		— (a)	(0.02)
Net realized and unrealized gains (losses) on investments	5.39	2.87	(7.61)		2.02		5.04	3.68
Total from Investment Activities	5.40	2.89	(7.61)		2.04		5.04	3.66
Distributions:
Net investment income	— (a)	(0.05)	—	(a)	(0.07)		(0.02)	(0.02)
Net realized gains from investments	—	—	(1.51)		(4.85)		(2.73)	(4.40)
Total Distributions	— (a)	(0.05)	(1.51)		(4.92)		(2.75)	(4.42)
Net Asset Value, End of Period	$27.43	$22.03	$19.19		$28.31		$31.19	$28.90
Total Return (b)	24.53%	15.14%	(28.21)%		7.03	%(c)	19.21%	13.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$148,364	$114,220	$81,279		$114,983		$95,667	$92,320
Ratio of net expenses to average net assets (d)	1.60%	1.65%	1.62%		1.45%		1.43%	1.45%
Ratio of net investment income (loss) to average net assets (d)	0.09%	0.07%	—	%(e)	0.06%		0.01%	(0.06)%
Ratio of gross expenses to average net assets (d) (f)	1.60%	1.65%	1.62%		1.45%		1.43%	1.53%
Ratio of net investment income (loss) to average net assets (d) (f)	0.09%	0.07%	—	%(e)	0.06%		0.01%	(0.14)%
Portfolio turnover (g)	38%	93%	115%		75%		73%	62%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Rounds to less than 0.01%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.73	$19.78	$29.10	$28.99
Investment Activities:
Net investment income	0.01	0.12	0.13	0.02
Net realized and unrealized gains (losses) on investments	5.63	2.96	(7.83)	0.11
Total from investment activities	5.64	3.08	(7.70)	0.13
Distributions:
Net investment income	(0.05)	(0.13)	(0.11)	(0.02)
Net realized gains from investments	—	—	(1.51)	—
Total Distributions	(0.05)	(0.13)	(1.62)	(0.02)
Net Asset Value, End of Period	$28.32	$22.73	$19.78	$29.10
Total Return (b)	24.84%	15.80%	(27.83)%	0.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$152,591	$97,555	$90,242	$53,316
Ratio of net expenses to average net assets (c)	1.06%	1.11%	1.04%	1.05%
Ratio of net investment income to average net assets (c)	0.09%	0.66%	0.61%	0.45%
Portfolio turnover (d)	38%	93%	115%	75%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.30	$9.95	$16.80	$12.76		$11.81	$10.19
Investment Activities:
Net investment loss	(0.03)	(0.05)	(0.05)	(0.12)		(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	1.73	1.40	(6.80)	4.16		1.00	1.69
Total from Investment Activities	1.70	1.35	(6.85)	4.04		0.95	1.62
Net Asset Value, End of Period	$13.00	$11.30	$9.95	$16.80		$12.76	$11.81
Total Return (excludes sales charge) (a)	15.04%	13.57%	(40.77)%	31.66	%(b)	8.04%	15.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$85,082	$63,497	$8,119	$4,880		$3,149	$968
Ratio of net expenses to average net assets (c)	1.24%	1.26%	1.39%	1.40%		1.39%	1.32%
Ratio of net investment loss to average net assets (c)	(0.57)%	(0.59)%	(0.60)%	(0.88)%		(0.76)%	(0.77)%
Ratio of gross expenses to average net assets (c) (d)	1.24%	1.26%	1.50%	1.75%		4.16%	11.36%
Ratio of net investment loss to average net assets (c) (d)	(0.57)%	(0.59)%	(0.71)%	(1.23)%		(3.53)%	(10.81)%
Portfolio turnover (e)	23%	92%	131%	54%		52%	58%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.81	$9.59	$16.32	$12.48		$11.64	$10.11
Investment Activities:
Net investment loss	(0.08)	(0.10)	(0.19)	(0.20)		(0.16)	(0.08)
Net realized and unrealized gains (losses) on investments	1.65	1.32	(6.54)	4.04		1.00	1.61
Total from Investment Activities	1.57	1.22	(6.73)	3.84		0.84	1.53
Net Asset Value, End of Period	$12.38	$10.81	$9.59	$16.32		$12.48	$11.64
Total Return (excludes contingent deferred sales charge) (a)	14.52%	12.72%	(41.24)%	30.77	%(b)	7.22%	15.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,520	$2,746	$1,183	$1,305		$781	$548
Ratio of net expenses to average net assets (c)	2.10%	2.10%	2.10%	2.10%		2.10%	2.09%
Ratio of net investment loss to average net assets (c)	(1.43)%	(1.45)%	(1.35)%	(1.59)%		(1.51)%	(1.61)%
Ratio of gross expenses to average net assets (c) (d)	2.30%	2.66%	2.75%	3.64%		5.53%	13.55%
Ratio of net investment loss to average net assets (c) (d)	(1.63)%	(1.99)%	(2.00)%	(3.13)%		(4.94)%	(13.07)%
Portfolio turnover (e)	23%	92%	131%	54%		52%	58%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.13	$9.83	$16.65	$12.67		$11.76	$10.17
Investment Activities:
Net investment loss	(0.06)	(0.10)	(0.07)	(0.13)		(0.07)	(0.08)
Net realized and unrealized gains (losses) on investments	1.70	1.40	(6.75)	4.11		0.98	1.67
Total from Investment Activities	1.64	1.30	(6.82)	3.98		0.91	1.59
Net Asset Value, End of Period	$12.77	$11.13	$9.83	$16.65		$12.67	$11.76
Total Return (a)	14.74%	13.22%	(40.96)%	31.41	%(b)	7.74%	15.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$821	$662	$695	$566		$351	$75
Ratio of net expenses to average net assets (c)	1.65%	1.65%	1.65%	1.65%		1.65%	1.58%
Ratio of net investment loss to average net assets (c)	(0.98)%	(0.94)%	(0.87)%	(1.13)%		(1.00)%	(1.05)%
Ratio of gross expenses to average net assets (c) (d)	2.89%	3.20%	3.28%	4.78%		5.39%	26.87%
Ratio of net investment loss to average net assets (c) (d)	(2.22)%	(2.49)%	(2.50)%	(4.26)%		(4.74)%	(26.34)%
Portfolio turnover (e)	23%	92%	131%	54%		52%	58%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (1.7%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	$155	$161
Chase Mortgage Finance Corp. Series 2005-A1, Class M, 5.32% (a), 12/25/35	309	23
Series 2007-A1, Class 1B2, 3.99% (a), 2/25/37	94	16
Series 2007-A1, Class 1M, 3.99% (a), 2/25/37	170	53
Series 2007-S1, Class AM, 6.00%, 2/25/37	82	8
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A2, 5.92% (a), 3/15/49	240	251
Series 2006-C4, Class AM, 5.92% (a), 3/15/49	95	89
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	31	31
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	139	158
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	184
JPMorgan Mortgage Trust Series 2005-A1, Class IB1, 4.90% (a), 2/25/35	254	143
Series 2005-A2, Class B1, 4.37% (a), 4/25/35	308	107
Series 2005-A3, Class 1B1, 4.71% (a), 6/25/35	297	52
Series 2005-A4, Class B1, 5.13% (a), 7/25/35	204	51
Series 2005-A6, Class 1B1, 5.17% (a), 9/25/35	243	39
Series 2006-A1, Class B1, 5.27% (a), 2/25/36	237	20
Series 2006-A2, Class IB1, 5.69% (a), 4/25/36	356	18
Series 2006-S4, Class B1, 6.38% (a), 1/25/37	119	4
Series 2007-A1, Class B1, 4.19% (a), 7/25/35	137	16
Series 2007-A2, Class B2, 5.74% (a), 4/25/37	148	2
Series 2007-A4, Class B1, 5.75% (a), 6/25/37	219	11
Series 2007-A4, Class B2, 5.75% (a), 6/25/37	35	—	(h)
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	40	42
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80% (a), 6/11/17	210	220
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.89% (a), 8/25/34	87	8
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 2.89% (a), 4/25/34	110	25
Total Collateralized Mortgage Obligations (Cost $4,404)		1,732
Commercial Paper (5.7%)
General Electric Capital Corp., 0.18% (b), 5/3/10	5,976	5,976
Total Commercial Paper (Cost $5,976)		5,976
Common Stocks (64.6%)
Aerospace/Defense (1.9%):
Lockheed Martin Corp.	13,500	1,146
Raytheon Co.	15,400	898
		2,044

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Airlines (0.8%):
Southwest Airlines Co.	66,800	$880
Automotive (0.9%):
Ford Motor Co. (c) (d)	76,200	992
Banks (3.0%):
Bank of America Corp.	118,900	2,120
Northern Trust Corp.	17,870	982
		3,102
Biotechnology (0.3%):
Amgen, Inc. (d)	4,680	268
Brokerage Services (1.6%):
Charles Schwab Corp. (c)	88,344	1,704
Chemicals (0.5%):
Monsanto Co.	8,678	547
Commercial Services (0.8%):
Paychex, Inc.	26,900	823
Computers & Peripherals (1.3%):
EMC Corp. (d)	69,200	1,315
Electronics (1.5%):
General Electric Co.	82,053	1,548
Environmental Control (0.7%):
Waste Management, Inc.	22,500	780
Financial Services (2.3%):
MasterCard, Inc., Class A (c)	4,300	1,067
Morgan Stanley	17,100	517
Western Union Co.	43,088	786
		2,370
Food Distributors, Supermarkets & Wholesalers (1.3%):
The Kroger Co.	63,210	1,405
Food Processing & Packaging (3.1%):
H.J. Heinz Co.	1,000	47
Kellogg Co.	16,000	879
Kraft Foods, Inc., Class A	23,000	681
Mead Johnson Nutrition Co., Class A	11,065	571
Nestle SA, Sponsored ADR	22,186	1,085
		3,263
Health Care (0.4%):
Alcon, Inc.	2,782	434
Home Builders (0.6%):
Toll Brothers, Inc. (d)	28,116	635
Insurance (1.2%):
The Chubb Corp.	12,600	666
The Travelers Cos., Inc.	10,814	549
		1,215

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet Business Services (2.4%):
Google, Inc., Class A (d)	3,700	$1,944
McAfee, Inc. (d)	15,747	547
		2,491
Internet Service Provider (0.9%):
Yahoo!, Inc. (d)	57,447	950
Investment Companies (0.8%):
Invesco Ltd.	37,644	865
Manufacturing — Diversified (1.1%):
Ingersoll-Rand PLC	18,832	696
Tyco International Ltd.	11,500	446
		1,142
Mining (0.9%):
Barrick Gold Corp.	9,015	392
Newmont Mining Corp.	9,000	505
		897
Office Equipment & Supplies (1.0%):
Staples, Inc.	45,300	1,066
Oil & Gas Exploration — Production & Services (1.4%):
Anadarko Petroleum Corp.	12,108	753
ENSCO International PLC, Sponsored ADR	14,800	698
		1,451
Oil Companies — Integrated (2.7%):
Exxon Mobil Corp.	34,000	2,307
Hess Corp.	7,834	498
		2,805
Oilfield Services & Equipment (5.2%):
Halliburton Co.	64,299	1,971
Schlumberger Ltd.	30,056	2,147
Weatherford International Ltd. (d)	75,400	1,365
		5,483
Pharmaceuticals (6.2%):
Johnson & Johnson	26,500	1,704
Merck & Co., Inc.	38,400	1,345
Pfizer, Inc.	129,200	2,160
Teva Pharmaceutical Industries Ltd., Sponsored ADR	22,200	1,304
		6,513
Radio & Television (0.3%):
Time Warner Cable, Inc., Class A	6,241	351
Retail (1.1%):
Target Corp.	21,017	1,195
Retail — Department Stores (0.5%):
Macy's, Inc.	22,700	527

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Retail — Drug Stores (0.2%):
CVS Caremark Corp.	5,528	$204
Retail — Specialty Stores (2.6%):
Lowe's Cos., Inc.	99,693	2,704
Semiconductors (2.5%):
Applied Materials, Inc.	106,361	1,466
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	110,195	1,167
		2,633
Software & Computer Services (4.0%):
Microsoft Corp.	86,900	2,654
Oracle Corp.	58,629	1,515
		4,169
Steel (1.3%):
Nucor Corp.	29,492	1,337
Telecommunications (0.6%):
Qwest Communications International, Inc.	119,429	625
Telecommunications — Services & Equipment (1.7%):
QUALCOMM, Inc.	46,000	1,782
Transportation Services (3.1%):
Expeditors International of Washington, Inc.	16,400	668
United Parcel Service, Inc., Class B	37,035	2,561
		3,229
Utilities — Telecommunications (1.9%):
Verizon Communications, Inc.	70,200	2,028
Total Common Stocks (Cost $57,111)		67,772
Corporate Bonds (15.1%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	19
Auto Parts & Equipment (0.4%):
Advance Auto Parts, Inc., 5.75%, 5/1/20	397	404
Automotive (0.1%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	27	29
8.50%, 1/18/31	22	28
		57
Banks (0.4%):
Bank of America Corp., 6.25%, 4/15/12	60	65
Inter-American Development Bank, 4.50%, 9/15/14	70	77
International Bank Recon & Development, 7.63%, 1/19/23	15	20
SunTrust Banks, Inc., 7.25%, 3/15/18	205	223
Wells Fargo & Co., 5.13%, 9/15/16	5	5
		390

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Beverages (0.0%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	$27	$30
Chemicals (0.1%):
Eastman Chemical, 7.60%, 2/1/27	11	13
Union Carbide Corp., 7.75%, 10/1/96	121	106
		119
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	50	57
Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp. 5.00%, 8/15/13	25	27
6.25%, 7/15/18	25	29
Procter & Gamble Co., 4.95%, 8/15/14 (c)	20	22
		78
E-Commerce & Services (0.5%):
Expedia, Inc., 8.50%, 7/1/16, Callable 7/1/12 @ 104.25 (e)	430	478
Electric Integrated (2.1%):
CMS Energy Corp. 6.88%, 12/15/15	210	228
8.75%, 6/15/19	720	824
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	50	55
Series C, 5.15%, 7/15/15	30	32
DTE Energy Co., 6.38%, 4/15/33	370	377
KCP&L Greater Missouri, 7.95%, 2/1/11	265	277
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	49
NiSource Finance Corp., 10.75%, 3/15/16	205	265
Pacific Gas & Electric Co. 4.80%, 3/1/14 (c)	31	33
6.05%, 3/1/34	28	30
Progress Energy, Inc., 6.85%, 4/15/12	37	40
Southern California Edison Co., 5.63%, 2/1/36	28	29
		2,239
Electronics (0.4%):
Jabil Circuit, Inc., 8.25%, 3/15/18	365	395
Financial Services (1.9%):
Boeing Capital Corp., 5.80%, 1/15/13	18	20
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	15	16
Citigroup, Inc., 5.00%, 9/15/14	5	5
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	75	81
Credit Suisse New York, 3.50%, 3/23/15, MTN (c)	225	227
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN (c)	40	41
Goldman Sachs Group, Inc. 6.88%, 1/15/11 (c)	36	37
5.75%, 10/1/16	70	72
5.38%, 3/15/20, MTN (c)	430	418
HSBC Finance Corp., 6.75%, 5/15/11 (c)	52	55

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
MDC Holdings, Inc., 5.63%, 2/1/20 (c)	$444	$428
Morgan Stanley, Series G, 5.50%, 1/26/20, MTN (c)	225	220
Unilever Capital Corp., 5.90%, 11/15/32	18	19
ZFS Finance USA Trust III, 1.41% (a), 12/15/65, Callable 12/15/10 @ 100 (e)	330	314
		1,953
Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31 (c)	17	21
Forest Products & Paper (0.4%):
Georgia-Pacific LLC, 7.75%, 11/15/29	420	433
Health Care (0.9%):
CVS Caremark Corp., 6.30% (a), 6/1/37, Callable 6/1/12 @ 100	910	878
WellPoint, Inc. 6.80%, 8/1/12	20	22
5.95%, 12/15/34	25	25
		925
Insurance (0.5%):
Cigna Corp., 7.00%, 1/15/11	10	10
Fidelity National Financial, Inc., 6.60%, 5/15/17	110	110
Hartford Financial Services Group, Inc., 5.50%, 3/30/20	330	328
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	39
MetLife, Inc., 5.38%, 12/15/12	30	32
		519
Manufacturing — Miscellaneous (0.9%):
Mohawk Industries, Inc., 6.88% (a), 1/15/16	540	572
Weyerhaeuser Co. 6.95%, 8/1/17	175	185
7.38%, 10/1/19	145	158
7.70%, 2/15/26	70	67
		982
Media (0.3%):
DIRECTV Holdings LLC, 5.20%, 3/15/20 (e)	295	297
News America, Inc., 6.20%, 12/15/34	24	25
Time Warner, Inc., 6.88%, 5/1/12	15	17
		339
Metal Fabrication (0.2%):
Valmont Industries, Inc., 6.63%, 4/20/20	170	175
Mining (0.9%):
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	760	979
Newspapers (0.2%):
Gannett Co., Inc., 8.75%, 11/15/14 (e)	170	187
Office Furnishing (0.1%):
Steelcase, Inc., 6.50%, 8/15/11	150	154
Oil & Gas — Exploration & Production (0.5%):
Source Gas LLC, 5.90%, 4/1/17 (e)	580	550

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oil Companies — Integrated (0.0%):
ConocoPhillips Co., 8.75%, 5/25/10	$36	$36
Oilfield Services & Equipment (0.3%):
Weatherford International Ltd., 9.63%, 3/1/19	280	362
Pharmaceuticals (0.1%):
Wyeth 6.95%, 3/15/11	25	26
6.50%, 2/1/34	40	46
		72
Pipelines (0.1%):
Enterprise Products Operating LP, 7.50%, 2/1/11	55	58
Primary Metal & Mineral Production (0.2%):
Phelps Dodge Corp., 9.50%, 6/1/31	140	182
Radio & Television (0.1%):
Comcast Corp. 4.95%, 6/15/16	55	58
6.45%, 3/15/37 (c)	50	52
Cox Communications, Inc., 7.13%, 10/1/12 (c)	40	45
		155
Railroads (0.0%):
Burlington Northern Santa Fe, Inc. 7.13%, 12/15/10	20	21
5.75%, 3/15/18	25	27
		48
Real Estate Investment Trusts (0.2%):
Vornado Realty LP, 4.25%, 4/1/15, Callable 1/1/15 @ 100	199	199
Retail — Discount (0.1%):
Target Corp., 5.88%, 3/1/12 (c)	33	36
Wal-Mart Stores, Inc., 4.13%, 2/15/11	31	32
		68
Software & Computer Services (0.0%):
Oracle Corp., 5.75%, 4/15/18	40	45
Telecommunications (0.7%):
Qwest Communications International, Inc., 8.38%, 5/1/16 (c) (e)	605	690
Telecommunications — Cellular (0.1%):
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
Vodafone Group PLC 5.63%, 2/27/17 (c)	20	21
6.15%, 2/27/37 (c)	20	21
		68
Telecommunications — Equipment (0.7%):
Motorola, Inc. 7.63%, 11/15/10	17	17
6.00%, 11/15/17	693	727
		744

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities — Electric (1.5%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	$981	$1,047
Wisconsin Energy Corp., Series A, 6.25% (a), 5/15/67, Callable 5/15/17@ 100	598	576
		1,623
Total Corporate Bonds (Cost $15,354)		15,833
Municipal Bonds (1.1%)
Georgia (1.0%):
Municipal Electric Authority Revenue 6.66%, 4/1/57	219	230
Series A 6.64%, 4/1/57	201	211
7.06%, 4/1/57	660	668
		1,109
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	61
Total Municipal Bonds (Cost $1,150)		1,170
U.S. Government Mortgage Backed Agencies (8.4%)
Federal Home Loan Mortgage Corp. 4.13%, 7/12/10	55	55
4.50%, 12/1/39	369	373
5.00%, 6/1/33 (f)	152	159
6.50%, 5/1/26-11/1/34	78	86
7.00%, 7/1/29-5/1/35	107	119
8.00%, 6/1/30	4	5
Federal National Mortgage Assoc. 4.00%, 5/1/39	458	449
4.50%, 1/1/25-5/25/40 (f) (g)	842	855
5.00%, 11/1/33-5/25/40 (f)	1,301	1,364
5.50%, 1/1/32-11/1/35 (f)	1,683	1,788
6.00%, 8/1/22-5/25/40 (f) (g)	1,745	1,866
6.50%, 3/1/29-5/25/40 (f) (g)	406	442
7.00%, 12/1/27	4	4
7.50%, 11/1/29	20	22
8.00%, 11/1/19-3/1/30	63	73
8.50%, 11/1/17	4	4
10.00%, 11/1/13	7	8
10.50%, 11/1/13	10	11
11.00%, 11/1/13	10	11
Government National Mortgage Assoc. 4.50%, 5/20/40 (g)	368	373
5.50%, 2/20/40	311	330
6.50%, 1/15/39 (g)	211	229
7.50%, 2/15/35	148	170
Total U.S. Government Mortgage Backed Agencies (Cost $8,525)		8,796

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (5.0%)
U.S. Treasury Bond, 4.38%, 11/15/39	$10	$10
U.S. Treasury Notes 1.50%, 10/31/10	2,840	2,857
4.25%, 1/15/11 (c) (g)	1,256	1,290
2.50%, 3/31/15 (c)	544	547
3.63%, 2/15/20 (c)	530	528
Total U.S. Treasury Obligations (Cost $5,221)		5,232
Short-Term Securities Held as Collateral for Securities Lending (5.9%)
Pool of various securities for Victory Funds	6,198	6,189
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,198)		6,189
Total Investments (Cost $103,939) — 107.5%		112,700
Liabilities in excess of other assets — (7.5)%		(7,864)
NET ASSETS — 100.0%		$104,836

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  Rate represents the effective yield at purchase.

(c)  A portion or all of the security was held on loan.

(d)  Non-income producing security.

(e)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(g)  Security purchased on a "when-issued" basis.

(h)  Rounds to less than $1.

ADR — American Depositary Receipt

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (2.4%)
General Electric Capital Corp., 0.18% (a), 5/3/10	$716	$716
Total Commercial Paper (Cost $716)		716
Convertible Corporate Bonds (77.9%)
Audio & Video Products (1.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	350	414
Banks (2.2%):
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 12/11/35 (d)	660	657
Beverages (1.0%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	280	308
Building — Residential & Commercial (1.8%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (d)	285	541
Computers & Peripherals (5.5%):
EMC Corp., Convertible Subordinated Notes 1.75%, 12/1/13	740	964
1.75%, 12/1/13 (e)	330	430
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14 (e)	185	235
		1,629
Consumer Products (3.1%):
BorgWarner, Inc., Convertible Subordinated Notes, 3.50%, 4/15/12	175	250
Newell Rubbermaid, Inc., Convertible Subordinated Notes, 5.50%, 3/15/14	240	496
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 3.75%, 10/15/12	145	162
		908
Entertainment (2.2%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (d)	586	661
Financial Services (4.1%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (d)	585	598
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	135	167
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	435	451
		1,216
Health Care (9.7%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26 (d)	535	606
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,160	1,167
Medtronic, Inc., Convertible Subordinated Notes 1.63%, 4/15/13 (e)	840	889
1.63%, 4/15/13	200	212
		2,874
Machinery — Diversified (1.4%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	195	411

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Manufacturing — Miscellaneous (8.0%):
3M Co., Convertible Subordinated Notes, 0.00% (c), 11/21/32 (d)	$825	$760
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	350	768
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (f)	390	475
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	110	129
Thermo Fisher Scientific, Inc., Convertible Subordinated Notes, 3.25%, 3/1/24 (d)	155	218
		2,350
Metals (1.7%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	340	497
Mining (3.3%):
Newmont Mining Corp., Convertible Subordinated Notes 3.00%, 2/15/12	35	46
1.63%, 7/15/17 (e) (f)	680	930
		976
Oil & Gas Exploration — Production & Services (5.3%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	530	525
Transocean, Inc., Convertible Subordinated Notes Series B, 1.50%, 12/15/37 (d)	650	627
Series C, 1.50%, 12/15/37 (d)	425	400
		1,552
Oil Marketing & Refining (1.0%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12 (d)	190	304
Oilfield Services & Equipment (4.3%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	460	580
Schlumberger Ltd., Convertible Subordinated Notes 2.13%, 6/1/23 (b) (e)	90	162
2.13%, 6/1/23 (b)	300	540
		1,282
Pharmaceuticals (6.1%):
Alza Corp., Convertible Subordinated Notes, 2.06%, 7/28/20 (f)	612	565
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes Series C 0.25%, 2/1/26 (d)	700	881
1.75%, 2/1/26 (d)	305	371
		1,817
Railroads (1.0%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (f)	140	278
Real Estate Investment Trusts (7.3%):
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (e)	180	185
Duke Realty LP, Convertible Subordinated Notes, 3.75%, 12/1/11 (e)	80	80
ERP Operating LP, Convertible Subordinated Notes, 3.85%, 8/15/26, Callable 8/18/11 @ 100	200	205
Health Care REIT, Inc., Convertible Subordinated Notes 4.75%, 12/1/26, Callable 12/1/11 @ 100	200	217
4.75%, 7/15/27, Callable 7/15/12 @ 100	285	316

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
ProLogis Trust, Convertible Subordinated Notes 3.25%, 3/15/15	$195	$202
2.25%, 4/1/37 (d)	695	671
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (d)	255	291
		2,167
Retail — Specialty Stores (1.6%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (f)	415	472
Semiconductors (4.8%):
Intel Corp., Convertible Subordinated Notes 2.95%, 12/15/35 (f)	1,124	1,138
3.25%, 8/1/39 (e) (f)	165	202
Xilinx, Inc., Convertible Subordinated Notes, 3.13%, 3/15/37	90	85
		1,425
Software & Computer Services (1.1%):
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	295	316
Total Convertible Corporate Bonds (Cost $20,494)		23,055
Common Stocks (0.6%)
Toys (0.6%):
Hasbro, Inc.	4,500	173
Total Common Stocks (Cost $111)		173
Convertible Preferred Stocks (18.8%)
Consumer Products (2.0%):
Archer Daniels Midland Co., 6.25%	14,865	589
Energy (0.7%):
Chesapeake Energy Corp., 4.50%	2,626	219
Financial Services (9.0%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	4,060	224
Newell Financial Trust I, 5.25% (d)	15,000	579
Reinsurance Group America, Inc., 5.75%	5,924	392
Wells Fargo & Co., Series L, Class A, 7.50%	1,490	1,469
		2,664
Pharmaceuticals (3.1%):
Schering-Plough Corp., 6.00%	3,624	902
Savings & Loans (4.0%):
New York Community Capital Trust V, 6.00%	14,735	732
Sovereign Capital Trust IV, 4.38%	13,024	457
		1,189
Total Convertible Preferred Stocks (Cost $4,875)		5,563
Total Investments (Cost $26,196) — 99.7%		29,507
Other assets in excess of liabilities — 0.3%		85
NET ASSETS — 100.0%		$29,592

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Rate represents the effective yield at purchase.

(b)  Continuously callable with 20 days notice.

(c)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(d)  Continuously callable with 30 days notice.

(e)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Continuously callable with 15 days notice.

LLC — Limited Liability Co.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $103,939 and $26,196) (a)	$112,700	$29,507
Cash	50	50
Interest and dividends receivable	498	131
Receivable for capital shares issued	185	35
Receivable for investments sold	3,972	40
Receivable from Adviser	3	— (b)
Prepaid expenses	31	16
Total Assets	117,439	29,779
LIABILITIES:
Payable for investments purchased	6,218	154
Payable for capital shares redeemed	95	2
Payable for return of collateral received	6,198	—
Accrued expenses and other payables:
Investment advisory fees	52	18
Administration fees	9	3
Custodian fees	4	1
Transfer agent fees	4	1
Shareholder servicing fees	7	4
12b-1 fees	3	—
Other accrued expenses	13	4
Total Liabilities	12,603	187
NET ASSETS:
Capital	110,878	34,414
Distributions in excess of net investment income	(69)	(216)
Accumulated net realized losses from investments	(14,734)	(7,917)
Net unrealized appreciation on investments	8,761	3,311
Net Assets	$104,836	$29,592
Net Assets
Class A Shares	$32,357	$17,625
Class C Shares	1,146	—
Class R Shares	4,579	—
Class I Shares	66,754	11,967
Total	$104,836	$29,592
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,702	1,669
Class C Shares	96	—
Class R Shares	383	—
Class I Shares	5,583	1,133
Total	8,764	2,802
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$11.97	$10.56
Class C Shares (d)	$11.91	—
Class R Shares	$11.96	—
Class I Shares	$11.96	$10.56
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.70	$10.78

(a)  Balanced Fund includes securities on loan of $5,972.

(b)  Rounds to less than $1.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$837	$241
Dividend income	558	196
Income from securities lending, net	5	—
Total Income	1,400	437
Expenses:
Investment advisory fees	304	111
Administration fees	60	18
Shareholder servicing fees — Class A Shares	41	22
12b-1 fees — Class C Shares	5	—
12b-1 fees — Class R Shares	11	—
Custodian fees	19	3
Transfer agent fees	9	3
Transfer agent fees — Class A Shares	3	2
Transfer agent fees — Class C Shares	1	—
Transfer agent fees — Class R Shares	1	—
Transfer agent fees — Class I Shares	2	—	(a)
Trustees' fees	4	1
Legal and audit fees	6	2
State registration and filing fees	25	14
Other expenses	5	2
Total Expenses	496	178
Expenses waived/reimbursed by Adviser	(16)	(3)
Net Expenses	480	175
Net Investment Income	920	262
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	5,494	256
Net change in unrealized appreciation/depreciation on investments	3,596	2,057
Net realized/unrealized gains from investments	9,090	2,313
Change in net assets resulting from operations	$10,010	$2,575

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$920	$2,268	$262	$760
Net realized gains (losses) from investment transactions and swaps	5,494	(15,146)	256	(3,321)
Net change in unrealized appreciation/ depreciation on investments and swaps	3,596	21,579	2,057	9,180
Change in net assets resulting from operations	10,010	8,701	2,575	6,619
Distributions to Shareholders:
From net investment income:
Class A Shares	(324)	(730)	(549)	(500)
Class C Shares	(7)	(13)	—	—
Class R Shares	(35)	(75)	—	—
Class I Shares	(728)	(1,686)	(383)	(263)
Change in net assets resulting from distributions to shareholders	(1,094)	(2,504)	(932)	(763)
Change in net assets from capital transactions	(1,659)	164	(2,250)	(2,854)
Change in net assets	7,257	6,361	(607)	3,002
Net Assets:
Beginning of period	97,579	91,218	30,199	27,197
End of period	$104,836	$97,579	$29,592	$30,199
Undistributed (distributions in excess of) net investment income	$(69)	$105	$(216)	$454

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,017	$6,696	$962	$4,946
Dividends reinvested	311	693	459	435
Cost of shares redeemed	(3,392)	(6,335)	(4,118)	(6,961)
Total Class A Shares	$(2,064)	$1,054	$(2,697)	$(1,580)
Class C Shares
Proceeds from shares issued	$380	$512	—	—
Dividends reinvested	5	10	—	—
Cost of shares redeemed	(225)	(141)	—	—
Total Class C Shares	$160	$381	—	—
Class R Shares
Proceeds from shares issued	$509	$1,374	—	—
Dividends reinvested	32	66	—	—
Cost of shares redeemed	(449)	(519)	—	—
Total Class R Shares	$92	$921	—	—
Class I Shares
Proceeds from shares issued	$2,872	$4,318	$1,825	$3,565
Dividends reinvested	728	1,685	383	263
Cost of shares redeemed	(3,447)	(8,195)	(1,761)	(5,102)
Total Class I Shares	$153	$(2,192)	$447	$(1,274)
Change in net assets from capital transactions	$(1,659)	$164	$(2,250)	$(2,854)
Share Transactions:
Class A Shares
Issued	87	680	93	580
Reinvested	27	71	44	49
Redeemed	(290)	(646)	(398)	(783)
Total Class A Shares	(176)	105	(261)	(154)
Class C Shares
Issued	34	53	—	—
Reinvested	— (a)	1	—	—
Redeemed	(20)	(14)	—	—
Total Class C Shares	14	40	—	—
Class R Shares
Issued	45	139	—	—
Reinvested	3	7	—	—
Redeemed	(39)	(53)	—	—
Total Class R Shares	9	93	—	—
Class I Shares
Issued	246	433	178	403
Reinvested	63	172	37	29
Redeemed	(300)	(838)	(171)	(615)
Total Class I Shares	9	(233)	44	(183)
Change in Shares	(144)	5	(217)	(337)

(a)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.97	$10.26	$15.54	$13.89		$12.58	$12.08
Investment Activities:
Net investment income	0.10	0.24	0.27	0.28		0.21	0.20
Net realized and unrealized gains (losses) on investments	1.02	0.73	(3.74)	1.78		1.32	0.53
Total from Investment Activities	1.12	0.97	(3.47)	2.06		1.53	0.73
Distributions:
Net investment income	(0.12)	(0.26)	(0.28)	(0.26)		(0.22)	(0.23)
Net realized gains from investments	—	—	(1.53)	(0.15)		—	—
Total Distributions	(0.12)	(0.26)	(1.81)	(0.41)		(0.22)	(0.23)
Net Asset Value, End of Period	$11.97	$10.97	$10.26	$15.54		$13.89	$12.58
Total Return (excludes sales charge) (a)	10.20%	9.83%	(24.92)%	15.11	%(b)	12.25%	6.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,357	$31,560	$28,442	$45,744		$121,807	$128,543
Ratio of net expenses to average net assets (c)	1.12%	1.14%	1.15%	1.09%		1.18%	1.21%
Ratio of net investment income to average net assets (c)	1.65%	2.37%	2.07%	1.87%		1.55%	1.62%
Ratio of gross expenses to average net assets (c) (d)	1.12%	1.14%	1.15%	1.09%		1.18%	1.27%
Ratio of net investment income to average net assets (c) (d)	1.65%	2.37%	2.07%	1.87%		1.55%	1.56%
Portfolio turnover (e)	143%	241%	201%	171%		153%	127%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.91	$10.21	$15.49	$13.87		$12.56	$12.06
Investment Activities:
Net investment income	0.04	0.14	0.16	0.14		0.11	0.10
Net realized and unrealized gains (losses) on investments	1.03	0.74	(3.73)	1.77		1.31	0.53
Total from Investment Activities	1.07	0.88	(3.57)	1.91		1.42	0.63
Distributions:
Net investment income	(0.07)	(0.18)	(0.18)	(0.14)		(0.11)	(0.13)
Net realized gains from investments	—	—	(1.53)	(0.15)		—	—
Total Distributions	(0.07)	(0.18)	(1.71)	(0.29)		(0.11)	(0.13)
Net Asset Value, End of Period	$11.91	$10.91	$10.21	$15.49		$13.87	$12.56
Total Return (excludes contingent deferred sales charge) (a)	9.83%	8.90%	(25.61)%	13.95	%(b)	11.35%	5.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,146	$897	$430	$566		$416	$415
Ratio of net expenses to average net assets (c)	2.00%	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment income to average net assets (c)	0.78%	1.43%	1.22%	0.95%		0.71%	0.85%
Ratio of gross expenses to average net assets (c) (d)	2.90%	3.04%	4.15%	3.88%		4.06%	4.12%
Ratio of net investment income to average net assets (c) (d)	(0.12)%	0.39%	(0.93)%	(0.93)%		(1.35)%	(1.27)%
Portfolio turnover (e)	143%	241%	201%	171%		153%	127%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.96	$10.25	$15.54	$13.90		$12.59	$12.09
Investment Activities:
Net investment income	0.07	0.19	0.21	0.19		0.14	0.16
Net realized and unrealized gains (losses) on investments	1.02	0.74	(3.74)	1.79		1.33	0.53
Total from Investment Activities	1.09	0.93	(3.53)	1.98		1.47	0.69
Distributions:
Net investment income	(0.09)	(0.22)	(0.23)	(0.19)		(0.16)	(0.19)
Net realized gains from investments	—	—	(1.53)	(0.15)		—	—
Total Distributions	(0.09)	(0.22)	(1.76)	(0.34)		(0.16)	(0.19)
Net Asset Value, End of Period	$11.96	$10.96	$10.25	$15.54		$13.90	$12.59
Total Return (a)	9.99%	9.39%	(25.31)%	14.48	%(b)	11.78%	5.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,579	$4,102	$2,882	$3,908		$3,800	$4,166
Ratio of net expenses to average net assets (c)	1.57%	1.57%	1.60%	1.60%		1.60%	1.57%
Ratio of net investment income to average net assets (c)	1.19%	1.91%	1.62%	1.35%		1.12%	1.27%
Ratio of gross expenses to average net assets (c) (d)	1.57%	1.62%	1.73%	1.74%		1.73%	1.77%
Ratio of net investment income to average net assets (c) (d)	1.19%	1.85%	1.49%	1.20%		0.99%	1.07%
Portfolio turnover (e)	143%	241%	201%	171%		153%	127%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$10.24	$15.52	$14.80
Investment Activities:
Net investment income	0.11	0.27	0.32	0.05
Net realized and unrealized gains (losses) on investments	1.03	0.74	(3.74)	0.72
Total from Investment Activities	1.14	1.01	(3.42)	0.77
Distributions:
Net investment income	(0.13)	(0.30)	(0.33)	(0.05)
Net realized gains from investments	—	—	(1.53)	—
Total Distributions	(0.13)	(0.30)	(1.86)	(0.05)
Net Asset Value, End of Period	$11.96	$10.95	$10.24	$15.52
Total Return (b)	10.47%	10.23%	(24.70)%	5.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$66,754	$61,020	$59,464	$87,385
Ratio of net expenses to average net assets (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (c)	1.96%	2.72%	2.42%	2.13%
Ratio of gross expenses to average net assets (c) (d)	0.84%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets (c) (d)	1.92%	2.66%	2.38%	2.10%
Portfolio turnover (e)	143%	241%	201%	171%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$8.11	$14.70	$13.33		$12.39	$11.96
Investment Activities:
Net investment income	0.09	0.25	0.24 (a)	0.30		0.13	0.20
Net realized and unrealized gains (losses) on investments	0.79	1.88	(4.99)	1.47		0.98	0.41
Total from Investment Activities	0.88	2.13	(4.75)	1.77		1.11	0.61
Distributions:
Net investment income	(0.32)	(0.24)	(0.72)	(0.09)		(0.17)	(0.18)
From net realized gains on investments	—	—	(1.12)	(0.31)		—	—
Total Distributions	(0.32)	(0.24)	(1.84)	(0.40)		(0.17)	(0.18)
Net Asset Value, End of Period	$10.56	$10.00	$8.11	$14.70		$13.33	$12.39
Total Return (excludes sales charge) (b)	8.91%	26.62%	(36.34)%	13.61	%(c)	9.04%	5.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,625	$19,310	$16,895	$51,413		$62,237	$63,571
Ratio of net expenses to average net assets (d)	1.32%	1.31%	1.25%	1.24%		1.36%	1.37%
Ratio of net investment income to average net assets (d)	1.67%	2.74%	1.99%	1.69%		1.02%	1.60%
Ratio of gross expenses to average net assets (d) (e)	1.32%	1.31%	1.25%	1.24%		1.36%	1.40%
Ratio of net investment income to average net assets (d) (e)	1.67%	2.74%	1.99%	1.69%		1.02%	1.57%
Portfolio turnover (f)	8%	42%	44%	44%		49%	44%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$8.10	$14.69	$14.08
Investment Activities:
Net investment income	0.10	0.27	0.25 (b)	0.04
Net realized and unrealized gains (losses) on investments	0.80	1.89	(4.96)	0.59
Total from Investment Activities	0.90	2.16	(4.71)	0.63
Distributions:
Net investment income	(0.34)	(0.26)	(0.76)	(0.02)
Net realized gains from investments	—	—	(1.12)	—
Total Distributions	(0.34)	(0.26)	(1.88)	(0.02)
Net Asset Value, End of Period	$10.56	$10.00	$8.10	$14.69
Total Return (c)	9.06%	27.06%	(36.17)%	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,967	$10,889	$10,302	$12,727
Ratio of net expenses to average net assets (d)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (d)	1.94%	2.74%	2.09%	1.84%
Ratio of gross expenses to average net assets (d) (e)	1.05%	1.06%	1.04%	1.08%
Ratio of net investment income to average net assets (d) (e)	1.89%	2.68%	2.05%	1.76%
Portfolio turnover (f)	8%	42%	44%	44%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (5.1%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	$690	$716
Chase Mortgage Finance Corp. Series 2005-A1, Class M, 5.32% (a), 12/25/35	849	64
Series 2007-A1, Class 1B2, 3.99% (a), 2/25/37	297	51
Series 2007-A1, Class 1M, 3.99% (a), 2/25/37	665	209
Series 2007-A2, Class 1M, 3.88% (a), 7/25/37	94	30
Series 2007-S1, Class AM, 6.00%, 2/25/37	339	32
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A2, 5.92% (a), 3/15/49	1,090	1,142
Series 2006-C4, Class AM, 5.92% (a), 3/15/49	385	361
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	168	170
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29 (b)	401	456
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	261	296
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	630	662
GSR Mortgage Loan Trust, Series 2006-9F, Class M1, 6.39% (a), 10/25/36	381	77
JPMorgan Mortgage Trust Series 2005-A1, Class IB1, 4.90% (a), 2/25/35	960	538
Series 2005-A2, Class B1, 4.37% (a), 4/25/35	1,219	423
Series 2005-A3, Class 1B1, 4.71% (a), 6/25/35	745	131
Series 2005-A4, Class B1, 5.13% (a), 7/25/35	762	189
Series 2005-A5, Class IB1, 5.07% (a), 8/25/35	441	99
Series 2005-A6, Class 1B1, 5.17% (a), 9/25/35	1,032	167
Series 2006-A1, Class B1, 5.27% (a), 2/25/36	497	42
Series 2006-A2, Class IB1, 5.69% (a), 4/25/36	1,394	69
Series 2006-S4, Class B1, 6.38% (a), 1/25/37	473	15
Series 2007-A1, Class B1, 4.19% (a), 7/25/35	570	67
Series 2007-A2, Class B2, 5.74% (a), 4/25/37	548	8
Series 2007-A4, Class B1, 5.75% (a), 6/25/37	805	40
Series 2007-A4, Class B2, 5.75% (a), 6/25/37	102	—	(g)
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	790	826
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80% (a), 6/11/17	835	876
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.89% (a), 8/25/34	322	30
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 2.89%, 4/25/34 (a)	320	72
Total Collateralized Mortgage Obligations (Cost $17,684)		7,858
Commercial Paper (9.0%)
General Electric Capital Corp., 0.18% (c), 5/3/10	13,947	13,947
Total Commercial Paper (Cost $13,947)		13,947
Corporate Bonds (47.6%)
Auto Parts & Equipment (1.2%):
Advance Auto Parts, Inc., 5.75%, 5/1/20	1,832	1,865

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Automotive (0.2%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	$138	$150
8.50%, 1/18/31	80	101
		251
Banks (1.7%):
Bank of America Corp., 6.25%, 4/15/12	315	339
European Investment Bank 4.63%, 3/21/12	235	251
4.63%, 5/15/14	493	537
Inter-American Development Bank, 4.50%, 9/15/14	264	289
SunTrust Banks, Inc., 7.25%, 3/15/18	920	1,001
Wells Fargo & Co., 5.13%, 9/15/16	205	216
		2,633
Beverages (0.1%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	141	158
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	135	154
Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp. 5.00%, 8/15/13	110	120
6.25%, 7/15/18	90	103
Procter & Gamble Co., 4.95%, 8/15/14	80	88
		311
E-Commerce & Services (1.4%):
Expedia, Inc., 8.50%, 7/1/16, Callable 7/1/12 @ 104.25 (d)	1,949	2,166
Electric Integrated (6.4%):
CMS Energy Corp. 6.88%, 12/15/15	925	1,002
8.75%, 6/15/19	3,155	3,611
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	185	202
Series C, 5.15%, 7/15/15	115	125
DTE Energy Co., 6.38%, 4/15/33	1,705	1,735
KCP&L Greater Missouri, 7.95%, 2/1/11	1,160	1,214
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	164
NiSource Finance Corp., 10.75%, 3/15/16	960	1,239
Pacific Gas & Electric Co. 4.80%, 3/1/14	129	139
6.05%, 3/1/34	130	138
Progress Energy, Inc., 6.85%, 4/15/12	149	163
Southern California Edison Co., 5.63%, 2/1/36	180	185
		9,917
Electronics (1.7%):
General Electric Co., 5.00%, 2/1/13	235	254
Jabil Circuit, Inc., 8.25%, 3/15/18	2,205	2,387
		2,641

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financial Services (5.9%):
Boeing Capital Corp. 6.10%, 3/1/11	$90	$94
5.80%, 1/15/13	69	76
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	50	53
Citigroup, Inc., 5.00%, 9/15/14	200	202
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	370	402
Credit Suisse New York, 3.50%, 3/23/15, MTN	1,040	1,049
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	210	213
Goldman Sachs Group, Inc. 6.88%, 1/15/11	157	163
5.75%, 10/1/16	305	316
5.38%, 3/15/20, MTN	1,970	1,913
HSBC Finance Corp., 6.75%, 5/15/11	233	245
MDC Holdings, Inc., 5.63%, 2/1/20	2,020	1,949
Morgan Stanley, Series G, 5.50%, 1/26/20, MTN	1,030	1,006
Toyota Motor Credit Corp., 4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	108
ZFS Finance USA Trust III, 1.41% (a), 12/15/65, Callable 12/15/10 @ 100 (d)	1,515	1,439
		9,229
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	85	103
Forest Products & Paper (1.2%):
Georgia-Pacific LLC, 7.75%, 11/15/29	1,845	1,900
Health Care (2.8%):
CVS Caremark Corp., 6.30% (a), 6/1/37, Callable 6/1/12 @ 100	4,283	4,133
WellPoint, Inc. 6.80%, 8/1/12	75	83
5.95%, 12/15/34	100	100
		4,316
Insurance (1.6%):
Cigna Corp., 7.00%, 1/15/11	45	47
Cincinnati Financial Corp., 6.13%, 11/1/34	140	133
Fidelity National Financial, Inc., 6.60%, 5/15/17	495	495
Hartford Financial Services Group, Inc., 5.50%, 3/30/20	1,515	1,505
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	125
MetLife, Inc., 5.38%, 12/15/12	110	119
		2,424
Manufacturing — Miscellaneous (3.0%):
Mohawk Industries, Inc., 6.88% (a), 1/15/16	2,480	2,629
Weyerhaeuser Co. 6.95%, 8/1/17	975	1,030
7.38%, 10/1/19	655	715
7.70%, 2/15/26	330	315
		4,689
Media (1.0%):
DIRECTV Holdings LLC, 5.20%, 3/15/20 (d)	1,350	1,361
News America, Inc., 6.20%, 12/15/34	90	92
Time Warner, Inc., 6.88%, 5/1/12	64	71
		1,524

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metal Fabrication (0.5%):
Valmont Industries, Inc., 6.63%, 4/20/20	$765	$788
Mining (3.0%):
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	3,675	4,735
Newspapers (0.5%):
Gannett Co., Inc., 8.75%, 11/15/14 (d)	775	853
Office Furnishing (0.4%):
Steelcase, Inc., 6.50%, 8/15/11	620	636
Oil & Gas — Exploration & Production (1.7%):
Source Gas LLC, 5.90%, 4/1/17 (d)	2,730	2,587
Oil Companies — Integrated (0.1%):
ConocoPhillips Co., 8.75%, 5/25/10	150	151
Oilfield Services & Equipment (1.1%):
Weatherford International Ltd., 9.63%, 3/1/19	1,285	1,662
Pharmaceuticals (0.2%):
Wyeth 6.95%, 3/15/11	105	111
6.50%, 2/1/34	150	171
		282
Pipelines (0.1%):
Enterprise Products Operating LP, 7.50%, 2/1/11	220	230
Primary Metal & Mineral Production (0.5%):
Phelps Dodge Corp., 9.50%, 6/1/31	635	827
Radio & Television (0.5%):
Comcast Corp. 4.95%, 6/15/16	215	227
6.45%, 3/15/37	165	173
Cox Communications, Inc., 7.13%, 10/1/12	273	306
		706
Railroads (0.4%):
Burlington Northern Santa Fe, Inc. 7.13%, 12/15/10	200	208
5.75%, 3/15/18	375	409
		617
Real Estate Investment Trusts (0.6%):
Vornado Realty LP, 4.25%, 4/1/15, Callable 1/1/15 @ 100	918	918
Retail — Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	142
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	125
		267
Software & Computer Services (0.1%):
Oracle Corp., 5.75%, 4/15/18	185	207
Telecommunications (2.0%):
Qwest Communications International, Inc., 8.38%, 5/1/16 (d)	2,750	3,135

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Telecommunications — Cellular (0.2%):
New Cingular Wireless Services, 8.13%, 5/1/12	$76	$86
Vodafone Group PLC 5.63%, 2/27/17	90	97
6.15%, 2/27/37	95	99
		282
Telecommunications — Equipment (2.2%):
Motorola, Inc. 7.63%, 11/15/10	79	82
6.00%, 11/15/17	3,169	3,323
		3,405
Utilities — Electric (4.7%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,480	4,780
Wisconsin Energy Corp., Series A, 6.25% (a), 5/15/67, Callable 5/15/17@ 100	2,673	2,576
		7,356
Total Corporate Bonds (Cost $71,764)		73,925
Municipal Bonds (3.4%)
Georgia (3.2%):
Municipal Electric Authority Revenue 6.66%, 4/1/57	994	1,045
Series A 6.64%, 4/1/57	922	967
7.06%, 4/1/57	3,005	3,043
		5,055
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	242
Total Municipal Bonds (Cost $5,199)		5,297
U.S. Government Agency Securities (0.2%)
Small Business Administration, 6.15%, 4/1/19	290	314
Total U.S. Government Agency Securities (Cost $290)		314
U.S. Government Mortgage Backed Agencies (26.3%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	133	144
7.50%, 4/1/28	12	13
6.50%, 8/1/29-1/1/34	510	563
7.00%, 1/1/30-5/1/35 (b)	440	491
5.00%, 6/1/34 (b)	600	627
4.50%, 12/1/39 (b)	1,840	1,858
Federal National Mortgage Assoc. 10.00%, 11/1/13	14	16
10.50%, 11/1/13	7	8
11.00%, 11/1/13	9	10
8.00%, 11/1/19-2/1/33	221	256

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/1/25-5/25/40 (e)	$3,783	$3,839
7.00%, 10/1/26-12/1/29	38	42
6.50%, 9/1/28-5/25/40 (e)	1,765	1,914
7.50%, 12/1/28	7	7
6.00%, 10/1/29-5/25/40 (e)	8,173	8,732
8.50%, 4/1/31	12	15
5.50%, 1/1/33-5/25/40 (b) (e)	8,064	8,552
5.00%, 11/1/33-5/25/40 (b)	6,258	6,561
4.00%, 5/1/39 (b)	2,156	2,112
Government National Mortgage Assoc. 7.50%, 12/15/27-2/15/35	647	741
6.50%, 1/15/39 (e)	1,030	1,116
5.50%, 2/20/40	1,430	1,519
4.50%, 5/20/40 (e)	1,729	1,752
Total U.S. Government Mortgage Backed Agencies (Cost $39,552)		40,888
U.S. Treasury Obligations (14.4%)
U.S. Treasury Bond, 4.38%, 11/15/39 (f)	315	307
U.S. Treasury Notes 1.50%, 10/31/10	11,046	11,112
4.25%, 1/15/11 (e) (f)	5,133	5,274
2.50%, 3/31/15 (f)	3,458	3,475
3.63%, 2/15/20 (f)	2,145	2,139
Total U.S. Treasury Obligations (Cost $22,251)		22,307
Short-Term Securities Held as Collateral for Securities Lending (5.4%)
Pool of various securities for Victory Funds	8,382	8,370
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $8,382)		8,370
Total Investments (Cost $179,069) — 111.4%		172,906
Liabilities in excess of other assets — (11.4)%		(17,640)
NET ASSETS — 100.0%		$155,266

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rate represents the effective yield at purchase.

(d)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Security purchased on a "when-issued" basis.

(f)  A portion or all of the security was held on loan.

(g)  Rounds to less than $1.

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (73.5%)
Multi-family (7.1%):
Collateralized Mortgage Obligations (3.6%):
Government National Mortgage Assoc. Series 2003-108, Class BH, 7.50%, 2/16/34	$2,805	$3,048
Series 2003-38, Class JC, 7.00% (a), 8/16/42	3,852	4,363
Series 2003-47, Class B, 8.00%, 10/16/27	1,888	1,993
Series 2003-59, Class B, 7.50%, 7/16/18	176	175
Series 2003-87, Class BH, 7.50%, 8/16/32	3,762	4,110
		13,689
Pass-throughs (3.5%):
Government National Mortgage Assoc. 7.95%, 6/15/19-4/15/25	578	597
7.92%, 7/15/23	636	666
8.00%, 7/15/24-10/15/35	4,382	4,536
8.25%, 4/15/27-9/15/30	644	659
8.60%, 5/15/27	517	521
7.88%, 7/15/27	801	831
7.75%, 6/15/30-11/15/38 (b)	3,549	3,787
8.13%, 6/15/41	1,920	1,985
		13,582
		27,271
Single Family (66.4%):
Collateralized Mortgage Obligations (7.6%):
Government National Mortgage Assoc. Series 1995-4, Class CQ, 8.00%, 6/20/25	8	9
Series 1997-2, Class E, 7.50%, 2/20/27	35	40
Series 1999-1, Class Z, 6.50%, 1/20/29	3,528	3,854
Series 1999-25, Class TB, 7.50%, 7/16/29	1,924	2,200
Series 1999-32, Class ZB, 8.00%, 9/16/29	5,779	6,536
Series 1999-41, Class Z, 8.00%, 11/16/29	539	605
Series 1999-44, Class ZC, 8.50%, 12/16/29	2,079	2,443
Series 1999-47, Class Z, 7.50%, 12/20/29	3,381	3,790
Series 1999-9, Class C, 7.00%, 3/16/29	2,519	2,771
Series 2000-1, Class PK , 8.00%, 1/16/30	148	171
Series 2000-20, Class Z, 8.00%, 3/16/30	895	1,033
Series 2000-21, Class Z, 9.00%, 3/16/30	892	1,008
Series 2000-27, Class Z, 7.50%, 9/20/30	327	367
Series 2000-37, Class B, 8.00%, 12/20/30	89	100
Series 2001-25, Class PE, 7.00%, 5/20/31	3,074	3,382
Series 2005-72, Class H, 11.50%, 11/16/17	368	416
Series 2005-74, Class HB, 7.50%, 9/16/35	91	102
Series 2005-74, Class HC, 7.50%, 9/16/35	187	210
		29,037

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Pass-throughs (58.8%):
Government National Mortgage Assoc. 10.00%, 5/15/12-2/15/26	$29,429	$33,929
8.50%, 3/15/15-2/15/32	13,482	15,355
11.00%, 11/15/15-12/15/18	136	147
7.00%, 4/15/16-12/20/38 (c)	14,210	15,774
11.50%, 4/15/16-9/15/20	751	801
9.00%, 7/20/16-6/20/30	5,331	6,033
9.50%, 10/15/16-11/15/30	4,873	5,599
8.00%, 11/15/16-4/15/38	61,397	70,689
8.75%, 3/20/17	21	23
10.50%, 4/15/18-12/15/20	125	142
8.85%, 5/15/18-12/15/18	671	760
8.15%, 12/15/19	32	36
8.25%, 4/20/20-1/15/30	150	168
7.95%, 7/20/20	341	382
7.75%, 8/20/20-1/20/21	299	339
8.38%, 10/15/20	1,045	1,177
7.65%, 10/20/21-7/20/22	334	378
7.29%, 12/20/21-11/20/22	374	417
7.60%, 2/20/22	142	160
7.89%, 10/20/22	907	1,023
7.50%, 1/15/23-6/15/35	60,622	68,514
6.50%, 12/15/23-12/20/32 (b)	3,999	4,415
		226,261
		255,298
Total Government National Mortgage Association (Cost $274,054)		282,569
U.S. Treasury Obligations (27.9%)
U.S. Treasury Bills, 0.22% (d), 9/23/10	17,325	17,311
U.S. Treasury Bonds, 11.25%, 2/15/15	64,101	90,062
Total U.S. Treasury Obligations (Cost $105,549)		107,373
Money Market Fund (0.1%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	305,189	305
Total Money Market Fund (Cost $305)		305
Total Investments (Cost $379,908) — 101.5%		390,247
Liabilities in excess of other assets — (1.5)%		(5,761)
NET ASSETS — 100.0%		$384,486

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/10.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Security purchased on a "when-issued" basis.

(d)  Rate represents the effective yield at purchase.

(e)  Rate disclosed is the daily yield on 4/30/10.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Fund	Fund for Income
ASSETS:
Investments, at value (Cost $179,069 and $379,908) (a)	$172,906	$390,247
Cash	50	50
Interest receivable	1,888	3,169
Receivable for capital shares issued	157	292
Receivable for investments sold	14,681	—
Receivable from adviser	13	—
Prepaid expenses	20	41
Total Assets	189,715	393,799
LIABILITIES:
Payable for investments purchased	25,938	8,682
Payable for capital shares redeemed	9	280
Payable for return of collateral received	8,382	—
Accrued expenses and other payables:
Investment advisory fees	63	155
Administration fees	13	27
Custodian fees	4	5
Transfer agent fees	4	28
Trustee fees	— (b)	1
Shareholder servicing fees	19	54
12b-1 fees	—	35
Other accrued expenses	17	46
Total Liabilities	34,449	9,313
NET ASSETS:
Capital	170,648	434,799
Distributions in excess of net investment income	(161)	(4,440)
Accumulated net realized losses from investments	(9,058)	(56,212)
Net unrealized appreciation (depreciation) on investments	(6,163)	10,339
Net Assets	$155,266	$384,486
Net Assets
Class A Shares	$90,950	$279,412
Class C Shares	—	23,100
Class R Shares	—	81,974
Class I Shares	64,316	—
Total	$155,266	$384,486
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,040	24,261
Class C Shares	—	2,013
Class R Shares	—	7,113
Class I Shares	7,103	—
Total	17,143	33,387
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.06	$11.52
Class C Shares (c)	—	$11.48
Class R Shares	—	$11.52
Class I Shares	$9.05	—
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share—
Class A Shares	$9.24	$11.76

(a)  Core Bond Fund includes securities on loan of $8,223.

(b)  Rounds to less than $1.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	Core Bond Fund	Fund for Income
Investment Income:
Interest income	$3,821	$7,879
Income from securities lending, net	16	—
Total Income	3,837	7,879
Expenses:
Investment advisory fees	388	926
Administration fees	86	206
Shareholder servicing fees — Class A Shares	115	338
12b-1 fees — Class C Shares	—	92
12b-1 fees — Class R Shares	—	102
Custodian fees	18	33
Transfer agent fees	14	34
Transfer agent fees — Class A Shares	5	26
Transfer agent fees — Class C Shares	—	4
Transfer agent fees — Class R Shares	—	12
Transfer agent fees — Class I Shares	2	—
Trustees' fees	7	16
Legal and audit fees	9	21
Other expenses	24	49
Total Expenses	668	1,859
Expenses waived/reimbursed by Adviser	(110)	—
Net Expenses	558	1,859
Net Investment Income	3,279	6,020
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	2,219	12
Net change in unrealized appreciation/depreciation on investments	906	1,555
Net realized/unrealized gains from investments	3,125	1,567
Change in net assets resulting from operations	$6,404	$7,587

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,279	$7,172	$6,020	$13,097
Net realized gains from investment transactions and swaps	2,219	364	12	3,940
Net change in unrealized appreciation/ depreciation on investments and swaps	906	10,535	1,555	12,769
Change in net assets resulting from operations	6,404	18,071	7,587	29,806
Distributions to Shareholders:
From net investment income:
Class A Shares	(2,226)	(4,150)	(8,177)	(14,090)
Class C Shares	—	—	(504)	(655)
Class R Shares	—	—	(2,458)	(4,746)
Class I Shares	(1,601)	(3,505)	—	—
Change in net assets resulting from distributions to shareholders	(3,827)	(7,655)	(11,139)	(19,491)
Change in net assets from capital transactions	(6,928)	20,389	27,246	54,276
Change in net assets	(4,351)	30,805	23,694	64,591
Net Assets:
Beginning of period	159,617	128,812	360,792	296,201
End of period	$155,266	$159,617	$384,486	$360,792
Undistributed (distributions in excess of) net investment income	$(161)	$387	$(4,440)	$679

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,481	$35,931	$81,380	$134,440
Dividends reinvested	2,171	4,047	7,715	13,446
Cost of shares redeemed	(10,899)	(19,972)	(73,091)	(92,902)
Total Class A Shares	$(7,247)	$20,006	$16,004	$54,984
Class C Shares
Proceeds from shares issued	—	—	$9,507	$6,187
Dividends reinvested	—	—	285	313
Cost of shares redeemed	—	—	(1,353)	(3,275)
Total Class C Shares	—	—	$8,439	$3,225
Class R Shares
Proceeds from shares issued	—	—	$14,757	$11,169
Dividends reinvested	—	—	1,781	3,434
Cost of shares redeemed	—	—	(13,735)	(18,536)
Total Class R Shares	—	—	$2,803	$(3,933)
Class I Shares
Proceeds from shares issued	$3,418	$6,513	—	—
Dividends reinvested	1,601	3,505	—	—
Cost of shares redeemed	(4,700)	(9,635)	—	—
Total Class I Shares	$319	$383	—	—
Change in net assets from capital transactions	$(6,928)	$20,389	$27,246	$54,276
Share Transactions:
Class A Shares
Issued	165	4,169	7,022	11,666
Reinvested	242	477	668	1,168
Redeemed	(1,212)	(2,350)	(6,316)	(8,062)
Total Class A Shares	(805)	2,296	1,374	4,772
Class C Shares
Issued	—	—	825	537
Reinvested	—	—	25	27
Redeemed	—	—	(118)	(285)
Total Class C Shares	—	—	732	279
Class R Shares
Issued	—	—	1,272	966
Reinvested	—	—	154	298
Redeemed	—	—	(1,186)	(1,605)
Total Class R Shares	—	—	240	(341)
Class I Shares
Issued	380	766	—	—
Reinvested	179	415	—	—
Redeemed	(524)	(1,148)	—	—
Total Class I Shares	35	33	—	—
Change in Shares	(770)	2,329	2,346	4,710

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$8.91	$8.27		$9.41	$9.44		$9.45		$9.89
Investment Activities:
Net investment income	0.19	0.45		0.45	0.45		0.42		0.33
Net realized and unrealized gains (losses) on investments	0.18	0.67		(1.11)	(0.03)		0.02		(0.37)
Total from Investment Activities	0.37	1.12		(0.66)	0.42		0.44		(0.04)
Distributions to shareholders:
Net investment income	(0.22)	(0.48)		(0.48)	(0.45)		(0.45)		(0.40)
Total Distributions	(0.22)	(0.48)		(0.48)	(0.45)		(0.45)		(0.40)
Net Asset Value, End of Period	$9.06	$8.91		$8.27	$9.41		$9.44		$9.45
Total Return (excludes sales charge) (a)	4.15%	14.02%		(7.34)%	4.62	%(b)	4.82%		(0.44)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$90,950	$96,661		$70,689	$97,931		$156,993		$179,892
Ratio of net expenses to average net assets (c)	0.83%	0.80%		0.80%	0.80%		0.82%		0.83%
Ratio of net investment income to average net assets (c)	4.10%	5.21%		4.85%	4.85%		4.50%		3.40%
Ratio of gross expenses to average net assets (c) (d)	0.96%	0.98%		0.97%	0.96%		1.02%		1.09%
Ratio of net investment income to average net assets (c) (d)	3.97%	5.03%		4.68%	4.69%		4.30%		3.14%
Portfolio turnover (e)	343%	523	%(f)	333%	318%		341	%(g)	187%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The increase in the Fund's portfolio turnover can be attributed in part to the Adviser's response to the high volatility in the bond market during 2009.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Core Bond Fund
	Class I Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009		Year Ended October 31, 2008	Period Ended October 31, 2007 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.91	$8.26		$9.40	$9.33
Investment Activities:
Net investment income	0.20	0.47		0.47	0.08
Net realized and unrealized gains (losses) on investments	0.17	0.68		(1.11)	0.06
Total from investment activities	0.37	1.15		(0.64)	0.14
Distributions:
Net investment income	(0.23)	(0.50)		(0.50)	(0.07)
Total Distributions	(0.23)	(0.50)		(0.50)	(0.07)
Net Asset Value, End of Period	$9.05	$8.91		$8.26	$9.40
Total Return (b)	4.17%	14.44%		(7.11)%	1.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$64,316	$62,956		$58,123	$67,211
Ratio of net expenses to average net assets (c)	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets (c)	4.40%	5.57%		5.10%	4.93%
Ratio of gross expenses to average net assets (c) (d)	0.71%	0.72%		0.72%	0.71%
Ratio of net investment income to average net assets (c) (d)	4.24%	5.40%		4.93%	4.77%
Portfolio turnover (e)	343%	523	%(f)	333%	318%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The increase in the Fund's portfolio turnover can be attributed in part to the Adviser's response to the high volatility in the bond market during 2009.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.62	$11.25	$11.52	$11.64		$11.91	$12.56
Investment Activities:
Net investment income	0.20	0.48	0.47	0.61		0.53	0.42
Net realized and unrealized gains (losses) on investments	0.05	0.58	(0.04)	—	(a)	(0.09)	(0.38)
Total from Investment Activities	0.25	1.06	0.43	0.61		0.44	0.04
Distributions to shareholders:
Net investment income	(0.35)	(0.69)	(0.70)	(0.73)		(0.71)	(0.69)
Total Distributions	(0.35)	(0.69)	(0.70)	(0.73)		(0.71)	(0.69)
Net Asset Value, End of Period	$11.52	$11.62	$11.25	$11.52		$11.64	$11.91
Total Return (excludes sales charge) (b)	2.15%	9.61%	3.73%	5.43	%(c)	3.81%	0.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$279,412	$266,008	$203,767	$172,233		$162,863	$169,399
Ratio of net expenses to average net assets (d)	0.96%	0.96%	0.95%	0.98%		1.01%	1.01%
Ratio of net investment income to average net assets (d)	3.29%	4.02%	3.88%	5.24%		4.56%	3.48%
Ratio of gross expenses to average net assets (d) (e)	0.96%	0.96%	0.95%	0.98%		1.01%	1.07%
Ratio of net investment income to average net assets (d) (e)	3.29%	4.02%	3.88%	5.24%		4.56%	3.42%
Portfolio turnover (f)	15%	55%	38%	75%		30%	20%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.59	$11.22	$11.49	$11.61		$11.88	$12.53
Investment Activities:
Net investment income	0.17	0.38	0.35	0.50		0.44	0.35
Net realized and unrealized gains (losses) on investments	0.03	0.58	(0.03)	0.02		(0.09)	(0.39)
Total from Investment Activities	0.20	0.96	0.32	0.52		0.35	(0.04)
Distributions:
Net investment income	(0.31)	(0.59)	(0.59)	(0.64)		(0.62)	(0.61)
Total Distributions	(0.31)	(0.59)	(0.59)	(0.64)		(0.62)	(0.61)
Net Asset Value, End of Period	$11.48	$11.59	$11.22	$11.49		$11.61	$11.88
Total Return (excludes contingent deferred sales charge) (a)	1.72%	8.73%	2.82%	4.57	%(b)	3.03%	(0.33)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,100	$14,850	$11,243	$12,790		$17,038	$20,543
Ratio of net expenses to average net assets (c)	1.78%	1.81%	1.82%	1.81%		1.77%	1.70%
Ratio of net investment income to average net assets (c)	2.52%	3.17%	3.04%	4.40%		3.81%	2.81%
Ratio of gross expenses to average net assets (c) (d)	1.78%	1.81%	1.85%	1.81%		1.87%	2.01%
Ratio of net investment income to average net assets (c) (d)	2.52%	3.17%	3.01%	4.40%		3.71%	2.50%
Portfolio turnover (e)	15%	55%	38%	75%		30%	20%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.63	$11.25	$11.53	$11.64		$11.91	$12.56
Investment Activities:
Net investment income	0.19	0.46	0.43	0.60		0.52	0.40
Net realized and unrealized gains (losses) on investments	0.05	0.60	(0.02)	0.02		(0.09)	(0.37)
Total from Investment Activities	0.24	1.06	0.41	0.62		0.43	0.03
Distributions:
Net investment income	(0.35)	(0.68)	(0.69)	(0.73)		(0.70)	(0.68)
Total Distributions	(0.35)	(0.68)	(0.69)	(0.73)		(0.70)	(0.68)
Net Asset Value, End of Period	$11.52	$11.63	$11.25	$11.53		$11.64	$11.91
Total Return (a)	2.06%	9.65%	3.57%	5.54	%(b)	3.75%	0.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$81,974	$79,934	$81,191	$97,572		$120,704	$151,123
Ratio of net expenses to average net assets (c)	0.97%	1.00%	1.00%	0.96%		1.07%	1.10%
Ratio of net investment income to average net assets (c)	3.28%	3.97%	3.85%	5.26%		4.51%	3.41%
Ratio of gross expenses to average net assets (c) (d)	0.97%	1.00%	1.00%	0.96%		1.07%	1.13%
Ratio of net investment income to average net assets (c) (d)	3.28%	3.97%	3.85%	5.26%		4.51%	3.38%
Portfolio turnover (e)	15%	55%	38%	75%		30%	20%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.3%)
Alabama (4.8%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$500	$506
Alabama State University Revenue, 4.00%, 9/1/19, Insured by Assured Guaranty	830	858
Birmingham Waterworks Board Water Revenue, Series A 4.38%, 1/1/25, Callable 1/1/19 @ 100, Insured by Assured Guaranty	500	504
4.63%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	400	404
Jacksonville State University Revenue 3.00%, 12/1/14, Insured by Assured Guaranty	750	773
4.00%, 12/1/15, Insured by Assured Guaranty	450	480
Mobile Public Educational Building Authority Revenue, Series A, 4.75%, 3/1/29, Callable 3/1/18 @ 100, Insured by Assured Guaranty	1,625	1,664
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,074
		6,263
Alaska (2.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A 4.50%, 4/1/15, AGM	2,000	2,088
5.13%, 4/1/19, AGM	500	528
		2,616
Arizona (5.3%):
Arizona State Certificates, Series A, 4.00%, 10/1/19, AGM	1,000	1,010
Cochise County Unified School District Number 27 Douglas, School Improvement Project of 2009, GO 3.50%, 7/1/17, AGM	225	225
4.00%, 7/1/20, AGM	190	189
Coconino & Yavapai Counties Joint Unified School District Number 9, School Improvement Project of 2007, GO, Series C, 6.63%, 7/1/11, Insured by Assured Guaranty	1,400	1,491
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project 4.00%, 7/1/11	270	278
4.00%, 7/1/12	540	565
4.50%, 7/1/15	200	214
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	573
Pima County Metropolitan Domestic Water Improvement District Water Revenue 3.00%, 1/1/15, AGM	500	514
3.00%, 1/1/16, AGM	1,665	1,691
Pima County Unified School District Number 20, Vail School Improvements, Series C, GO, 4.50%, 7/1/15, AGM	220	242
		6,992
California (15.2%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE (a)	4,575	5,140

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	$425	$437
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	1,500	1,515
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	522
Gold Oak Unified School District, Series A, GO 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	274
5.40%, 8/1/29, Callable 8/1/19 @ 100, Insured by Assured Guaranty	285	305
5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	629
Hartnell Community College District, Series B, GO, 5.00%, 6/1/31, Callable 6/1/16 @ 100, AGM	860	873
Hawthorne School District, GO, 5.00%, 8/1/34, Callable 8/1/19 @ 100, Insured by Assured Guaranty	750	750
Live Oak School District Certificates, 5.88%, 8/1/39, Callable 8/1/19 @ 100, Insured by Assured Guaranty	150	157
San Diego Unified School District, Series D, GO, 4.75%, 7/1/27, Callable 7/1/15 @ 101, AGM	20	20
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,305
Victor Elementary School District, Series A, GO 4.00%, 8/1/17, AGM	650	683
4.00%, 8/1/18, AGM	500	520
4.00%, 8/1/19, AGM	300	308
5.13%, 8/1/34, AGM	2,000	2,042
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	3,000	3,019
Woodland Joint Unified School District, GO, 3.00%, 8/1/17, Insured by Assured Guaranty	905	912
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	555	549
		19,960
Colorado (0.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	500	526
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	521
		1,047
Florida (8.6%):
Florida State Board of Education, GO Series C, 5.00%, 6/1/16	3,065	3,507
Series 2008-C, 5.00%, 6/1/16	4,270	4,886
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,985	1,965
Port St. Lucie Utility Revenue, 4.50%, 9/1/25, Callable 9/1/18 @ 100, Insured by Assured Guaranty	975	987
		11,345

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Georgia (2.4%):
Dahlonega Downtown Development Authority Revenue, PHD LLC Project, 5.25%, 7/1/40, Callable 7/1/19 @ 100, Insured by Assured Guaranty	$980	$1,001
Spalding County, GO 3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,061
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,089
		3,151
Illinois (7.7%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM	1,000	1,080
Illinois State, GO 5.00%, 1/1/16, AGM	5,000	5,515
Series B, 3.00%, 6/15/17	450	441
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	2,000	2,113
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	1,057
		10,206
Indiana (2.3%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage 4.50%, 1/15/17, AGM/State Aid Withholding	250	273
4.50%, 7/15/17, AGM/State Aid Withholding	250	273
Fort Wayne Economic Development Income Tax Revenue, 5.00%, 12/1/28, Callable 6/1/19 @ 100, Insured by Assured Guaranty	500	516
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,619
Jeffersonville Industrial Sewage Works Revenue, 3.63%, 1/1/17, AGM	390	400
		3,081
Kansas (1.3%):
Wichita Hospital Revenue, VIA Christi Health System, Inc. 3.00%, 11/15/11	500	513
4.00%, 11/15/12	650	687
4.00%, 11/15/18	500	501
		1,701
Maine (1.1%):
Westbrook, GO 5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	735
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	751
		1,486
Massachusetts (1.2%):
Springfield Water & Sewer Commission Revenue, Series A, 5.00%, 10/15/10, Insured by Assured Guaranty	475	485
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	1,000	1,040
		1,525

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Michigan (1.7%):
Big Rapids Public School District, GO, 4.00%, 5/1/17, Insured by Assured Guaranty/Q-SBLF	$155	$161
Ferris State University Revenue, 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	830	864
Northview Public Schools District, GO 3.50%, 5/1/10, AGM/Q-SBLF	400	400
4.00%, 5/1/15, AGM/Q-SBLF	250	266
State Building Authority Revenue, Facilities Project, Series 2, 5.00%, 10/15/29, Callable 10/15/13 @ 100, AGC-ICC/MBIA	325	331
West Bloomfield School District, GO, 3.63%, 5/1/17, Insured by Assured Guaranty	175	181
		2,203
Minnesota (1.6%):
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems Revenue, Children's Health Care, Series B, 4.00%, 8/15/16, AGM	350	364
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	1,250	1,341
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	352
		2,057
Missouri (0.6%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	269
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	546
		815
Nevada (4.8%):
Nevada State, Series E, GO, 5.00%, 3/1/16, AGM	4,000	4,494
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,779
		6,273
New Jersey (5.7%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	547
New Jersey Health Care Facilities Financing Authority Revenue, Catholic Health East 4.25%, 11/15/21, Callable 11/15/20 @ 100	780	760
4.38%, 11/15/22, Callable 11/15/20 @ 100	565	553
4.50%, 11/15/23, Callable 11/15/20 @ 100	645	633
4.75%, 11/15/29, Callable 11/15/20 @ 100	800	774
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,419
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	950	1,028
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	1,000	1,029

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center 4.00%, 7/1/10	$290	$291
4.00%, 7/1/11	400	412
		7,446
New York (4.1%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	1,000	1,047
Rockland County, GO, 3.00%, 5/1/16, Insured by Assured Guaranty	2,000	2,059
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	450	462
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,384
Western Nassau County Water Authority Revenue, Series A 3.50%, 4/1/16, AGM	250	257
4.00%, 4/1/18, AGM	250	259
		5,468
North Carolina (3.1%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	794
North Carolina Medical Care Commission Hospital Revenue, The North Carolina Baptist Hospitals, Inc., 4.75%, 6/1/30, Callable 6/1/20 @ 100	400	405
North Carolina State, Series A, GO, 5.00%, 3/1/16	2,500	2,896
		4,095
Ohio (4.7%):
Harrison, GO 5.45%, 12/1/10, NATL-RE/FGIC	150	154
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	258
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,034
Ohio State, Series A, GO, 2.25%, 9/15/12	250	258
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,049
State Water Development Authority Water Pollution Control Revenue, 2.50%, 12/1/15	750	770
University of Toledo Revenue, Series A, 3.00%, 6/1/14	2,595	2,664
		6,187
Pennsylvania (5.8%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	535
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	532
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC/State Aid Withholding	250	254
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,165
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, NATL-RE	250	258

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Philadelphia Water & Wastewater Revenue, Series A, 3.00%, 6/15/16, AGM	$2,125	$2,138
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	116
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,156
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, AGM	1,440	1,486
		7,640
South Carolina (0.6%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	357
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	502
		859
South Dakota (0.0%):
State Building Authority Revenue, 4.50%, 6/1/28, Callable 6/1/18 @ 100, AGM	25	25
Texas (9.4%):
Bexar County, GO, Series A, 4.75%, 6/15/33, Callable 6/15/19 @ 100	1,000	1,011
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	975
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,727
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty	750	791
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	684
Katy Independent School District, GO, Series A, 4.00%, 2/15/16, PSF-GTD	500	548
Laredo Community College District Revenue 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM (b)	1,125	1,141
5.25%, 8/1/35, Callable 8/1/20 @ 100, AGM (b)	625	637
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,630
Texas Womans University Financing System Revenue, 5.00%, 7/1/28, Callable 7/1/18 @ 100, AGM	250	262
		12,406
Washington (0.9%):
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, AGM/School Board Guaranty	1,115	1,225
West Virginia (0.6%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	809
Total Municipal Bonds (Cost $121,773)		126,881

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (4.3%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.16% (c)	1,000,000	$1,000
Fidelity Institutional Tax Exempt Fund, 0.12% (c)	4,599,474	4,599
Total Investment Companies (Cost $5,599)		5,599
Total Investments (Cost $127,372) — 100.6%		132,480
Liabilities in excess of other assets — (0.6)%		(814)
NET ASSETS — 100.0%		$131,666

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Security purchased on a "when-issued" basis.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation.

AMBAC — Insured by American Municipal Bond Assurance Corporation.

FGIC — Insured by Financial Guaranty Insurance Company.

GO — General Obligation

GTD — Guaranteed

GTY — Guaranty

LLC — Limited Liability Co.

MBIA — Insured by Municipal Bond Insurance Association

NATL-RE — Insured by National Reinsurance Corp.

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified-School Bond Loan Fund

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.1%)
General Obligations (49.3%):
County, City & Special District (9.1%):
Cincinnati, Series A 3.00%, 12/1/17	$105	$107
4.50%, 12/1/29, Callable 6/1/19 @ 100	450	456
Cleveland, 5.75%, 8/1/12, MBIA	875	967
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	255
Greene County 4.50%, 12/1/35, Callable 12/1/20 @ 100	810	809
4.63%, 12/1/39, Callable 12/1/20 @100	570	564
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,225
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	521
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	829
Summit County, Series R 5.50%, 12/1/13, FGIC	250	285
5.50%, 12/1/16, FGIC	535	627
5.50%, 12/1/17, FGIC	930	1,094
5.50%, 12/1/18, FGIC	1,095	1,292
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,450
Warren County Special Assessment, 6.55%, 12/1/14	450	504
		10,985
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	694
Public Improvements (4.9%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101 (a)	510	531
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, Insured by Assured Guaranty	185	206
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	393
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	553
State Infrastructure, Series A, 3.13%, 8/1/19	550	552
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,249
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	434
		5,918
Schools & Educational Services (34.0%):
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	521
Chillicothe City School District 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC (a)	1,145	1,322
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,438
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,842
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	979
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, AGM	355	369
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	527
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, AGM	955	1,014
3.75%, 12/1/17, AGM	1,245	1,310
4.75%, 12/1/21, AGM	1,455	918
4.95%, 12/1/23, AGM	1,455	822

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Fairfield City School District, 7.45%, 12/1/14, FGIC	$1,000	$1,144
Hamilton City School District Improvements, Series A 5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,291
6.15%, 12/1/16, State Aid Withholding	600	723
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, AGM	1,500	1,547
Knox County, 3.50%, 12/1/17, AGM (b)	300	307
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,708
Lima City School District 6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,076
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,341
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	240
Marysville Exempt Village School District 3.50%, 12/1/10, AGM	1,005	1,023
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	658
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	756
Milford Exempt Village School District, School Improvement 4.75%, 12/1/26, Callable 6/1/17 @ 100, AGM	500	513
5.50%, 12/1/30, AGM	325	383
Minerva Local School District 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,407
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,507
Nordonia Hills City School District 5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,560
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,560
Ohio Schools, Series A, 4.00%, 9/15/18	3,000	3,247
Ohio State Higher Education, Series A, 3.00%, 8/1/18	450	452
Sidney City School District, 4.70%, 12/1/11, FGIC	200	212
Sylvania City School District, School Improvement 4.00%, 12/1/17, Insured by Assured Guaranty	1,040	807
5.00%, 12/1/32, Callable 6/1/17 @ 100, Insured by Assured Guaranty	2,000	2,070
Vandalia Butler City School Disrtict, School Improvement, 5.00%, 12/1/29, Callable 6/1/19 @ 100	1,000	1,053
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,445
		41,123
Utilities (Sewers, Telephone, Electric) (0.7%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	225	255
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	601
		856
		59,576
Revenue Bonds (47.8%):
Hospitals, Nursing Homes & Health Care (15.8%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A 5.00%, 1/1/11	500	509
5.00%, 1/1/14	430	454

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20 (b)	$1,200	$1,182
Series A 4.75%, 6/1/35, Callable 6/1/15 @ 100 (b)	2,390	2,295
5.00%, 6/1/38, Callable 6/1/20 @ 100 (b)	3,505	3,499
Franklin County Hospital Revenue, Nationwide Children's Hospital, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,514
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,432
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, AGM	250	252
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	1,016
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,792
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,340	2,375
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	527
State Hospital Facility Revenue, Cleveland Clinic Foundation, Series A, 5.50%, 1/1/39, Callable 1/1/19 @ 100	2,500	2,612
		19,459
Housing (3.2%):
State Housing Finance Agency, Capital Fund Revenue, Series A 4.50%, 4/1/11, AGM	695	720
5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,163
		3,883
Public Improvements (5.7%):
Cleveland Airport System Revenue, Series C 4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,054
5.00%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	2,500	2,565
Greene County, Sewer System Revenue 3.50%, 12/1/19, AGM	300	300
4.50%, 12/1/30, Callable 12/1/20 @ 100, AGM	1,465	1,432
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	644
Wadsworth Income Tax Revenue, Community Centre Project, 4.50%, 12/1/38, Callable 6/1/2019 @ 100	960	954
		6,949
Schools & Educational Services (18.7%):
Bowling Green State University Revenue, Series A, 3.00%, 6/1/16	1,270	1,257
Cincinnati Technical College 5.00%, 10/1/10, AMBAC	500	508
5.00%, 10/1/12, AMBAC	650	696
Kent State University Revenue, Series B, 5.00%, 5/1/28, Callable 5/1/19 @ 100, Insured by Assured Guaranty (a)	5,000	5,240
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.00%, 11/15/12	400	431
5.00%, 11/15/13	250	274

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
5.50%, 11/15/17, Callable 11/15/13 @ 100	$420	$448
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	356
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	652
State University General Receipts, Series A, 3.00%, 12/1/17	5,000	5,082
University of Toledo General Receipts Bonds, Series A 3.25%, 6/1/11, Insured by Assured Guaranty	275	283
3.50%, 6/1/16	2,260	2,312
Westerville City School District Special Obligation, 3.00%, 12/1/16	1,000	1,015
Youngstown State University General Receipts 4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,244
4.00%, 12/15/16, Insured by Assured Guaranty	500	527
4.13%, 12/15/17, Insured by Assured Guaranty	435	458
4.38%, 12/15/18, Insured by Assured Guaranty	685	727
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,066
		22,576
Transportation (1.2%):
Cleveland Airport Systems Revenue, Series C, 5.00%, 1/1/31, Callable 1/1/17 @ 100, AGM	1,500	1,513
Utilities (Sewers, Telephone, Electric) (0.3%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	306
Utilities-Water (2.9%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC (a)	1,250	1,251
Avon Lake Water System Revenue, Series A 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	429
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	455
Napoleon Water System Revenue, 3.75%, 12/1/13, AGM	140	149
Warren County Waterworks Revenue, Warren County Water District 5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	705
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	465
		3,454
		57,791
Total Municipal Bonds (Cost $111,906)		117,716
Investment Companies (6.9%)
Touchstone Ohio Money Market Fund, 0.05% (c)	8,373,795	8,374
Total Investment Companies (Cost $8,374)		8,374
Total Investments (Cost $120,280) — 104.0%		126,090
Liabilities in excess of other assets — (4.0)%		(5,532)
NET ASSETS — 100.0%		$120,558

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Security purchased on a "when-issued" basis.

(c)  Rate disclosed is the daily yield on 4/30/10.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation.

AMBAC — Insured by American Municipal Bond Assurance Corporation.

FGIC — Insured by Financial Guaranty Insurance Company.

MBIA — Insured by Municipal Bond Insurance Association

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $127,372 and $120,280)	$132,480	$126,090
Cash	50	50
Interest and dividends receivable	1,475	1,783
Receivable for capital shares issued	208	7
Receivable for investments sold	102	990
Receivable from Adviser	5	—
Prepaid expenses	18	10
Total Assets	134,338	128,930
LIABILITIES:
Payable for investments purchased	1,752	7,866
Payable for capital shares redeemed	804	45
Securities purchased payable	—	347
Accrued expenses and other payables:
Investment advisory fees	58	54
Administration fees	10	9
Custodian fees	2	2
Transfer agent fees	8	5
Shareholder servicing fees	26	26
Other accrued expenses	12	18
Total Liabilities	2,672	8,372
NET ASSETS:
Capital	125,564	113,933
Accumulated undistributed net investment income	113	107
Accumulated net realized gains from investments	881	708
Net unrealized appreciation on investments	5,108	5,810
Net Assets	$131,666	$120,558
Net Assets
Class A Shares	$131,666	$120,558
Total	$131,666	$120,558
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	11,725	10,233
Total	11,725	10,233
Net asset value and redemption price per share:
Class A Shares	$11.23	$11.78
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.46	$12.02

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$2,272	$2,441
Dividend income	3	2
Total Income	2,275	2,443
Expenses:
Investment advisory fees	334	326
Administration fees	68	66
Shareholder servicing fees — Class A Shares	152	148
Custodian fees	9	8
Transfer agent fees	22	18
Trustees' fees	5	5
Legal and audit fees	6	7
Other expenses	32	19
Total Expenses	628	597
Expenses waived/reimbursed by Adviser	(23)	—
Net Expenses	605	597
Net Investment Income	1,670	1,846
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	865	705
Net change in unrealized appreciation/depreciation on investments	600	631
Net realized/unrealized gains from investments	1,465	1,336
Change in net assets resulting from operations	$3,135	$3,182

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Six Months Ended April 30, 2010	Year Ended October 31, 2009
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,670	$2,968	$1,846	$3,853
Net realized gains from investment transactions	865	1,937	705	2,419
Net change in unrealized appreciation/depreciation on investments	600	5,633	631	4,394
Change in net assets resulting from operations	3,135	10,538	3,182	10,666
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,659)	(2,956)	(1,853)	(3,869)
From net realized gains:
Class A Shares	(1,765)	—	(2,264)	—
Change in net assets resulting from distributions to shareholders	(3,424)	(2,956)	(4,117)	(3,869)
Change in net assets from capital transactions	20,861	34,497	2,898	4,035
Change in net assets	20,572	42,079	1,963	10,832
Net Assets:
Beginning of period	111,094	69,015	118,595	107,763
End of period	$131,666	$111,094	$120,558	$118,595
Accumulated undistributed net investment income	$113	$102	$107	$114
Capital Transactions:
Class A Shares
Proceeds from shares issued	$40,557	$102,885	$9,271	$19,860
Dividends reinvested	2,883	2,547	3,472	3,102
Cost of shares redeemed	(22,579)	(70,935)	(9,845)	(18,927)
Change in net assets from capital transactions	$20,861	$34,497	$2,898	$4,035
Share Transactions:
Class A Shares
Issued	3,610	9,417	782	1,687
Reinvested	258	233	296	264
Redeemed	(2,013)	(6,451)	(830)	(1,606)
Change in Shares	1,855	3,199	248	345

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.26	$10.35	$10.77	$10.89		$10.78	$11.06
Investment Activities:
Net investment income	0.15	0.33	0.36	0.37		0.35	0.30
Net realized and unrealized gains (losses) on investments	0.14	0.91	(0.42)	(0.08)		0.17	(0.14)
Total from Investment Activities	0.29	1.24	(0.06)	0.29		0.52	0.16
Distributions:
Net investment income	(0.15)	(0.33)	(0.36)	(0.37)		(0.35)	(0.30)
Net realized gains from investments	(0.17)	—	—	(0.04)		(0.06)	(0.14)
Total Distributions	(0.32)	(0.33)	(0.36)	(0.41)		(0.41)	(0.44)
Net Asset Value, End of Period	$11.23	$11.26	$10.35	$10.77		$10.89	$10.78
Total Return (excludes sales charge) (a)	2.61%	12.16%	(0.65)%	2.73	%(b)	5.01%	1.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$131,666	$111,094	$69,015	$70,612		$68,348	$67,298
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%		1.01%	1.01%
Ratio of net investment income to average net assets (c)	2.74%	3.06%	3.31%	3.39%		3.27%	2.73%
Ratio of gross expenses to average net assets (c) (d)	1.03%	1.03%	1.05%	1.04%		1.15%	1.24%
Ratio of net investment income to average net assets (c) (d)	2.71%	3.03%	3.26%	3.35%		3.13%	2.50%
Portfolio turnover (e)	44%	114%	230%	138%		113%	104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88	$11.18	$11.56	$11.69		$11.74	$12.07
Investment Activities:
Net investment income	0.18	0.39	0.41	0.42		0.40	0.38
Net realized and unrealized gains (losses) on investments	0.13	0.70	(0.38)	(0.11)		0.09	(0.27)
Total from Investment Activities	0.31	1.09	0.03	0.31		0.49	0.11
Distributions:
Net investment income	(0.18)	(0.39)	(0.41)	(0.41)		(0.40)	(0.38)
Net realized gains from investments	(0.23)	—	—	(0.03)		(0.14)	(0.06)
Total Distributions	(0.41)	(0.39)	(0.41)	(0.44)		(0.54)	(0.44)
Net Asset Value, End of Period	$11.78	$11.88	$11.18	$11.56		$11.69	$11.74
Total Return (excludes sales charge) (a)	2.67%	9.86%	0.17%	2.77	%(b)	4.35%	0.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$120,558	$118,595	$107,763	$111,055		$112,302	$140,827
Ratio of net expenses to average net assets (c)	1.01%	1.01%	1.01%	0.99%		1.06%	1.10%
Ratio of net investment income to average net assets (c)	3.11%	3.32%	3.49%	3.58%		3.45%	3.20%
Ratio of gross expenses to average net assets (c) (d)	1.01%	1.01%	1.01%	0.99%		1.06%	1.13%
Ratio of net investment income to average net assets (c) (d)	3.11%	3.32%	3.49%	3.58%		3.45%	3.17%
Portfolio turnover (e)	28%	53%	86%	63%		56%	32%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management, Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank, N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (90.2%)
Australia (2.1%):
Commercial Services (0.7%):
Leighton Holdings Ltd.	11,363	$384
Mining (1.4%):
Macarthur Coal Ltd.	9,976	139
Rio Tinto Ltd.	10,670	694
		833
		1,217
Austria (0.8%):
Steel (0.8%):
Voestalpine AG	12,306	464
Belgium (2.5%):
Beverages (1.6%):
Anheuser-Busch InBev NV	19,751	961
Wire & Cable Products (0.9%):
Bekaert NV	2,776	494
		1,455
Bermuda (2.8%):
Commercial Services (1.1%):
Noble Group Ltd.	293,000	634
Financial Services (1.7%):
Credicorp Ltd.	11,272	979
		1,613
Brazil (5.5%):
Banks (1.4%):
Banco Bradesco SA, Sponsored ADR	27,490	512
Banco do Estado do Rio Grande do Sul SA	39,600	305
		817
Financial Services (1.0%):
CETIP SA	76,700	583
Minerals (0.6%):
Vale SA, Sponsored ADR	12,151	372
Oil & Gas Exploration — Production & Services (1.4%):
Petroleo Brasileiro SA, ADR	19,482	827
Pharmaceuticals (0.3%):
Hypermarcas SA (b)	12,000	164
Steel (0.8%):
Usinas Siderurgicas de Minas Gerais SA, Class A	13,600	445
		3,208

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)

Canada (1.8%):
Chemicals (1.1%):
Agrium, Inc.	4,094	$256
Potash Corp. of Saskatchewan, Inc.	3,333	368
		624
Oil & Gas Exploration — Production & Services (0.7%):
Petrobank Energy & Resources Ltd.	8,595	433
		1,057
Cayman Islands (0.9%):
Health Care (0.9%):
Hengan International Group Co. Ltd.	70,000	536
China (2.0%):
Auto Parts & Equipment (0.8%):
Dongfeng Motor Group Co. Ltd., Class H	360,000	507
Pharmaceuticals (1.2%):
Sinopharm Medicine Holding Co. Ltd., Class H	154,000	693
		1,200
Colombia (0.5%):
Banks (0.5%):
Bancolombia SA, Sponsored ADR	6,467	302
Denmark (2.4%):
Engineering (0.5%):
FLSmidth & Co. A/S	3,630	276
Pharmaceuticals (1.9%):
Novo Nordisk A/S, Class B	14,101	1,152
		1,428
Finland (1.9%):
Electric Integrated (0.5%):
Fortum Oyj	10,570	274
Insurance (0.7%):
Sampo Oyj	17,078	421
Machine — Diversified (0.7%):
Metso Corp.	11,491	444
		1,139
France (3.8%):
Banks (1.2%):
BNP Paribas	10,272	706
Insurance (0.9%):
AXA SA	26,904	535
Power (0.9%):
Schneider Electric SA	4,514	516

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Steel (0.8%):
Vallourec SA	2,363	$472
		2,229
Germany (4.8%):
Aerospace/Defense (1.0%):
MTU Aero Engines Holding AG	10,363	571
Chemicals (2.3%):
BASF SE	5,202	305
Bayer AG	11,822	759
Lanxess AG	6,594	312
		1,376
Insurance (1.5%):
Allianz SE	3,161	362
Hannover Rueckversicherung AG (b)	10,399	490
		852
		2,799
Hong Kong (1.8%):
Oil & Gas Exploration — Production & Services (0.9%):
CNOOC Ltd.	285,000	504
Retail — Apparel/Shoe (0.9%):
Esprit Holdings Ltd.	74,823	535
		1,039
Hungary (0.7%):
Banks (0.7%)
OTP Bank PLC	12,551	442
India (2.1%):
Banks (2.1%):
Punjab National Bank Ltd.	51,554	1,146
Israel (3.8%):
Pharmaceuticals (2.9%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	28,704	1,686
Telecommunications (0.9%):
Bezeq Israeli Telecommunication Corp. Ltd.	209,835	510
		2,196
Italy (1.4%):
Banks (0.7%):
UniCredit SpA (b)	153,226	402
Wire & Cable Products (0.7%):
Prysmian SpA	22,948	412
		814

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Japan (8.6%):
Electrical Components & Equipment (1.7%):
Makita Corp.	20,300	$629
Mitsubishi Electric Corp.	43,000	384
		1,013
General (0.9%):
Mitsui & Co. Ltd.	33,300	503
Machinery — Construction & Mining (0.9%):
Komatsu Ltd.	24,600	497
Manufacturing — Diversified (1.2%):
Mitsubishi Corp.	30,000	712
Office Equipment & Supplies (1.9%):
CANON, Inc.	24,200	1,105
Real Estate Services (0.4%):
Daito Trust Construction Co., Ltd.	4,900	262
Steel (1.6%):
JFE Holdings, Inc.	25,700	926
		5,018
Jersey (0.6%):
Oilfield Services & Equipment (0.6%):
Petrofac Ltd.	20,944	364
Luxembourg (1.8%):
Cosmetics & Toiletries (0.2%):
L'Occitane International SA (b)	58,000	113
Steel (0.7%):
ArcelorMittal	9,870	389
Telecommunications — Cellular (0.9%):
Millicom International Cellular SA	6,076	536
		1,038
Mexico (1.3%):
Banks (0.8%):
Grupo Financiero Banorte S.A.B. de C.V.	114,300	459
Metals (0.5%):
Grupo Mexico S.A.B. de C.V., Series B	107,500	284
		743
Norway (1.6%):
Oil Companies — Integrated (0.8%):
StatoilHydro ASA	19,100	461
Oilfield Services & Equipment (0.8%):
Petroleum Geo-Services ASA (b)	33,500	458
		919

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Russian Federation (2.7%):
Banks (0.9%):
Sberbank, CLS	192,088	$517
Metals (0.5%):
Novolipetsk Steel	8,080	289
Oil Companies — Integrated (0.8%):
LUKOIL Oil Co., Sponsored ADR	8,450	482
Telecommunications (0.5%):
Mobile TeleSystems, Sponsored ADR	5,735	317
		1,605
Singapore (1.3%):
Manufacturing — Diversified (0.9%):
Keppel Corp. Ltd.	73,000	519
Shipbuilding (0.4%):
SembCorp Marine Ltd.	87,000	267
		786
Spain (1.2%):
Banks (0.4%):
Banco Santander SA	18,494	232
Engineering (0.8%):
Tecnicas Reunidas SA	7,670	468
		700
Sweden (0.7%):
Steel (0.7%):
SSAB AB, Class A	23,338	413
Switzerland (8.9%):
Chemicals (2.0%):
Clariant AG (b)	42,490	587
Syngenta AG	2,333	592
		1,179
Engineering (1.0%):
ABB Ltd.	31,512	607
Financial Services (1.8%):
Credit Suisse Group AG	11,089	507
Zurich Financial Services AG	2,433	543
		1,050
Food Processing & Packaging (2.0%):
Nestle SA	23,586	1,152
Pharmaceuticals (2.1%):
Roche Holding AG	7,565	1,195
		5,183

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Turkey (1.4%):
Automotive Parts (0.5%):
Koc Holding AS (b)	67,234	$258
Banks (0.9%):
Turkiye Garanti Bankasi A.S.	58,907	286
Turkiye Halk Bankasi A.S.	32,973	260
		546
		804
United Kingdom (15.9%):
Banks (2.6%):
Barclays PLC	109,172	559
Standard Chartered PLC	35,279	940
		1,499
Commercial Services (1.0%):
AMEC PLC	48,159	607
Financial Services (1.8%):
HSBC Holdings PLC	104,034	1,060
Food Service (1.8%):
Compass Group PLC	125,253	1,022
Human Resources (0.7%):
Hays PLC	252,405	431
Manufacturing — Diversified (0.6%):
IMI PLC	29,948	323
Metals (0.7%):
Antofagasta PLC	24,858	379
Minerals (1.4%):
BHP Billiton PLC	27,452	843
Oil Companies — Integrated (1.3%):
BP PLC	54,673	476
Tullow Oil PLC	14,601	253
		729
Retail — Apparel/Shoe (1.0%):
Next PLC	17,383	610
Retail — Department Stores (0.8%):
Marks & Spencer Group PLC	83,753	469
Semiconductors (0.8%):
ARM Holdings PLC	127,044	492
Software (1.4%):
Autonomy Corp. PLC (b)	29,733	818
		9,282
United States (2.6%):
Telecommunications — Cellular (1.2%):
NII Holdings, Inc. (b)	16,302	692

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Tobacco (1.4%):
Philip Morris International, Inc.	17,042	$836
		1,528
Total Common Stocks (Cost $43,194)		52,667
Exchange Traded Funds (5.3%)
Japan (2.3%):
Nikkei 225	11,244	1,339
United States (3.0%):
iShares MSCI Japan Index Fund	169,605	1,762
Total Exchange Traded Funds (Cost $2,793)		3,101
Cash Equivalents (3.4%)
United States (3.4%):
Citibank Money Market Deposit Account, 0.05% (c)	1,957,000	1,957
Total Cash Equivalents (Cost $1,956)		1,957
Total Investments (Cost $47,943) — 98.8%		57,725
Other assets in excess of liabilities — 1.2%		726
NET ASSETS — 100.0%		$58,451

(a)  All securities, except those traded on United States (e.g., ADRs) or Canadian exchanges, were fair valued at April 30, 2010.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

ADR — American Depositary Receipt

PLC — Public Liability Co.

At April 30, 2010, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	5/4/10	(157)	$(146)	$(146)	$—	(a)
Euro	5/3/10	(626)	(822)	(833)	(11)
Total Short Contracts			$(968)	$(979)	$(11)
Long:
Swiss Franc	5/5/10	(319)	$297	$297	$—	(a)
Hong Kong Dollar	5/7/10	883	114	114	—	(a)
Total Long Contracts			$411	$411	$—	(a)

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.3%)
Australia (1.8%):
Mining (1.8%):
Rio Tinto Ltd.	15,921	$1,035
Austria (1.3%):
Steel (1.3%):
Voestalpine AG	20,077	758
Belgium (1.9%):
Beverages (1.9%):
Anheuser-Busch InBev NV	22,216	1,081
Bermuda (4.5%):
Commercial Services (2.2%):
Noble Group Ltd.	583,000	1,262
Financial Services (2.3%):
Credicorp Ltd.	15,423	1,339
		2,601
Brazil (6.2%):
Banks (1.6%):
Banco Bradesco SA, Sponsored ADR	48,666	906
Financial Services (1.3%):
CETIP SA	103,300	785
Minerals (1.4%):
Vale SA, Sponsored ADR	26,228	803
Oil & Gas Exploration — Production & Services (1.6%):
Petroleo Brasileiro SA, ADR	21,900	929
Pharmaceuticals (0.3%):
Hypermarcas SA (b)	12,000	165
		3,588
Canada (1.6%):
Chemicals (0.8%):
Potash Corp. of Saskatchewan, Inc.	3,941	435
Oil & Gas Exploration — Production & Services (0.8%):
Petrobank Energy & Resources Ltd.	9,647	487
		922
Cayman Islands (1.4%):
Health Care (1.4%):
Hengan International Group Co. Ltd.	107,000	820
China (2.9%):
Auto Parts & Equipment (1.3%):
Dongfeng Motor Group Co. Ltd., Class H	532,000	749

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Pharmaceuticals (1.6%):
Sinopharm Medicine Holding Co. Ltd., Class H	201,600	$907
		1,656
Denmark (2.1%):
Pharmaceuticals (2.1%):
Novo Nordisk A/S, Class B	15,249	1,246
Finland (1.2%):
Machine — Diversified (1.2%):
Metso Corp.	17,859	689
France (3.4%):
Banks (1.6%):
BNP Paribas	13,666	939
Steel (1.8%):
Vallourec SA	5,088	1,017
		1,956
Germany (4.8%):
Aerospace/Defense (1.5%):
MTU Aero Engines Holding AG	15,448	851
Chemicals (3.3%):
BASF SE	13,265	778
Bayer AG	17,927	1,151
		2,780
Hong Kong (2.4%):
Oil & Gas Exploration — Production & Services (1.0%):
CNOOC Ltd.	347,000	613
Retail — Apparel/Shoe (1.4%):
Esprit Holdings Ltd.	110,591	792
		1,405
Hungary (1.0%):
Banks (1.0%):
OTP Bank PLC (b)	16,533	583
India (3.3%):
Banks (3.3%):
Punjab National Bank Ltd.	82,716	1,824
Israel (4.6%):
Pharmaceuticals (3.1%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	30,550	1,794
Telecommunications (1.5%):
Bezeq Israeli Telecommunication Corp. Ltd.	363,692	885
		2,679

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Italy (1.2%):
Wire & Cable Products (1.2%):
Prysmian SpA	38,621	$694
Japan (8.4%):
Electrical Components & Equipment (1.5%):
Makita Corp.	27,300	847
General (1.2%):
Mitsui & Co. Ltd.	46,000	694
Manufacturing — Diversified (2.0%):
Mitsubishi Corp.	49,400	1,173
Office Equipment & Supplies (1.7%):
CANON, Inc.	21,800	995
Steel (2.0%):
JFE Holdings, Inc.	32,000	1,153
		4,862
Luxembourg (3.1%):
Cosmetics & Toiletries (0.2%):
L'Occitane International SA (b)	58,000	113
Steel (1.1%):
ArcelorMittal	15,721	619
Telecommunications — Cellular (1.8%):
Millicom International Cellular SA	11,872	1,048
		1,780
Mexico (2.2%):
Banks (0.8%):
Grupo Financiero Banorte S.A.B. de C.V.	115,900	466
Metals (1.4%):
Grupo Mexico S.A.B. de C.V., Series B	302,700	799
		1,265
Norway (1.0%):
Oil Companies — Integrated (1.0%):
StatoilHydro ASA	24,850	600
Russian Federation (4.2%):
Banks (1.6%):
Sberbank, CLS	344,991	929
Oil Companies — Integrated (1.5%):
LUKOIL Oil Co., Sponsored ADR	15,500	884
Telecommunications (1.1%):
Mobile TeleSystems, Sponsored ADR	10,784	596
		2,409

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (0.8%):
Shipbuilding (0.8%):
SembCorp Marine Ltd.	146,000	$448
Spain (1.6%):
Banks (0.6%):
Banco Santander SA	27,666	348
Engineering (1.0%):
Tecnicas Reunidas SA	9,456	576
		924
Sweden (1.2%):
Steel (1.2%):
SSAB AB, Class A	39,701	703
		703
Switzerland (9.1%):
Chemicals (3.5%):
Clariant AG (b)	71,018	981
Syngenta AG	3,964	1,007
		1,988
Financial Services (1.4%):
Credit Suisse Group AG	17,599	805
Food Processing & Packaging (2.1%):
Nestle SA	24,832	1,212
Pharmaceuticals (2.1%):
Roche Holding AG	7,815	1,235
		5,240
Turkey (1.0%):
Banks (1.0%):
Turkiye Garanti Bankasi A.S.	114,547	557
United Kingdom (16.6%):
Banks (3.5%):
Barclays PLC	145,995	747
Standard Chartered PLC	47,678	1,271
		2,018
Commercial Services (1.5%):
AMEC PLC	67,703	854
Financial Services (1.7%):
HSBC Holdings PLC	97,998	998
Food Service (2.5%):
Compass Group PLC	175,501	1,432
Human Resources (1.4%):
Hays PLC	491,943	841

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Retail — Apparel/Shoe (1.6%):
Next PLC	25,878	$908
Retail — Department Stores (0.9%):
Marks & Spencer Group PLC	91,687	513
Semiconductors (1.4%):
ARM Holdings PLC	210,090	813
Software (2.1%):
Autonomy Corp. PLC (b)	44,049	1,212
		9,589
United States (2.5%):
Telecommunications — Cellular (0.8%):
NII Holdings, Inc. (b)	11,562	490
Tobacco (1.7%):
Philip Morris International, Inc.	20,102	987
		1,477
Total Common Stocks (Cost $46,469)		56,171
Exchange Traded Funds (1.5%)
Japan (1.5%):
Nikkei 225	7,407	882
Total Exchange Traded Funds (Cost $891)		882
Cash Equivalents (0.4%)
United States (0.4%):
Citibank Money Market Deposit Account, 0.05% (c)	204,720	205
Total Cash Equivalents (Cost $204)		205
Total Investments (Cost $47,564) — 99.0%		57,258
Other assets in excess of liabilities — 1.0%		592
NET ASSETS — 100.0%		$57,850

(a)  All securities, except those traded on United States (e.g., ADRs) or Canadian exchanges, were fair valued at April 30, 2010.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

At April 30, 2010, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	5/4/10	(311)	$(288)	$(288)	$— (a)
Euro	5/3/10	(330)	(433)	(439)	(6)
Japanese Yen	5/10/10	(18,963)	(201)	(202)	(1)
Total Short Contracts			$(922)	$(929)	$(7)
Long:
Swiss Franc	5/5/10	161	$149	$149	$— (a)
Euro	5/4/10	216	288	287	(1)
Hong Kong Dollar	5/7/10	883	114	114	— (a)
Total Long Contracts			$551	$550	$(1)

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.9%)
Australia (1.5%):
Commercial Services (0.7%):
Leighton Holdings Ltd.	979	$33
Mining (0.8%):
Rio Tinto Ltd.	622	41
		74
Austria (0.3%):
Steel (0.3%):
Voestalpine AG	458	17
Belgium (1.1%):
Beverages (1.1%):
Anheuser-Busch InBev NV	1,164	57
Bermuda (3.5%):
Commercial Services (1.4%):
Noble Group Ltd.	33,000	71
Financial Services (2.1%):
Credicorp Ltd.	1,208	105
		176
Brazil (5.0%):
Banks (1.0%):
Banco Bradesco SA, Sponsored ADR	2,790	52
Financial Services (1.0%):
CETIP SA	6,300	48
Minerals (1.1%):
Vale SA, Sponsored ADR	1,768	54
Oil & Gas Exploration — Production & Services (1.2%):
Petroleo Brasileiro SA, ADR	1,486	63
Pharmaceuticals (0.3%):
Hypermarcas SA (b)	1,000	14
Steel (0.4%):
Usinas Siderurgicas de Minas Gerais SA, Class A	600	19
		250
Canada (2.3%):
Banks (0.5%):
Bank of Nova Scotia	503	26
Chemicals (1.5%):
Agrium, Inc.	441	27
Potash Corp. of Saskatchewan, Inc.	434	48
		75

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Oil & Gas Exploration — Production & Services (0.3%):
Petrobank Energy & Resources Ltd.	309	$16
		117
Cayman Islands (1.1%):
Health Care (1.1%):
Hengan International Group Co. Ltd.	7,000	54
China (2.1%):
Auto Parts & Equipment (0.7%):
Dongfeng Motor Group Co. Ltd., Class H	24,000	34
Pharmaceuticals (1.4%):
Sinopharm Medicine Holding Co. Ltd., Class H	15,600	70
		104
Denmark (2.0%):
Pharmaceuticals (2.0%):
Novo Nordisk A/S, Class B	1,207	99
Finland (0.8%):
Machine — Diversified (0.8%):
Metso Corp.	1,100	42
France (1.2%):
Banks (0.4%):
BNP Paribas	315	22
Steel (0.8%):
Vallourec SA	191	38
		60
Germany (2.7%):
Aerospace/Defense (1.0%):
MTU Aero Engines Holding AG	872	48
Chemicals (1.4%):
Bayer AG	1,103	71
Insurance (0.3%):
Hannover Rueckversicherung AG (b)	360	17
		136
Hong Kong (1.5%):
Oil & Gas Exploration — Production & Services (0.8%):
CNOOC Ltd.	23,000	41
Retail — Apparel/Shoe (0.7%):
Esprit Holdings Ltd.	5,100	36
		77
Israel (3.4%):
Pharmaceuticals (2.7%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,342	138

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunications (0.7%):
Bezeq Israeli Telecommunication Corp. Ltd.	13,279	$32
		170
Italy (0.5%):
Wire & Cable Products (0.5%):
Prysmian SpA	1,395	25
Japan (4.4%):
Electrical Components & Equipment (0.5%):
Makita Corp.	800	25
General (0.6%):
Mitsui & Co. Ltd.	2,000	30
Machinery — Construction & Mining (0.5%):
Komatsu Ltd.	1,300	26
Manufacturing — Diversified (0.6%):
Mitsubishi Corp.	1,300	31
Office Equipment & Supplies (2.0%):
CANON, Inc.	2,200	100
Steel (0.2%):
JFE Holdings, Inc.	300	11
		223
Jersey (0.6%):
Oilfield Services & Equipment (0.6%):
Petrofac Ltd.	1,706	30
Luxembourg (2.6%):
Cosmetics & Toiletries (0.9%):
L'Occitane International SA (b)	24,000	46
Steel (0.6%):
ArcelorMittal	755	30
Telecommunications — Cellular (1.1%):
Millicom International Cellular SA	623	55
		131
Mexico (1.3%):
Banks (0.6%):
Grupo Financiero Banorte S.A.B. de C.V.	8,200	33
Metals (0.7%):
Grupo Mexico S.A.B. de C.V., Series B	12,600	33
		66
Russian Federation (2.3%):
Banks (0.8%):
Sberbank, GDR	155	42
Oil Companies — Integrated (0.9%):
LUKOIL Oil Co., Sponsored ADR	800	46

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunications (0.6%):
Mobile TeleSystems, Sponsored ADR	495	$27
		115
Singapore (0.8%):
Manufacturing — Diversified (0.4%):
Keppel Corp. Ltd.	3,000	21
Shipbuilding (0.4%):
SembCorp Marine Ltd.	6,000	19
		40
Spain (0.6%):
Engineering (0.6%):
Tecnicas Reunidas SA	524	32
Sweden (0.4%):
Steel (0.4%):
SSAB AB, Class A	1,150	20
		20
Switzerland (4.1%):
Chemicals (1.1%):
Clariant AG (b)	4,008	55
Engineering (1.0%):
ABB Ltd.	1,819	35
Foster Wheeler AG (b)	455	14
		49
Financial Services (0.3%):
Credit Suisse Group AG	392	18
Food Processing & Packaging (0.8%):
Nestle SA	808	40
Pharmaceuticals (0.9%):
Roche Holding AG	300	47
		209
Turkey (1.2%):
Banks (1.2%):
Turkiye Garanti Bankasi A.S.	8,015	39
Turkiye Halk Bankasi A.S.	2,561	20
		59
		59
United Kingdom (8.3%):
Banks (1.5%):
Barclays PLC	9,084	46
Standard Chartered PLC	1,189	32
		78

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Commercial Services (1.1%):
AMEC PLC	4,400	$56
Financial Services (0.8%):
HSBC Holdings PLC	3,859	39
Food Service (1.2%):
Compass Group PLC	7,186	59
Human Resources (0.4%):
Hays PLC	11,072	19
Minerals (0.7%):
BHP Billiton PLC	1,217	37
Oil Companies — Integrated (0.3%):
Tullow Oil PLC	891	15
Semiconductors (0.8%):
ARM Holdings PLC	10,674	41
Software (1.5%):
Autonomy Corp. PLC (b)	2,788	77
		421
United States (41.6%):
Apparel & Footwear (1.6%):
Coach, Inc.	1,962	82
Banks (3.1%):
Bank of America Corp.	5,360	96
JPMorgan Chase & Co.	884	38
PNC Financial Services Group, Inc.	377	25
		159
Chemicals (1.1%):
Huntsman Corp.	4,730	54
Coal (1.5%):
Walter Energy, Inc.	968	78
Commercial Services (2.7%):
Netflix, Inc. (b)	1,361	134
Computers & Peripherals (8.8%):
Apple Computer, Inc. (b)	218	57
Computer Sciences Corp. (b)	1,009	53
EMC Corp. (b)	2,941	56
Hewlett-Packard Co.	1,244	64
International Business Machines Corp.	294	38
Teradata Corp. (b)	2,726	79
Western Digital Corp. (b)	2,360	97
		444
Cosmetics & Toiletries (1.7%):
Procter & Gamble Co.	1,344	84
Electronics (1.4%):
General Electric Co.	3,825	72

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financial Services (1.4%):
Goldman Sachs Group, Inc.	481	$70
Health Care (1.4%):
Herbalife Ltd.	885	43
Lincare Holdings, Inc. (b)	557	26
		69
Insurance (1.3%):
The Chubb Corp.	631	33
W.R. Berkley Corp.	1,289	35
		68
Machine — Diversified (0.5%):
Flowserve Corp.	235	27
Oil Companies — Integrated (0.8%):
Occidental Petroleum Corp.	451	40
Pharmaceuticals (2.9%):
Johnson & Johnson	1,431	92
Perrigo Co.	869	53
		145
Railroads (0.8%):
CSX Corp.	732	41
Restaurants (1.5%):
McDonald's Corp.	723	51
Yum! Brands, Inc.	588	25
		76
Retail — Apparel/Shoe (0.4%):
Aeropostale, Inc. (b)	611	18
Retail — Discount (3.8%):
Dollar Tree, Inc. (b)	2,084	126
TJX Cos., Inc.	1,377	64
		190
Retail — Specialty Stores (1.3%):
AutoZone, Inc. (b)	221	41
PetSmart, Inc.	755	25
		66
Software & Computer Services (1.0%):
Microsoft Corp.	1,687	52
Telecommunications — Cellular (1.0%):
NII Holdings, Inc. (b)	1,201	51
Tobacco (1.6%):
Philip Morris International, Inc.	1,699	83
		2,103
Total Common Stocks (Cost $4,963)		4,944

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Exchange Traded Funds (1.2%)
United States (1.2%):
iShares S&P India Nifty 50 Index Fund	2,353	$63
Total Exchange Traded Funds (Cost $62)		63
Cash Equivalents (0.1%)
United States (0.1%):
Citibank Money Market Deposit Account, 0.05% (c)	5,075	5
Total Cash Equivalents (Cost $5)		5
Total Investments (Cost $5,030) — 99.2%		5,012
Other assets in excess of liabilities — 0.8%		38
NET ASSETS — 100.0%		$5,050

(a)  All securities, except those traded on United States (e.g., ADRs) or Canadian exchanges, were fair valued at April 30, 2010.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/10.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Liability Co.

At April 30, 2010, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	5/4/10	(11)	$(10)	$(10)	$—	(a)
Euro	5/3/10	(16)	(22)	(22)	$—	(a)
Total Short Contracts			$(32)	$(32)	$—	(a)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund		International Select Fund	Global Equity Fund
ASSETS:
Investments, at value (Cost $47,943, $47,563 and $5,030)	$57,725		$57,258	$5,012
Foreign currency, at value (Cost $2, $33 and $—)	2		33	—
Unrealized appreciation on forward foreign currency exchange contracts	—	(a)	—	— (a)
Dividends receivable	173		193	9
Receivable for investments sold	979		929	97
Reclaims receivable	65		63	1
Receivable from Adviser	1		1	7
Prepaid expenses	18		18	91
Total Assets	58,963		58,495	5,217
LIABILITIES:
Payable for investments purchased	410		551	157
Unrealized depreciation on forward foreign currency exchange contracts	11		8	—
Accrued expenses and other payables:
Investment advisory fees	55		62	3
Administration fees	7		7	2
Custodian fees	12		1	3
Transfer agent fees	1		1	—
12b-1 fees	—		—	1
Other accrued expenses	15		15	1
Total Liabilities	512		645	167
NET ASSETS:
Capital	46,451		46,297	5,022
Accumulated undistributed net investment income	177		270	4
Accumulated net realized gains from investments and foreign currency transactions	2,045		1,593	42
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	9,778		9,690	(18)
Net Assets	$58,451		$57,850	$5,050
Net Assets
Class A Shares	$686		$457	$1,677
Class C Shares	564		574	1,675
Class I Shares	57,201		56,819	1,698
Total	$58,451		$57,850	$5,050
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	50		33	167
Class C Shares	42		44	167
Class I Shares	4,167		4,245	169
Total	4,259		4,322	503
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.65		$13.29	$10.06
Class C Shares (c)	$13.56		$13.22	$10.05
Class I Shares	$13.72		$13.39	$10.06
Maximum sales charge — Class A Shares	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.48		$14.10	$10.67

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2010

(Amounts in Thousands)  (Unaudited)

	International Fund	International Select Fund	Global Equity Fund
Investment Income:
Dividend income	$733	$706	$16
Foreign tax withholding	(74)	(74)	(2)
Total Income	659	632	14
Expenses:
Investment advisory fees	229	228	5
Administration fees	38	37	3
Shareholder servicing fees — Class A Shares	1	1	1
12b-1 fees — Class A Shares	2	2	—	(a)
12b-1 fees — Class C Shares	3	3	2
Custodian fees	17	8	3
Transfer agent fees	5	5	—	(a)
Transfer agent fees — Class I Shares	1	1	—	(a)
Trustees' fees	2	2	—	(a)
Legal and audit fees	1	1	—	(a)
State registration and filing fees	30	30	5
Other expenses	4	3	—	(a)
Total Expenses	333	321	19
Expenses waived/reimbursed by Adviser	(15)	(15)	(9)
Recoupment of expenses previously waived/reimbursed by Adviser	15	23	—
Net Expenses	333	329	10
Net Investment Income	326	303	4
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Transactions:
Net realized gains from investment transactions	2,252	1,741	32
Net realized gains (losses) from foreign currency transactions	(113)	(119)	10
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	382	1,141	(18)
Net realized/unrealized gains from investments and foreign currency transactions	2,521	2,763	24
Change in net assets resulting from operations	$2,847	$3,066	$28

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)	Period Ended April 30, 2010(b)
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$326	$627	$303	$498	$4
Net realized gains from investment transactions and foreign currency transactions	2,139	659	1,622	1,584	42
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	382	9,396	1,141	8,549	(18)
Change in net assets resulting from operations	2,847	10,682	3,066	10,631	28
Distributions to Shareholders:
From net investment income:
Class A Shares	(5)	—	(2)	—	—
Class C Shares	(2)	—	—	—	—
Class I Shares	(331)	—	(102)	—	—
From net realized gains:
Class A Shares	(14)	—	(16)	—	—
Class C Shares	(12)	—	(21)	—	—
Class I Shares	(1,182)	—	(2,020)	—	—
Change in net assets resulting from distributions to shareholders	(1,546)	—	(2,161)	—	—
Change in net assets from capital transactions	2,165	44,303	2,186	44,128	5,022
Change in net assets	3,466	54,985	3,091	54,759	5,050
Net Assets:
Beginning of period	54,985	—	54,759	—	—
End of period	$58,451	$54,985	$57,850	$54,759	$5,050
Accumulated undistributed net investment income	$177	$189	$270	$71	$4

(a)  Fund commenced operations on November 25, 2008.

(b)  Fund commenced operations on March 17, 2010.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund			International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)		Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)	Period Ended April 30, 2010(b)
	(Unaudited)			(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$29	$495		$19	$351	$1,667
Dividends reinvested	19	—		18	—	—
Cost of shares redeemed	(1)	(1)		(12)	(29)	—
Total Class A Shares	$47	$494		$25	$322	$1,667
Class C Shares
Proceeds from shares issued	$3	$404		$25	$400	$1,667
Dividends reinvested	14	—		21	—	—
Total Class C Shares	$17	$404		$46	$400	$1,667
Class I Shares
Proceeds from shares issued	$2,501	$43,405		$2,504	$43,406	$1,688
Dividends reinvested	1,513	—		2,122	—	—
Cost of shares redeemed	(1,913)	—		(2,511)	—	—
Total Class I Shares	$2,101	$43,405		$2,115	$43,406	$1,688
Change in net assets from capital transactions	$2,165	$44,303		$2,186	$44,128	$5,022
Share Transactions:
Class A Shares
Issued	2	47		2	34	167
Reinvested	1	—		1	—	—
Redeemed	—	—	(c)	(1)	(2)	—
Total Class A Shares	3	47		2	32	167
Class C Shares
Issued	—	40		1	40	167
Reinvested	2	—		2	—	—
Total Class C Shares	2	40		3	40	167
Class I Shares
Issued	186	4,011		191	4,083	169
Reinvested	110	—		159	—	—
Redeemed	(140)	—		(189)	—	—
Total Class I Shares	156	4,011		161	4,083	169
Change in Shares	161	4,098		166	4,155	503

(a)  Fund commenced operations on November 25, 2008.

(b)  Fund commenced operations on March 17, 2010.

(c)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.39	$10.00
Investment Activities:
Net investment income	0.06	0.09
Net realized and unrealized gains on investments and foreign currency transactions	0.60	3.30
Total from Investment Activities	0.66	3.39
Distributions:
Net investment income	(0.11)	—
Net realized gains from investments	(0.29)	—
Total Distributions	(0.40)	—
Net Asset Value, End of Period	$13.65	$13.39
Total Return (excludes sales charge) (b)	4.96%	33.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$686	$626
Ratio of net expenses to average net assets (c)	1.40%	1.40%
Ratio of net investment income to average net assets (c)	0.91%	1.01%
Ratio of gross expenses to average net assets (c) (d)	3.66%	5.11%
Ratio of net investment loss to average net assets (c) (d)	(1.35)%	(2.70)%
Portfolio turnover (e)	60%	155%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.30	$10.00
Investment Activities:
Net investment income	0.01	0.05
Net realized and unrealized gains on investments and foreign currency transactions	0.59	3.25
Total from Investment Activities	0.60	3.30
Distributions:
Net investment income	(0.05)	—
Net realized gains from investments	(0.29)	—
Total Distributions	(0.34)	—
Net Asset Value, End of Period	$13.56	$13.30
Total Return (excludes contingent deferred sales charge) (b)	4.50%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$564	$536
Ratio of net expenses to average net assets (c)	2.15%	2.15%
Ratio of net investment income to average net assets (c)	0.13%	0.44%
Ratio of gross expenses to average net assets (c) (d)	4.89%	6.08%
Ratio of net investment loss to average net assets (c) (d)	(2.60)%	(3.49)%
Portfolio turnover (e)	60%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class I Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.42	$10.00
Investment Activities:
Net investment income	0.07	0.15
Net realized and unrealized gains on investments and foreign currency transactions	0.60	3.27
Total from Investment Activities	0.67	3.42
Distributions:
Net investment income	(0.08)	—
Net realized gains from investments	(0.29)	—
Total Distributions	(0.37)	—
Net Asset Value, End of Period	$13.72	$13.42
Total Return (b)	5.04%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,201	$53,823
Ratio of net expenses to average net assets (c)	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.10%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.10%	1.28%
Ratio of net investment income to average net assets (c) (d)	1.15%	1.52%
Portfolio turnover (e)	60%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.15	$10.00
Investment Activities:
Net investment income	0.05	0.09
Net realized and unrealized gains on investments and foreign currency transactions	0.65	3.06
Total from Investment Activities	0.70	3.15
Distributions:
Net investment income	(0.07)	—
Net realized gains from investments	(0.49)	—
Total Distributions	(0.56)	—
Net Asset Value, End of Period	$13.29	$13.15
Total Return (excludes sales charge) (b)	5.37%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$457	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%
Ratio of net investment income to average net assets (c)	0.81%	0.88%
Ratio of gross expenses to average net assets (c) (d)	4.80%	5.79%
Ratio of net investment loss to average net assets (c) (d)	(2.59)%	(3.51)%
Portfolio turnover (e)	63%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.06	$10.00
Investment Activities:
Net investment income	— (b)	0.01
Net realized and unrealized gains on investments and foreign currency transactions	0.66	3.05
Total from Investment Activities	0.65	3.06
Distributions:
Net realized gains from investments	(0.49)	—
Total Distributions	(0.49)	—
Net Asset Value, End of Period	$13.22	$13.06
Total Return (excludes contingent deferred sales charge) (c)	5.00%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$574	$522
Ratio of net expenses to average net assets (d)	2.15%	2.15%
Ratio of net investment income to average net assets (d)	0.06%	0.11%
Ratio of gross expenses to average net assets (d) (e)	4.82%	6.04%
Ratio of net investment loss to average net assets (d) (e)	(2.61)%	(3.78)%
Portfolio turnover (f)	63%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class I Shares
	Six Months Ended April 30, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.18	$10.00
Investment Activities:
Net investment income	0.06	0.12
Net realized and unrealized gains on investments and foreign currency transactions	0.66	3.06
Total from Investment Activities	0.72	3.18
Distributions:
Net investment income	(0.02)	—
Net realized gains from investments	(0.49)	—
Total Distributions	(0.51)	—
Net Asset Value, End of Period	$13.39	$13.18
Total Return (b)	5.54%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,819	$53,810
Ratio of net expenses to average net assets (c)	1.14%	1.15%
Ratio of net investment income to average net assets (c)	1.08%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.06%	1.25%
Ratio of net investment income to average net assets (c) (d)	1.16%	1.21%
Portfolio turnover (e)	63%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

Global Equity Fund
Class A Shares
Period Ended April 30, 2010(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments and foreign currency transactions	0.05
Total from Investment Activities	0.06
Net Asset Value, End of Period	$10.06
Total Return (excludes sales charge) (b)	0.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,677
Ratio of net expenses to average net assets (c)	1.40%
Ratio of net investment income to average net assets (c)	0.69%
Ratio of gross expenses to average net assets (c) (d)	2.90%
Ratio of net investment loss to average net assets (c) (d)	(0.81)%
Portfolio turnover (e)	27%

(a)  Class A Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Global Equity Fund
Class C Shares
Period Ended April 30, 2010(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments and foreign currency transactions	0.04
Total from Investment Activities	0.05
Net Asset Value, End of Period	$10.05
Total Return (excludes contingent deferred sales charge) (b)	0.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,675
Ratio of net expenses to average net assets (c)	2.15%
Ratio of net investment income to average net assets (c)	0.69%
Ratio of gross expenses to average net assets (c) (d)	3.61%
Ratio of net investment loss to average net assets (c) (d)	(0.77)%
Portfolio turnover (e)	27%

(a)  Class C Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Global Equity Fund
Class I Shares
Period Ended April 30, 2010(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments and foreign currency transactions	0.05
Total from Investment Activities	0.06
Net Asset Value, End of Period	$10.06
Total Return (b)	0.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,698
Ratio of net expenses to average net assets (c)	1.15%
Ratio of net investment income to average net assets (c)	0.69%
Ratio of gross expenses to average net assets (c) (d)	2.82%
Ratio of net investment loss to average net assets (c) (d)	(0.98)%
Portfolio turnover (e)	27%

(a)  Class I Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2010, the Trust offered shares of 23 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Value Fund	Classes A, C, R and I
Stock Index Fund	Classes A and R
Established Value Fund	Classes A, R and I
Special Value Fund	Classes A, C, R and I
Small Company Opportunity Fund	Classes A, R and I
Large Cap Growth Fund	Classes A, C and R
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Fund	Classes A and I
Fund for Income	Classes A, C and R
National Municipal Bond Fund	Class A
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C and I
International Select Fund	Classes A, C and I
Global Equity Fund	Classes A, C and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund and International Fund seek to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund, International Select Fund and Global Equity Fund seeks to provide long-term growth and capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Notes to Financial Statements — continued

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2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model daily, provided by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements — continued

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The following is a summary of the inputs used to value the Funds' investments as of April 30, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities		Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Investments in Securities		Other Financial Instruments*
Value Fund
Commercial Paper	$—		$—	$3,189	$—	$—	$3,189		$—
Common Stocks	142,760		—	—	—	—	142,760		—
Short-Term Securities Held as Collateral for Securities Lending	—		—	19,280	—	6	19,286		—
Total	142,760		—	22,469	—	6	165,235		—
Stock Index Fund
Commercial Paper	—		—	2,294	—	—	2,294		—
Common Stocks	35,753		—	—	—	—	35,753		—
Investment Companies	—	(a)	—	—	—	—	—	(a)	—
Future Contracts	—		45	—	—	—	—		45
Total	35,753		45	2,294	—	—	38,047		45
Established Value Fund
Commercial Paper	—		—	14,812	—	—	14,812		—
Common Stocks	452,541		—	—	—	—	452,541		—
Short-Term Securities Held as Collateral for Securities Lending	—		—	110,922	—	33	110,955		—
Total	452,541		—	125,734	—	33	578,308		—
Special Value Fund
Commercial Paper	—		—	22,335	—	—	22,335		—
Common Stocks	1,208,230		—	—	—	—	1,208,230		—
Exchange Traded Funds	12,530		—	—	—	—	12,530		—
Short-Term Securities Held as Collateral for Securities Lending	—		—	213,220	—	62	213,282		—
Total	1,220,760		—	235,555	—	62	1,456,377		—

Notes to Financial Statements — continued

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	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities	Other Financial Instruments*	Investments in Securities		Other Financial Instruments*	Investments in Securities	Investments in Securities	Other Financial Instruments*
Small Company Opportunity Fund
Commercial Paper	$—	$—	$40,838		$—	$—	$40,838	$—
Common Stocks	514,433	—	—		—	—	514,433	—
Investment Companies	5,523	—	—		—	—	5,523	—
Securities Lending	—	—	134,604		—	39	134,643	—
Total	519,956	—	175,442		—	39	695,437	—
Large Cap Growth Fund
Commercial Paper	—	—	4,898		—	—	4,898	—
Common Stocks	84,472	—	—		—	—	84,472	—
Total	84,472	—	4,898		—	—	89,370	—
Balanced Fund
Collateralized Mortgage Obligations	—	—	1,732		—	—	1,732	—
Commercial Paper	—	—	5,976		—	—	5,976	—
Common Stocks	67,772	—	—		—	—	67,772	—
Corporate Bonds	—	—	15,833		—	—	15,833	—
Municipal Bonds	—	—	1,170		—	—	1,170	—
U.S. Government Mortgage Backed Agencies	—	—	8,796		—	—	8,796	—
U.S. Treasury Obligations	—	—	5,232		—	—	5,232	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	6,187		—	2	6,189	—
Total	67,772	—	44,926		—	2	112,700	—
Investment Grade Convertible Fund
Commercial Paper	—	—	716		—	—	716	—
Convertible Corporate Bonds	—	—	23,055		—	—	23,055	—
Common Stocks	173	—	—		—	—	173	—
Convertible Preferred Stocks	3,912	—	1,651	(1)	—	—	5,563	—
Total	4,085	—	25,422		—	—	29,507	—

Notes to Financial Statements — continued

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	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Investments in Securities	Other Financial Instruments*
Core Bond Fund
Collateralized Mortgage Obligations	$—	$—	$7,858	$—	$—	$7,858	$—
Commercial Paper	—	—	13,947	—	—	13,947	—
Corporate Bonds	—	—	73,925	—	—	73,925	—
Municipal Bonds	—	—	5,297	—	—	5,297	—
U.S. Government Agency Securities	—	—	314	—	—	314	—
U.S. Government Mortgage Backed Agencies	—	—	40,888	—	—	40,888	—
U.S. Treasury Obligations	—	—	22,307	—	—	22,307	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	8,368	—	2	8,370	—
Total	—	—	172,904	—	2	172,906	—
Fund For Income
Government National Mortgage Association	—	—	282,569	—	—	282,569	—
U.S. Treasury Obligations	—	—	107,373	—	—	107,373	—
Money Market	—	—	305	—	—	305	—
Total	—	—	390,247	—	—	390,247	—
National Municipal Bond Fund
Municipal Bonds	—	—	126,881	—	—	126,881	—
Investment Companies	—	—	5,599	—	—	5,599	—
Total	—	—	132,480	—	—	132,480	—
Ohio Municipal Bond Fund
Municipal Bonds	—	—	117,716	—	—	117,716	—
Investment Companies	—	—	8,374	—	—	8,374	—
Total	—	—	126,090	—	—	126,090	—

Notes to Financial Statements — continued

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	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities		Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Investments in Securities	Other Financial Instruments*
International Fund
Common Stocks	$8,561	(2)	$—	$44,106	$—	$—	$52,667	$—
Exchange Traded Funds	1,762	(3)	—	1,339	—	—	3,101	—
Cash Equivalents	—		—	1,957	—	—	1,957	—
Forward Foreign Exchange Contracts	—		(11)	—	—	—	—	(11)
Total	10,323		(11)	47,402	—	—	57,725	(11)
International Select Fund
Common Stocks	9,816	(4)	—	46,355	—	—	56,171	—
Exchange Traded Funds	—		—	882	—	—	882	—
Cash Equivalents	—		—	205	—	—	205	—
Forward Foreign Exchange Contracts	—		(8)	—	—	—	—	(8)
Total	9,816		(8)	47,442	—	—	57,258	(8)
Global Equity Fund
Common Stocks	2,874	(5)	—	2,070	—	—	4,944	—
Exchange Traded Funds	63		—	—	—	—	63	—
Cash Equivalents			—	5	—	—	5	—
Forward Foreign Currency Contracts	—		— (a)	—	—	—	—	— (a)
Total	2,937		— (a)	2,075	—	—	5,012	— (a)

*  Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(1)  Consists of the holdings: Aspen Insurance Holdings Ltd., Newell Financial Trust I and Reinsurance Group America, Inc. listed under Financial Services; and Sovereign Capital Trust IV listed under Savings & Loans.

(2)  Consists of the holdings: Usinas Siderurgicas de Mingas Gerais SA listed under Brazil; Petrobank Energy & Resources Ltd. listed under Canada; NII Holdings Inc. and Philip Morris International, Inc., listed under United States and the following ADR's: Creditcorp Ltd. listed under Bermuda; Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA listed under Brazil; Agrium, Inc. and Potash Corp. of Saskatchewan, Inc. listed under Canada; Bancolumbia SA, listed under Columbia; Teva Pharmaceuticals Industries Ltd., listed under Israel; Millicom International Cellular SA listed under Luxembourg; and Mobile TeleSystems listed under Russian Federation.

(3)  Consists of the holding iShares MSCI Japan Index listed under Exchange Traded Funds.

(4)  Consists of the holdings: Petrobank Energy & Resources Ltd. listed under Canada; NII Holdings, Inc. and Philip Morris International, Inc. listed under United States and the following ADR's: Creditcorp Ltd. listed under Bermuda; Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA listed under Brazil; Potash Corp. of Saskatchewan, Inc. listed under Canada; Teva Pharmaceutical Industries Ltd.

Notes to Financial Statements — continued

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listed under Israel; Millicom International Cellular SA listed under Luxembourg; and Mobile TeleSystems listed under Russian Federation.

(5)  Consists of the holdings: CETIP SA, Hypermarcas SA and Usinas Siderurgicas de Mingas Gerais SA listed under Brazil; Petrobank Energy & Resources Ltd. listed under Canada; Grupo Financiero Banorte S.A.B. de C.V. and Grupo Mexico S.A.B. de C.V. listed under Mexico; and all securities listed under United States and the following ADR's: Credicorp Ltd., listed under Bermuda; Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA listed under Brazil; Agrium, Inc. and Potash Corp of Saskatchewan, Inc. listed under Canada; Teva Pharmaceutical Industries Ltd. listed under Israel; Mobile TeleSystems listed under Russian Federation; and Foster Wheeler AG listed under Switzerland.

(a)  Rounds to less than $1.

Reconciliation of Level 3 Items

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Value Fund
Balance as of 10/31/09	$340
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	47
Purchases	—
Sales	(381)
Transfers in and/or out of Level 3	—
Balance as of 4/30/10	$6
Established Value Fund
Balance as of 10/31/09	$852
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	28
Purchases	—
Sales	(847)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$33
Special Value Fund
Balance as of 10/31/09	$2,070
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	148
Purchases	—
Sales	(2,156)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$62
Small Company Opportunity Fund
Balance as of 10/31/09	$1,182
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	66
Purchases	—
Sales	(1,209)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$39

Notes to Financial Statements — continued

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Investments In Securities
Balanced Fund
Balance as of 10/31/09	$100
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	13
Purchases	—
Sales	(111)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$2
Core Bond Fund
Balance as of 10/31/09	$268
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	46
Purchases	—
Sales	(312)
Transfers in and/or out of Level 3	—
Balance as of 04/30/10	$2

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at 4/30/2010.

The Trust recognizes significant transfers between fair value heirarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2010 from the valuation input levels used on October 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Notes to Financial Statements — continued

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Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in written option contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund's net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund and Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a

Notes to Financial Statements — continued

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Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts — The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Investment Grade Convertible Fund and Global Equity Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Put and call options are accounted for in the same manner as other securities owned. Written options involve financial risk, which may exceed amounts reflected in the financial statements. As of April 30, 2010, the Funds had no open written options contracts.

Credit Default Swap Agreements — The Balanced Fund, Core Bond Fund, International Fund and International Select Fund may engage in credit default swap transactions ("CDSs"). In a CDS, the "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of a CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund's ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of assets determined to be liquid by the Fund's investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio.

Notes to Financial Statements — continued

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Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty. As of April 30, 2010, the Funds had no open credit default swap contracts.

Fair Value of Derivative Instruments as of April 30, 2010 (amounts in thousands):

	Asset Derivatives			Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts	Stock Index Fund			Net payable for variation margin on futures contracts	$44
Forward Foreign Exchange Contracts	International Fund	Unrealized appreciation on forward foreign currency exchange contracts	$—(a)	Unrealized depreciation on forward foreign currency exchange contracts	11
	International Select Fund		—		8
	Global Equity Fund		—(a)		—

The effect of Derivative Instruments on the Statements of Operations for the period November 1, 2009 through April 30, 2010 (amounts in thousands):

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Stock Index Fund	Net realized gains from futures transactions/ Change in unrealized appreciation/ depreciation on investments and futures	$299	$1

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

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Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Forward Foreign Exchange Contracts	International Fund International Select Fund	Net realized gains (losses) from foreign currency transactions/ Change in net unrealized appreciation/ depreciation on investments and foreign currency transactions	(119) (119)	7 3
	Global Equity Fund		8	—(a)

(a) Rounds to less than $1.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2010, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund and Core Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), custodian to the Funds named above and an affiliate of Victory Capital Management Inc., the Funds' investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2010, KeyBank received $125 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Notes to Financial Statements — continued

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Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of April 30, 2010 (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Year	Income Received by KeyBank from Securities Lending
Value Fund	$18,290	$19,286	$18,072	$3
Established Value Fund	105,848	110,955	95,424	15
Special Value Fund	201,965	213,282	214,922	37
Small Company Opportunity Fund	125,411	134,643	118,415	26
Balanced Fund	5,972	6,189	9,577	2
Core Bond Fund	8,223	8,370	25,581	5

The cash collateral received by the Funds in the Victory Trusts on April 30, 2010 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Short-Term Investments Trust Government & Agency Portfolio, 0.10% (a)	$2,841
Funds For Institutions Select Institutional Fund, 0.16% (a)	114,281
Morgan Stanley Institutional Liquidity Funds Prime Money Market Fund, 0.14% (a)	53,107
Reserve Primary Fund, 0.00% (a)	240
Repurchase Agreements
Bank of America, 0.32, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-11.50%, 8/15/10-12/30/99, market value $164,961)	162,000
Morgan Stanley, 0.46%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,006 collateralized by $166,829 various corporate securities, 0.00%-10.63%, 5/12/10-4/15/99, market value $165,065)	162,000
Deutsche Bank, 0.31%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-4.32%, 11/25/19-10/28/47, market value $166,830)	162,000
Wachovia, 0.31%, 5/3/10 (Date of Agreement, 4/30/10, Proceeds at maturity $162,004 collateralized by $166,860 various corporate securities, 0.00%-5.70%, 5/11/10-2/7/20, market value $165,887)	162,000
Total Value	$818,469

(a)  Rate disclosed is the one day yield as of 04/30/10.

Notes to Financial Statements — continued

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Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund, and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International Fund, International Select Fund and Global Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and premiums, paydown gains or losses, and swap gains or losses) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

Notes to Financial Statements — continued

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3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2010 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Value Fund	$81,244	$90,154	$—	$—
Stock Index Fund	1,382	3,507	—	—
Established Value Fund	212,106	131,173	—	—
Special Value Fund	619,043	657,379	—	—
Small Company Opportunity Fund	192,944	166,390	—	—
Large Cap Growth Fund	28,527	17,204	—	—
Balanced Fund	133,610	129,986	80,364	82,207
Investment Grade Convertible Fund	2,371	5,804	—	—
Core Bond Fund	463,319	462,176	366,889	378,500
Fund for Income	84,772	53,242	84,772	53,242
National Municipal Bond Fund	79,606	48,843	—	—
Ohio Municipal Bond Fund	38,280	31,506	—	—
International Fund	32,811	33,549	—	—
International Select Fund	35,807	34,854	—	—
Global Equity Fund	5,884	891	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fees of the Value Fund, Special Value Fund, Large Cap Growth Fund and Investment Grade Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million; the investment advisory fees of the Small Company Opportunity Fund are computed at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the Funds average daily net assets greater than $500 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Core Bond Fund and Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and Ohio Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million, 0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the International Fund, International Select Fund and Global Equity Fund are computed at an annual rate of 0.80% of each Fund's average daily net assets up to $2.5 billion, 0.75% of each

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

Fund's average daily net assets between $2.5 billion and $5 billion and 0.70% of each Fund's average daily net assets greater than $5 billion. The Adviser may use its resources to assist with the Funds distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust, excluding International Fund, International Select Fund and Global Equity Fund for whom Citibank, N.A. serves as custodian, receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund, International Select Fund and Global Equity Fund. Citibank, N.A. receives custodian fees for serving as custodian to the International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank and Citibank, N.A. for all of their reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agency Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the six months ended April 30, 2010, affiliates of the Adviser or the Funds earned $21 (amount in thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and up to 0.25% of Class R Shares of the Stock Index Fund.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2010, affiliates of the Adviser or the Funds earned $495 (amount in thousands).

In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2010, the Distributor received approximately $65 from commissions earned on sales of Class A Shares and the Transfer Agent received $18 from redemptions of Class C Shares of the Funds. A portion the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including approximately $1 to affiliates of the Funds (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2010, the expense limits are as follows:

Fund	Class	Expense Limit
Value Fund	Class C Shares	2.00	%#
Value Fund	Class I Shares	0.93	%*
Value Fund	Class R Shares	1.60	%*
Stock Index Fund	Class A Shares	0.70	%*
Stock Index Fund	Class R Shares	0.90	%*
Established Value Fund	Class C Shares	0.95	%*
Special Value Fund	Class C Shares	2.20	%#
Special Value Fund	Class R Shares	2.00	%^
Small Company Opportunity Fund	Class A Shares	1.46	%*
Large Cap Growth Fund	Class C Shares	2.10	%*
Large Cap Growth Fund	Class R Shares	1.65	%*
Balanced Fund	Class C Shares	2.00	%#
Balanced Fund	Class I Shares	0.80	%*
Balanced Fund	Class R Shares	1.60	%*†
Investment Grade Convertible Fund	Class I Shares	1.00	%*
Core Bond Fund	Class A Shares	0.90	%*
Core Bond Fund	Class I Shares	0.55	%*
Fund For Income	Class C Shares	1.82	%#
National Municipal Bond Fund	Class A Shares	0.99	%*
International Fund	Class A Shares	1.40	%**
International Fund	Class C Shares	2.15	%**
International Fund	Class I Shares	1.15	%**
International Select Fund	Class A Shares	1.40	%**
International Select Fund	Class C Shares	2.15	%**
International Select Fund	Class I Shares	1.15	%**
Global Equity Fund	Class A Shares	1.40	%>>
Global Equity Fund	Class C Shares	2.15	%>>
Global Equity Fund	Class I Shares	1.15	%>>

#  In effect until at least February 28, 2014.

*  In effect until at least February 28, 2011.

^  In effect until at least February 28, 2012.

**  In effect until at least August 31, 2017.

>>  In effect until at least February 28, 2020.

†  Prior to March 1, 2010, the Fund's expense limit was 2.00%.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

  (Unaudited)

The Funds noted below have entered into an expense limitation agreement with the Adviser, in which these Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. Prior to March 1, 2010, only the International Fund, International Select Fund and Global Equity Fund were entered into this agreement. As of April 30, 2010, the following amounts are available to be repaid to the Adviser or have been repaid to the Adviser by the Fund:

Fund	Amount Waived or Reimbursed Available to Recoup	Amount Repaid to Adviser	Expires October 31,
Value Fund	$3,621	$—	2013
Stock Index Fund	1,148	—	2013
Established Value Fund	1,768	—	2013
Large Cap Growth Fund	2,511	—	2013
Balanced Fund	5,155	—	2013
Investment Grade Convertible Fund	985	—	2013
Core Bond Fund	25,836	—	2013
National Municipal Bond Fund	10,227	—	2013
International Fund	32,628	15,215	2012
	15,228	—	2013
International Select Fund	16,134	22,705	2012
	15,205	—	2013
Global Equity Fund	9,305	—	2013

The Adviser, Citi, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services Inc. ("BISYS") (BISYS was acquired by Citibank N.A. on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to that same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could

Notes to Financial Statements — continued

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affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. For the six months ended April 30, 2010, the Victory Trusts paid approximately $223 to KeyCorp for the Line of Credit fee (amount in thousands). Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2010 was as follows (dollar amounts in thousands):

Fund	Average Loan	Average Rate
Value Fund	$46	1.75%
Special Value Fund	38	1.76%
Small Company Opportunity Fund	20	1.77%
Balanced Fund	7	1.77%
Investment Grade Convertible Fund	13	1.75%
Core Bond Fund	22	1.76%

At April 30, 2010, the Funds had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2010.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2010

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The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Return of Capital	Total Distributions Paid
Value Fund	$2,292	$—	$2,292	$—	$—	$2,292
Stock Index Fund	581	—	581	—	—	581
Established Value Fund	1,940	—	1,940	—	—	1,940
Special Value Fund	4,226	—	4,226	—	—	4,226
Small Company Opportunity Fund	1,145	—	1,145	—	140	1,285
Balanced Fund	2,504	—	2,504	—	—	2,504
Investment Grade Convertible Fund	763	—	763	—	—	763
Core Bond Fund	7,655	—	7,655	—	—	7,655
Fund for Income	19,491	—	19,491	—	—	19,491
National Municipal Bond Fund	7	—	7	2,949	—	2,956
Ohio Municipal Bond Fund	4	—	4	3,865	—	3,869

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Value Fund	$—	$111	$—	$111	$(53,427)	$4,955	$(48,361)
Stock Index Fund	—	37	—	37	(40,610)	14,805	(25,768)
Established Value Fund	—	44	5,786	5,830	—	52,392	58,222
Special Value Fund	—	462	—	462	(462,353)	46,826	(415,065)
Small Company Opportunity Fund	—	—	—	—	(74,688)	14,590	(60,098)
Large Cap Growth Fund	—	—	—	—	(2,950)	12,086	9,136
Balanced Fund	—	113	—	113	(18,670)	3,605	(14,952)
Investment Grade Convertible Fund	—	629	—	629	(8,050)	957	(6,464)
Core Bond Fund	—	395	—	395	(10,599)	(7,747)	(17,951)
Fund for Income	—	693	—	693	(53,260)	5,821	(46,746)
National Muncipal Bond Fund	108	1,484	280	1,872	—	4,523	6,395

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	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Ohio Municipal Bond Fund	$118	$737	$1,527	$2,382	$—	$5,184	$7,566
International Fund	—	1,534	—	1,534	—	9,191	10,725
International Select Fund	—	2,157	—	2,157	—	8,518	10,695

As of October 31, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2010	2011	2012	2013	2014	2015	2016	2017	Total
Value Fund	$—	$—	$—	$—	$—	$—	$19,690	$33,737	$53,427
Stock Index Fund	—	35,273	5,337	—	—	—	—	—	40,610
Special Value Fund	—	—	—	—	—	—	102,039	360,314	462,353
Small Company Opportunity Fund	—	—	—	—	—	—	15,212	59,476	74,688
Large Cap Growth Fund	—	—	—	—	113	—	1,147	1,690	2,950
Balanced Fund	—	—	—	—	—	—	3,479	15,191	18,670
Investment Grade Convertible Fund	—	—	—	—	—	—	4,758	3,292	8,050
Core Bond Fund	1,164	—	—	3,857	4,629	—	949	—	10,599
Fund for Income	1,886	6,735	14,071	7,637	6,110	9,829	3,917	3,075	53,260

During the year ended October 31, 2009, the Stock Index Fund, Established Value Fund, Core Bond Fund, National Municipal Bond Fund and Ohio Municipal Bond Fund utilized $2,237, $1,716, $133, $173 and $179, respectively, (amounts in thousands) of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2010 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Fund	$149,140	$22,930	$(6,835)	$16,095
Stock Index Fund	19,944	21,170	(3,022)	18,148
Established Value Fund	483,911	96,151	(1,754)	94,397
Special Value Fund	1,221,941	315,148	(80,712)	234,436
Small Company Opportunity Fund	609,492	100,173	(14,228)	85,945
Large Cap Growth Fund	67,716	23,287	(1,633)	21,654
Balanced Fund	105,524	12,050	(4,874)	7,176
Investment Grade Convertible Fund	26,496	3,880	(869)	3,011
Core Bond Fund	179,723	4,364	(11,181)	(6,817)
Fund For Income	384,562	11,656	(5,971)	5,685
National Municipal Bond Fund	127,354	5,365	(239)	5,126
Ohio Municipal Bond Fund	120,274	5,825	(9)	5,816
International Fund	48,094	10,407	(777)	9,630
International Select Fund	47,628	10,355	(725)	9,630
Global Equity Fund	5,030	—	(18)	(18)

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8.  Special Meeting of Shareholders:

A Special Meeting of Shareholders of the Trust was held on December 18, 2009 (the Meeting for the Large Cap Growth Fund was adjourned until January 8, 2010, at which time it was reconvened) for purpose of voting on the following:

• The Election of eleven Trustees of the Trust

• The elimination of the Large Cap Growth Fund's fundamental non-diversification investment policy

The voting results for the Election of eleven Trustees was as follows:

	Affirmative	Against	Abstain
Mr. David Brooks Adcock	$2,221,194,797	$—	56,232,712
Mr. Nigel D.T. Andrews	2,246,637,963	—	30,789,545
Ms. Teresa C. Barger	2,249,000,686	—	28,426,822
Ms. E. Lee Beard	2,224,799,127	—	52,628,381
Mr. David C. Brown	2,245,350,484	—	32,077,025
Ms. Lyn Hutton	2,247,336,902	—	30,090,606
Mr. John L. Kelly	2,248,574,785	—	28,951,723
Mr. David L. Meyer	2,246,055,515	—	31,371,994
Ms. Karen F. Shepherd	2,222,531,272	—	54,896,237
Mr. Robert L. Wagner	2,244,576,601	—	32,850,907
Mr. Leigh A. Wilson	2,246,235,674	—	31,191,834

The voting results for the elimination of the Large Cap Growth Fund's fundamental non-diversification investment policy was 86.51% in favor of the proposal, 10.94% against the proposal and 2.55% abstained

  Supplemental Information
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Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

David Brooks Adcock, 58	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 63	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc.

Teresa C, Barger, 55	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (asset management) (since 2007); Director, Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

E. Lee Beard, 58	Trustee	February 2005	Principal Owner, (since 2005) The Henlee Group, LLC (consulting); President/Owner, ELB Consultants (2003-2005).	None.

Lyn Hutton, 60	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations.	None.

John L. Kelly, 57	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
David L. Meyer, 53	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 69	Trustee	August 2002	Retired.	None.

Leigh A. Wilson, 65	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum.	Chair, Old Mutual Funds II (13 Portfolios).

Interested Trustees.

David C. Brown, 37	Trustee	May 2008	Chief Operating Officer, the Adviser.	None.

Robert L. Wagner, 55	Trustee	December 2009	Chief Executive Officer, the Adviser.	None.

Messrs. Brown and Wagner are "Interested Persons" by reason of their relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael Policarpo, II, 35	President	May 2008	Managing Director, the Adviser (since 2005); Vice President of Finance, Gartmore Global Investments, Inc. (2004-2005).

Peter W. Scharich, 45	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since 2006); Managing Director, Strategy, the Adviser (2005-2006).

Christopher K. Dyer, 48	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 56	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Christopher E. Sabato, 41	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Michael J. Nanosky, 43	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services, Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008).

Edward J. Veilleux, 66	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Value Fund
Class A Shares	$1,000.00	$1,155.00	$6.63	1.24%
Class C Shares	1,000.00	1,150.23	10.66	2.00%
Class R Shares	1,000.00	1,152.70	8.54	1.60%
Class I Shares	1,000.00	1,157.20	4.97	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,154.00	3.74	0.70%
Class R Shares	1,000.00	1,153.20	4.80	0.90%
Established Value Fund
Class A Shares	1,000.00	1,203.90	5.74	1.05%
Class R Shares	1,000.00	1,202.60	6.77	1.24%
Class I Shares (a)	1,000.00	1,083.30	1.62	0.93%

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	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Special Value Fund
Class A Shares	$1,000.00	$1,215.80	$6.43	1.17%
Class C Shares	1,000.00	1,209.40	12.00	2.19%
Class R Shares	1,000.00	1,214.00	8.18	1.49%
Class I Shares	1,000.00	1,217.10	4.67	0.85%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,246.40	8.02	1.44%
Class R Shares	1,000.00	1,245.30	8.91	1.60%
Class I Shares	1,000.00	1,248.40	5.91	1.06%
Large Cap Growth Fund
Class A Shares	1,000.00	1,150.40	6.61	1.24%
Class C Shares	1,000.00	1,145.20	11.17	2.10%
Class R Shares	1,000.00	1,147.40	8.79	1.65%
Balanced Fund
Class A Shares	1,000.00	1,102.00	5.84	1.12%
Class C Shares	1,000.00	1,098.30	10.41	2.00%
Class R Shares	1,000.00	1,099.90	8.17	1.57%
Class I Shares	1,000.00	1,104.70	4.17	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,089.10	6.84	1.32%
Class I Shares	1,000.00	1,090.60	5.18	1.00%
Core Bond
Class A Shares	1,000.00	1,041.50	4.20	0.83%
Class I Shares	1,000.00	1,041.70	2.78	0.55%
Fund for Income
Class A Shares	1,000.00	1,021.50	4.81	0.96%
Class C Shares	1,000.00	1,017.20	8.90	1.78%
Class R Shares	1,000.00	1,020.60	4.86	0.97%
National Municipal Bond Fund
Class A Shares	1,000.00	1,026.10	5.02	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,026.70	5.08	1.01%

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	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
International Fund
Class A Shares	$1,000.00	$1,049.60	$7.11	1.40%
Class C Shares	1,000.00	1,045.00	10.90	2.15%
Class I Shares	1,000.00	1,050.40	6.10	1.20%
International Select Fund
Class A Shares	1,000.00	1,053.70	7.13	1.40%
Class C Shares	1,000.00	1,050.00	10.93	2.15%
Class I Shares	1,000.00	1,055.40	5.81	1.14%
Global Equity Fund (b)
Class A Shares	1,000.00	1,006.00	1.73	1.40%
Class C Shares	1,000.00	1,005.00	2.66	2.15%
Class I Shares	1,000.00	1,006.00	1.42	1.15%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized

(a)  Information shown reflects values for the period from March 1, 2010 (commencement of operations) to April 30, 2010 and has been calculated using expense ratios and rates of return of the same period.

(b)  Information shown reflects values for the period from March 17, 2010 (commencement of operations) to April 30, 2010 and has been calculated using expense ratios and rates of return of the same period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Value Fund
Class A Shares	$1,000.00	$1,018.65	$6.21	1.24%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Class I Shares	1,000.00	1,020.18	4.66	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,021.32	3.51	0.70%
Class R Shares	1,000.00	1,020.33	4.51	0.90%
Established Value Fund
Class A Shares	1,000.00	1,019.59	5.26	1.05%
Class R Shares	1,000.00	1,018.65	6.21	1.24%
Class I Shares	1,000.00	1,020.18	4.66	0.93%

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	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10	Expense Ratio During Period** 11/1/09-4/30/10
Special Value Fund
Class A Shares	$1,000.00	$1,018.99	$5.86	1.17%
Class C Shares	1,000.00	1,013.93	10.94	2.19%
Class R Shares	1,000.00	1,017.41	7.45	1.49%
Class I Shares	1,000.00	1,020.58	4.26	0.85%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,017.65	7.20	1.44%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Class I Shares	1,000.00	1,019.54	5.31	1.06%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.65	6.21	1.24%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Balanced Fund
Class A Shares	1,000.00	1,019.24	5.61	1.12%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,017.01	7.85	1.57%
Class I Shares	1,000.00	1,020.83	4.01	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.25	6.61	1.32%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Core Bond
Class A Shares	1,000.00	1,020.68	4.16	0.83%
Class I Shares	1,000.00	1,022.07	2.76	0.55%
Fund for Income
Class A Shares	1,000.00	1,020.03	4.81	0.96%
Class C Shares	1,000.00	1,015.97	8.90	1.78%
Class R Shares	1,000.00	1,019.98	4.86	0.97%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.79	5.06	1.01%
International Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,018.84	6.01	1.20%
International Select Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.14	5.71	1.14%
Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized

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Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Value Stock Fund	Victory Stock Index Fund

Victory Established Value Fund	Victory Special Value Fund

Victory Small Company Opportunity Fund	Victory Large Cap Growth Fund

*Short-Term Securities held as Collateral for Security Lending

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Victory Balanced Fund	Victory Investment Grade Convertible Fund

(a)  Rounds to less than 0.1%.

Victory Core Bond Fund	Victory Fund For Income

Victory National Municpal Bond Fund	Victory Ohio Municipal Bond Fund

*Short-Term Securities held as Collateral for Security Lending

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Victory International Fund	Victory International Select Fund

Victory Global Equity Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 2, 2009. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 21, 2009 that specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Requirements of the Funds for the services provided by the Adviser;

• Nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Research and other service benefits received by the Adviser obtained through payment of client commissions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not consider any one particular factor to be dispositive, or rank the importance of any particular information or factor considered, and each Trustee attributed different weights to various factors.

Value Fund:

The Board compared the Value Fund's gross annual management fee of 0.84% to the gross median management fee for the peer group and considered the fact that the fee was higher than the 0.79% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.97% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was lower than the peer group median of 1.04%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014 and had also agreed to a voluntary waiver and reimbursement, excluding

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  (Unaudited)

certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered the fact that the Fund remained small at just under $200 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund had underperformed the peer group for the one-year and ten-year periods, but outperformed the peer group for the three-year period and performed the same as the peer group for the five-year period. The Board noted that the Fund had outperformed its benchmark index for the three-year and five-year periods, had underperformed the benchmark index for the one-year and ten-year periods and outperformed its Morningstar category in each of the four periods.

Having concluded, among other things, that: (1) the Value Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the Fund's expenses for some period of time; and (3) the Fund had performed adequately compared to its peers over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's gross annual management fee of 0.34% to the median gross management fee for the peer group and noted the fact that it was equal to the peer group's median gross management fee. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.60% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group median expense ratio of 0.52%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively. The Board also considered the fact that, at approximately $58 million in assets, the Fund remained very small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group in each period reviewed. The Board noted that the Fund had outperformed its benchmark index for the one-year and three-year periods, but underperformed its benchmark index and its Morningstar category for the five-year and ten-year periods.

Having concluded, among other things, that: (1) the Stock Index Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses while the Fund grew; and (3) the Fund had performed well compared to its peers over the shorter term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.66% gross annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.83% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.87% to the median expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's median of 1.14%. The Board considered the fact that, at approximately $260 million in assets, the Fund remained quite small. The Board then compared the Fund's Class A performance for the one-year, three-year and five year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in all of the periods reviewed. The Board noted that the Fund also had outperformed both its benchmark index and its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group, benchmark index and Morningstar category in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

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  (Unaudited)

Special Value Fund:

The Board compared the Special Value Fund's 0.76% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was only higher than the median gross management fee of 0.75% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.92% to the comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median of 1.06%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for the one-year and three-year periods and outperformed the peer group for the five-year and ten-year periods. The Board noted that the Fund had also outperformed both its benchmark index and its Morningstar category in each of the periods reviewed except for the one-year period. The Board specifically addressed the Fund's short-term performance with the Adviser and was assured that efforts are being made to achieve improvements.

Having concluded, among other things, that: (1) the Special Value Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during those periods; and (3) the Fund's short-term performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.94% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was lower than the median gross management fee of 0.98% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.28% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 1.19%. The Board also considered the fact that, at approximately $338 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had outperformed both its benchmark index and its Morningstar category in each of the four periods reviewed.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's annual expenses, though higher than the median expense ratio for the peer group, remained in an acceptable range of expenses attributable to comparable mutual funds, taking into account the Fund's lower management fee as compared with the peer group; and (2) the Fund had outperformed the peer group, its benchmark index and its Morningstar category in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Large Cap Growth Fund:

With respect to the Large Cap Growth Fund, the Board compared the Fund's 0.84% gross annual management fee to the median gross management fee charged to the funds in the peer groups and considered the fact that the fee was lower than the median gross management fee of 0.88% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.42% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.51%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class R expenses exceeded 1.40%, 2.10% and 1.65%, respectively. The Board also considered the fact that, at approximately $10 million in assets, the Fund remained extremely small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group for the three-year and five-year periods and

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  (Unaudited)

underperformed the peer group for the one-year period. The Board noted that the Fund had also outperformed its benchmark index and Morningstar category for the three-year and five year periods.

Having concluded, among other things, that: (1) the Large Cap Growth Fund's management fee and expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had outperformed its peer group, its benchmark index and its Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.69% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was lower than the median gross management fee of 0.74% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.91% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 1.05%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% until February 20, 2014, and its voluntary agreement to waive and reimburse expenses, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered the fact that, at approximately $120 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods except the one-year period. The Board noted that the Fund had also outperformed its benchmark index for the three-year and ten-year periods and its Morningstar category for the three-year, five-year and ten-year periods.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the expenses of those share classes; and (3) the Fund had performed well as compared with its peers, its benchmark index and its Morningstar category during all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.84% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.72% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.02% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was higher than the peer group median of 0.90%. The Board also considered the fact that, at approximately $48 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund had also underperformed its benchmark index in each of the periods reviewed except the ten-year period and its Morningstar category for each of the periods reviewed. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall produce line.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Fund's higher expenses were, for the most part, attributable to the Fund's relatively small size; (3) the Fund's underperformance as compared with its peer group was being addressed by the Adviser; and (4) the Fund was important to the strategy of offering a broad range of products; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

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The Victory Portfolios  April 30, 2010

  (Unaudited)

Core Bond Fund:

The Board compared the Core Bond Fund's 0.59% gross annual management fee to the median gross management fee of the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.56% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.72% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was lower than the peer group median of 0.76%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class I expenses exceeded 0.80% and 0.55%, respectively. The Board also considered the fact that, at approximately $153 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods reviewed. The Board noted that the Fund also had underperformed its benchmark index and its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Core Bond Fund's management fee, and expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Adviser was addressing the poor performance of the Fund in relation to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.60% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.50% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.70% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.68%. The Board considered the Adviser's contractual agreement until February 28, 2014 to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 1.82%. The Board also considered the fact that, at approximately $153 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund had outperformed its benchmark index in each of the periods reviewed, except the ten-year period, and had outperformed its Morningstar category for all of the periods reviewed.

Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses, though somewhat higher than the median expense ratio for the peer group, were well within the range of expenses attributable to comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expenses through February 28, 2014 would provide stability to the Fund's expenses during that period; and (4) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.65% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.54% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.80% to the median comparable expense ratio for the peer group and considered that the Fund's ratio was higher than the peer group median of 0.73%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A expenses exceeded 1.00%. The Board also considered the fact that, at approximately $71 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

the Fund had underperformed its benchmark index in each of the periods, but outperformed its Morningstar category for all four periods reviewed.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee and expenses, while higher than the peer group medians, were acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; and (2) the Fund had outperformed its peers during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.65% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.60% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.77% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was equal to the peer group median. The Board also considered the fact that, at approximately $110 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2009 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods reviewed, but had outperformed its Morningstar category for each of the periods reviewed.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was equal to the peer group median; and (2) the Fund had relatively good performance over the ten-year period as compared with its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Fund:

The Board considered the International Fund with the understanding that it had been operational only since November 25, 2008. The Board considered the Fund's Class A expense ratio of 5.31%, but recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Find's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class I performance for the year-to-date period ended July 31, 2009 to that of its benchmark index for the same period and considered the fact that the Fund underperformed the index.

Having concluded, among other things, that: (1) the International Fund's expense ratio, while high because of its small size and short operational history, was acceptable due to the Adviser's contractual agreement to limit expenses; and (2) the Fund's performance was acceptable given its short operational history; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Select Fund:

The Board considered the International Select Fund with the understanding that it had been operational only since November 25, 2008. The Board considered the Fund's Class A expense ratio of 5.77%, but recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class I performance for the year-to-date period ended July 31, 2009 to that of its benchmark index for the same period and considered the fact that the Fund underperformed the index.

Having concluded, among other things, that: (1) the International Fund's expense ratio, while high because of its small size and short operational history, was acceptable due to the Adviser's contractual agreement to limit expenses; and (2) the Fund's performance was acceptable given its short operational history; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Global Equity Fund:

The proposed management fee was reviewed against a universe of 84 actively managed world stock funds as reported by Strategic Insight. The Board found that the proposed advisory fee of 0.80% for the Fund was equal to the median advisory fee for the universe and only somewhat higher than the median advisory fee of 0.76% for the 19 funds selected as a retail peer group. The Board noted the existence of breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale. The Trustees considered the fact that for the universe, the median advisory fee at the first breakpoint was 0.825%, and for the retail peer group it was 0.80%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until February 28, 2020.

The Board reviewed the background and experience of the proposed portfolio management team, considering the fact that its members have been responsible for the management of the International and International Select Funds.

Having concluded, among other things, that: (1) the Global Equity Fund's management fee would be well within the range of management fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class A. Class C and Class I expenses through February 28, 2020 would provide stability to the Fund's expenses during it initial growth period; and (3) the Adviser was providing an experienced portfolio management team to manage the Fund; the Board determined that the approval of the Agreement would be in the best interests of the Fund's shareholders.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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VP-SEMI (4/10)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	\s\ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	06/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	\s\ Michael Policarpo II
Michael Policarpo II, President

Date	06/30/2010

By (Signature and Title)*	\s\ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	06/30/2010

* Print the name and title of each signing officer under his or her signature.